As filed with the U.S. Securities and Exchange Commission on April 16, 2015

1933 Act File No. 333-30810

1940 Act File No. 811-09819

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 99	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 100

STATE STREET INSTITUTIONAL INVESTMENT TRUST

P.O. Box 5049, Boston, Massachusetts 02206

(Address of Principal Executive Offices)

(617) 662-1742

(Registrant’s Telephone Number)

David James, Secretary

State Street Bank and Trust Company

100 Huntington Avenue, 3rd Floor

Boston, MA 02116

(Name and Address of Agent for Service)

Copy to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199-3600

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)
☐ On (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ On (date) pursuant to paragraph (a)(1) of Rule 485.
☒ 75 days after filing pursuant to paragraph (a)(2)
☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

State Street Institutional Investment Trust

STATE STREET INCOME ALLOCATION FUND

Class A (    )

Class C (    )

Class I (    )

Class K (    )

STATE STREET MULTI ASSET REAL RETURN FUND

Class A (    )

Class C (    )

Class I (    )

Class K (    )

STATE STREET GLOBAL ALLOCATION FUND

Class A (    )

Class C (    )

Class I (    )

Class K (    )

Prospectus Dated [[—]]

THE SECURITIES AND EXCHANGE HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY OF THE FUNDS OFFERED BY THIS PROSPECTUS IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

EACH FUND MAY OFFER MULTIPLE CLASSES OF SHARES. THIS PROSPECTUS COVERS ONLY THE CLASS A, CLASS C, CLASS I AND CLASS K SHARES OF THE APPLICABLE FUNDS.

SUBJECT TO COMPLETION. THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

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STATE STREET INCOME ALLOCATION FUND

Investment Objective

The State Street Income Allocation Fund (the “Income Allocation Fund” or sometimes referred to in context as the “Fund”) seeks to provide total return by focusing on investments in income and yield-generating assets.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you agree to invest in the future, or if you and your family currently invest, at least $[50,000] in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page [xx] of the Fund’s Prospectus. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of SSGA Income Allocation Portfolio (the “Income Allocation Portfolio” or the “Portfolio”).

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C	Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[5.25	]%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)3

	Class A		Class C		Class I		Class K
Management Fee	[0.45	]%	[0.45	]%	[0.45	]%	[0.45	]%
Distribution and Shareholder Service (12b-1) Fees	[0.25	]%	[1.00	]%	[0.00	]%	[0.00	]%
Other Expenses	[0.94	]%	[0.94	]%	[0.94	]%	[0.74	]%
Acquired Fund Fees and Expenses[4]	[0.35	]%	[0.35	]%	[0.35	]%	[0.35	]%
Total Annual Fund Operating Expenses	[1.99	]%	[2.74	]%	[1.74	]%	[1.54	]%
Fee Waiver and/or Expense Reimbursement[5]	-[0.84	]%	-[0.84	]%	-[0.84	]%	-[0.84	]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1.15	]%	[1.90	]%	[0.90	]%	[0.70	]%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1.00% CDSC may be assessed on redemptions of Class C Shares during the first year only.
[3]	Amounts reflect the total expenses of the Portfolio and the Fund.
[4]	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred indirectly through its ownership in other investment companies. They are not direct costs paid by the Fund shareholders.
[5]	[The Fund’s investment adviser, SSGA Funds Management, Inc. is contractually obligated until [April 30, 2017] to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.70% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund’s Board of Trustees.]

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s fee waiver and/or expense reimbursement only in the periods for which the fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years
Class A	$	[636	]	$	[1,040	]
Class C	$	[293	]	$	[771	]
Class I	$	[92	]	$	[466	]
Class K	$	[72	]	$	[404	]

You would pay the following expenses if you did not redeem your shares:

	1 Year			3 Years
Class A	$	[636	]	$	[1,040	]
Class C	$	[193	]	$	[771	]
Class I	$	[92	]	$	[466	]
Class K	$	[72	]	$	[404	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Income Allocation Portfolio, a separate series of the SSGA Master Trust with an identical investment objective as the Fund and that has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio.

SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), the investment adviser to the Fund and the Portfolio, invests the assets of the Portfolio among exchange traded products (“ETPs”) that provide exposure to four primary asset classes: (i) domestic and international equity securities; (ii) domestic and international investment grade and high yield debt securities; (iii) hybrid equity/debt securities (such as preferred stocks and convertible securities); and (iv) real estate investment trusts (“REITs”).

The Portfolio’s allocation among those asset classes will be in proportions consistent with the Adviser’s evaluation of the expected returns and risks of each asset class as well as the allocation that, in the Adviser’s view, will best meet the Portfolio’s investment objective. The allocations to each asset class will change over time as the Adviser’s expectations of each asset class shift. The Portfolio’s indirect holdings by virtue of investing in ETPs representing these asset classes will generally consist of a diversified mix of domestic and international equity securities, investment grade and high yield government and corporate bonds, hybrid securities such as preferred stock and convertible securities, inflation protected securities, Build America Bonds, and REITs.

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ETPs in which the Portfolio invests include exchange traded funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Underlying ETFs”), and exchange traded notes (“ETNs”). The Portfolio may invest in certain ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services.

Principal Risks

General risks associated with the Fund’s investment policies and investment strategies are discussed below. Because the Fund invests substantially all of its assets in the Portfolio, it is subject to substantially the same risks as those associated with the direct ownership of the securities in which the Portfolio invests. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.

•	Asset Allocation Risk. The Fund’s investment performance depends upon SSGA FM’s successful allocation and reallocation among asset classes, geographical regions, industry sectors, and specific issuers and investments.

•	Conflicts of Interest. The Fund may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated, which involves potential conflicts of interest. The Adviser may have an economic or other incentive to make or retain an investment for the Fund in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Fund.

•	Large Shareholder Risk. To the extent a large proportion of the shares of the Portfolio are highly concentrated or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.

•	Master/Feeder Structure Risk. The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•	Exchange Traded Products Risk: The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities represented by the ETPs in which the Portfolio invests. In addition, the shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETF’s shares) for a number of reasons. For example, supply and demand for shares of an Underlying ETF or market disruptions may cause the market price of the Underlying ETF to deviate from the value of the Underlying ETF’s investments, which may be exacerbated in less liquid markets. The value of an ETN may also differ from the valuation of its reference market due to changes in the issuer’s credit rating. By investing in ETPs, the Fund indirectly bears the Portfolio’s proportionate share of any fees and expenses (e.g. management, custody, accounting, and administration) of the ETP, if applicable, in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Portfolio’s and the Fund’s operations. The Portfolio, and indirectly the Fund, is subject to the following risks indirectly through its investments in ETPs:

•	Equity Securities Risk: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

•	Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

•

Foreign Investment Risk: Foreign investments involve certain risks that are greater than those associated with investments in securities of U.S. issuers. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by

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entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; sanctions or embargos; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Portfolio has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

•	Emerging Markets Risk: Investment in emerging markets subjects the Portfolio to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shutdown, and more governmental limitations on foreign investment policy than those typically found in a developed market. There is also the potential for unfavorable actions including expropriation, nationalization, embargo, sanctions and acts of war. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in issuers domiciled in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements could result in losses to the Portfolio. For these and other reasons, investments in emerging markets are often considered speculative.

•	High Yield Securities Risk: Securities rated below investment grade, commonly referred to as “junk bonds,” include bonds that are rated Ba1/BB+/BB+ or below by Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s Financial Services, LLC, respectively, or unrated securities considered to be of equivalent quality by the Adviser, and may involve greater risks than securities in higher rating categories. Such bonds are regarded as speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated debt securities. They are usually issued by entities without long track records of sales and earnings, or by entities with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities without taking a discount, which could be significant. High yield securities also may present greater credit risk because such securities may be issued in connection with corporate restructuring by highly leveraged issuers or may not be current in the payment of interest or principal or in default.

•	Build America Bonds Risk: The market for Build America Bonds is smaller and less diverse than the broader municipal securities market. Because Congress did not extend the Build America Bond program, the ability of municipalities to issue Build America Bonds expired on December 31, 2010. As a result, the number of available Build America Bonds is limited, which may negatively affect the value of the Build America Bonds. In addition, it is difficult to predict the extent to which a market for such bonds will continue, meaning that Build America Bonds may experience greater illiquidity than other municipal obligations. Certain aspects of the program may be subject to additional Federal or state level guidance or subsequent legislation. It is not known what additional restrictions, limitations or procedures may be implemented or what possible effect they will have on the market for Build America Bonds. There can be no assurance that Build America Bonds will be actively traded. The Build America Bonds outstanding as of December 31, 2010 will continue to be eligible for the federal interest rate subsidy, which continues for the life of the Build America Bonds; however, no bonds issued following expiration of the Build America Bond program will be eligible for the federal tax subsidy.

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•	Convertible Securities Risk: Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. Convertible securities tend to be subordinate to other debt securities issued by the same issuer. Also, issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities generally provide yields higher than the underlying stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

•	Preferred Securities Risk: There are special risks associated with investing in preferred securities. Generally, preferred security holders (such as the Portfolio) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Unlike debt securities, dividend payments on a preferred security typically must be declared by the issuer’s board of directors. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred securities at any time. In the event an issuer of preferred securities experiences economic difficulties, the issuer’s preferred securities may lose substantial value due to the reduced likelihood that the issuer’s board of directors will declare a dividend and the fact that the preferred security may be subordinated to other securities of the same issuer. There is a chance that the issuer of any of the Portfolio’s holdings will default (fail to make scheduled dividend payments on the preferred security or scheduled interest payments on other obligations of the issuer not held by the Portfolio).

•	Real Estate Sector Risk: Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Portfolio’s investments. Investing in real estate securities (which include REITs) may subject the Portfolio to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Portfolio’s investment in real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, a REIT could fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and could fail to maintain exemption from the registration requirements of the 1940 Act.

•	Management Risk: The Portfolio is actively managed, and therefore the Portfolio is subject to the risk that the investments selected by the Adviser may cause the Portfolio to underperform relative to its benchmark or other funds with a similar investment objective.

•	Affiliated ETP Risk: The Adviser may receive management or other fees from the ETPs (“Affiliated ETPs”) in which the Portfolio may invest, as well as a management fee for managing the Fund. It is possible that a conflict of interest among the Portfolio and the Affiliated ETPs could affect how the Adviser fulfills its fiduciary duties to the Portfolio and the Affiliated ETPs. Because the amount of the investment management fees to be retained by the Adviser may differ depending upon the Affiliated ETPs in which the Portfolio invests, there is a conflict of interest for the Adviser in selecting the Affiliated ETPs. In addition, the Adviser may have an incentive to take into account the effect on an Affiliated ETP in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that Affiliated ETP. Although the Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Portfolio and, therefore, the Fund.

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Geographic Focus Risk. To the extent the Portfolio invests a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region, the Portfolio’s performance will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in those countries or that region, and may be more volatile than the performance of a more geographically-diversified portfolio.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the MSCI World Index and the Barclays US Long Government/Credit Bond Index. As of the date of this Prospectus, the Fund had not commenced operations but the Portfolio commenced operations on April 25, 2012. The performance information in the bar chart is the performance of the Portfolio adjusted to reflect the estimated fees and expenses of Class A shares of the Fund, which are greater than the actual fees and expenses incurred by the Portfolio during the period shown. The performance information in the table is the performance of the Portfolio adjusted to reflect the estimated fees and expenses shown above for Class A, Class C, Class I and Class K shares of the Fund (after fee waiver and/or expense reimbursement), which are greater than the actual fees and expenses incurred by the Portfolio during the periods shown, and to reflect any applicable sales charge. The performance information below represents historical returns of the Fund’s performance predecessor and is not necessarily an indication of how the Fund will perform in the future. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

	1 Year		Since Inception (4/25/12)
Class A	[7.62	]%	[6.03	]%
Class C	[6.82	]%	[5.02	]%
Class I	[7.89	]%	[6.30	]%
Class K	[8.10	]%	[6.51	]%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	4.94%		13.54%
Barclays US Long Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	19.31%		6.33%

Highest Quarterly Results (2013-2014)	Lowest Quarterly Results (2013-2014)
[June 30, 2014]; [4.78]%	[June 30, 2013]; [-4.53]%

The Fund’s Class A share’s after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser

SSGA FM serves as the investment adviser to the Fund.

Timothy Furbush, Michael Martel and Jeremiah K. Holly have been Portfolio Managers for the Fund since inception in [2015] and the Portfolio since inception in 2012.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please see the section of the Prospectus entitled, “Other Information”.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains. For important additional information about dividend and capital gain distribution, please see the section of the Prospectus entitled, “Other Information”.

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Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see the section of the Prospectus entitled, “Other Information”.

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STATE STREET MULTI-ASSET REAL RETURN FUND

Investment Objective

The State Street Multi-Asset Real Return Fund (the “Multi-Asset Real Return Fund” or sometimes referred to in context as the “Fund”) seeks to achieve real return consisting of capital appreciation and current income.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you agree to invest in the future, or if you and your family currently invest, at least $[50,000] in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page [xx] of the Fund’s Prospectus. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of SSGA Multi-Asset Real Return Portfolio (the “Multi-Asset Real Return Portfolio” or the “Portfolio”).

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C	Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[5.25	]%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)3

	Class A		Class C		Class I		Class K
Management Fee	[0.45	]%	[0.45	]%	[0.45	]%	[0.45	]%
Distribution and Shareholder Service (12b-1) Fees	[0.25	]%	[1.00	]%	[0.00	]%	[0.00	]%
Other Expenses	[0.94	]%	[0.94	]%	[0.94	]%	[0.74	]%
Acquired Fund Fees and Expenses[4]	[0.47	]%	[0.47	]%	[0.47	]%	[0.47	]%
Total Annual Fund Operating Expenses	[2.11	]%	[2.86	]%	[1.86	]%	[1.66	]%
Fee Waiver and/or Expense Reimbursement[5]	-[0.96	]%	-[0.96	]%	-[0.96	]%	-[0.96	]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1.15	]%	[1.90	]%	[0.90	]%	[0.70	]%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1.00% CDSC may be assessed on redemptions of Class C Shares during the first year only.
[3]	Amounts reflect the total expenses of the Portfolio and the Fund.
[4]	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred indirectly through its ownership in other investment companies. They are not direct costs paid by the Fund shareholders.
[5]	[The Fund’s investment adviser, SSGA Funds Management, Inc. is contractually obligated until [April 30, 2017] to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.70% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund’s Board of Trustees.]

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s fee waiver and/or expense reimbursement only in the periods for which the fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years
Class A	$	[636	]	$	[1,063	]
Class C	$	[293	]	$	[795	]
Class I	$	[92	]	$	[491	]
Class K	$	[72	]	$	[429	]

You would pay the following expenses if you did not redeem your shares:

	1 Year			3 Years
Class A	$	[636	]	$	[1,063	]
Class C	$	[193	]	$	[795	]
Class I	$	[92	]	$	[491	]
Class K	$	[72	]	$	[429	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Multi-Asset Real Return Portfolio, a separate series of the SSGA Master Trust with an identical investment objective as the Fund and that has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio.

SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) , the investment adviser to the Fund and the Portfolio, invests the assets of the Portfolio among exchange traded products (“ETPs”) that provide exposure to four primary asset classes: (i) inflation protected securities issued by the United States Government, its agencies and/or instrumentalities, as well as inflation protected securities issued by foreign governments, agencies, and/or instrumentalities, (ii) domestic and international real estate securities; (iii) commodities; and (iv) publicly-traded companies in natural resources and/or commodities businesses.

The Portfolio’s allocation among those asset classes will be in proportions consistent with the Adviser’s evaluation of the expected returns and risks of each asset class as well as the allocation that, in the Adviser’s view, will best meet the Portfolio’s investment objective. The allocations to each asset class will change over time as the Adviser’s expectations of each asset class shift. The Portfolio’s indirect holdings by virtue of investing in ETPs representing those asset classes will generally consist of a diversified mix of domestic and international equity securities, government bonds, inflation protected securities, commodities and real estate investment trusts (“REITs”). The Adviser considers real return to be a rate of return above the rate of inflation over a market cycle.

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ETPs in which the Portfolio invests include exchange traded funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Underlying ETFs”), exchange traded commodity trusts; and exchange traded notes (“ETNs”). The Portfolio may invest in ETPs that are qualified publicly traded partnerships (“QPTPs”). In addition, the Portfolio may invest in certain ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services.

Principal Risks

General risks associated with the Fund’s investment policies and investment strategies are discussed below. Because the Fund invests substantially all of its assets in the Portfolio, it is subject to substantially the same risks as those associated with the direct ownership of the securities in which the Portfolio invests. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.

•	Asset Allocation Risk. The Fund’s investment performance depends upon SSGA FM’s successful allocation and reallocation among asset classes, geographical regions, industry sectors, and specific issuers and investments.

•	Conflicts of Interest. The Portfolio may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated, which involves potential conflicts of interest. The Adviser may have an economic or other incentive to make or retain an investment for the Portfolio in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Portfolio.

•	Large Shareholder Risk. To the extent a large proportion of the shares of the Portfolio are highly concentrated or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.

•	Master/Feeder Structure Risk. The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•	Exchange Traded Products Risk: The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities represented by the ETPs in which the Portfolio invests. In addition, the shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETF’s shares) for a number of reasons. For example, supply and demand for shares of an Underlying ETF or market disruptions may cause the market price of the Underlying ETF to deviate from the value of the Underlying ETF’s investments, which may be exacerbated in less liquid markets. The value of an ETN may also differ from the valuation of its reference market due to changes in the issuer’s credit rating. By investing in ETPs, the Fund indirectly bears the Portfolio’s proportionate share of any fees and expenses (e.g. management, custody, accounting, and administration) of the ETP, if applicable, in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Portfolio’s and the Fund’s operations. The Portfolio, and indirectly the Fund, is subject to the following risks indirectly through its investments in ETPs:

•	Equity Securities Risk: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

•	Inflation Protected Securities Risk: Inflation protected securities, such as inflation-protected debt securities issued by the U.S. Treasury (“TIPS”), generally fluctuate in response to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, an inflation protected security’s value will decrease when real interest rates rise and increase when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. During periods of “deflation,” the principal and income of an inflation protected security may decline in price, which could result in losses for the Fund.

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•	Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

•	Foreign Investment Risk: Foreign investments involve certain risks that are greater than those associated with investments in securities of U.S. issuers. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; sanctions or embargos; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Portfolio has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

•	Emerging Markets Risk: Investment in emerging markets subjects the Portfolio to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shutdown, and more governmental limitations on foreign investment policy than those typically found in a developed market. There is also the potential for unfavorable actions including expropriation, nationalization, embargo, sanctions and acts of war. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in issuers domiciled in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements could result in losses to the Portfolio. For these and other reasons, investments in emerging markets are often considered speculative.

•	Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. Factors that may significantly affect the prices of commodities include, but are not limited to: global supply and demand; domestic and international interest rates and investors’ expectations of interest rates; inflation rates and investors’ expectations of inflation rates; the investment and trading activities of commodity futures contracts; political, economic, or financial events, both globally and regionally.

•

Tax Risk-Qualifying Income: Regulated investment companies are subject to favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. Thus, income from the Portfolio’s investments in certain commodities-related investments, including exchange traded commodity trusts, may cause the Fund not to qualify as a regulated investment company. The Portfolio may also invest up to 25% of its total assets in one or more QPTPs, including ETPs that are QPTPs and whose principal activities are the buying and selling of commodities or options, futures, or forwards with respect to commodities. Although income from

13

QPTPs is generally qualifying income, if an ETP intending to qualify as a QPTP fails to qualify as a QPTP, the income generated from the Portfolio’s investment in the ETP may not be qualifying income. There can be no guarantee that any ETP will be successful in qualifying as a QPTP. In addition, there is little regulatory guidance concerning the application of the rules governing qualification as a QPTP, and it is possible that future guidance may adversely affect the qualification of ETPs as QPTPs.

Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so, the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. If the Fund fails to qualify as a regulated investment company, the Fund will be subject to tax, which will reduce returns to the Fund’s shareholders. Such a failure will also alter the treatment of distributions to the Fund‘s shareholders.

•	Agriculture Sector Risk: Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting the agricultural sector and related industries, could adversely impact the Portfolio’s investments. Agricultural and livestock production and trade flows are significantly affected by government policies and regulations. Governmental policies affecting the agricultural sector, such as taxes, tariffs, duties, subsidies and import and export restrictions on agricultural commodities, commodity products and livestock, can influence industry profitability, the planting/raising of certain crops/livestock versus other uses of resources, the location and size of crop and livestock production, whether unprocessed or processed commodity products are traded and the volume and types of imports and exports. In addition, companies in the agriculture sector must comply with a broad range of environmental laws and regulations. Additional or more stringent environmental laws and regulations may be enacted in the future and such changes could have a material adverse effect on the business of such companies. In addition, agricultural and livestock businesses may be significantly affected by adverse weather, pollution and/or disease which could limit or halt production.

•	Energy Sector Risk: Energy companies typically develop and produce crude oil and natural gas and provide drilling and other energy resources production and distribution related services. Securities prices for these types of companies are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events, exchange rates and economic conditions will likewise affect the performance of these companies. Correspondingly, securities of companies in the energy field are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for energy companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact performance of energy sector companies. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

•	Metals and Mining Sector Risk: The metals and mining sector can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. Investments in metals and mining industry companies may be speculative and may be subject to greater price volatility than investments in other types of companies. Risks of metals and mining investments include: changes in international monetary policies or economic and political conditions that can affect the supply of precious metals and consequently the value of metals and mining company investments; the United States or foreign governments may pass laws or regulations limiting metals investments for strategic or other policy reasons; and increased environmental or labor costs may depress the value of metals and mining investments.

•

Real Estate Sector Risk: Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Portfolio’s investments. Investing in real estate securities (which include REITs) may subject the Portfolio to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws,

14

casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Portfolio’s investment in real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, a REIT could fail to qualify for favorable tax treatment under the Code, and could fail to maintain exemption from the registration requirements of the 1940 Act.

•	Management Risk: The Portfolio is actively managed, and therefore the Portfolio is subject to the risk that the investments selected by the Adviser may cause the Portfolio to underperform relative to its benchmark or other funds with a similar investment objective.

•	Affiliated ETP Risk: The Adviser may receive management or other fees from the ETPs (“Affiliated ETPs”) in which the Portfolio may invest, as well as a management fee for managing the Fund. It is possible that a conflict of interest among the Portfolio and the Affiliated ETPs could affect how the Adviser fulfills its fiduciary duties to the Portfolio and the Affiliated ETPs. Because the amount of the investment management fees to be retained by the Adviser may differ depending upon the Affiliated ETPs in which the Portfolio invests, there is a conflict of interest for the Adviser in selecting the Affiliated ETPs. In addition, the Adviser may have an incentive to take into account the effect on an Affiliated ETP in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that Affiliated ETP. Although the Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Portfolio and, therefore, the Fund.

•	Natural Resources Risk. Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

•	Geographic Focus Risk. To the extent the Portfolio invests a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region, the Portfolio’s performance will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in those countries or that region, and may be more volatile than the performance of a more geographically-diversified portfolio.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Barclays US Government Inflation-Linked Bond Index and the DBIQ Optimum Yield Diversified Commodity Index Excess Return. As of the date of this Prospectus, the Fund had not commenced operations but the Portfolio commenced operations on April 25, 2012. The performance information in the bar chart is the performance of the Portfolio adjusted to reflect the estimated fees and expenses of Class A shares of the Fund, which are greater than the actual fees and expenses incurred by the Portfolio during the period shown. The performance information in the table is the performance of the Portfolio adjusted to reflect the estimated fees and expenses shown above for Class A, Class C, Class I and Class K shares of the Fund (after fee waiver and/or expense reimbursement), which are greater than the actual fees and expenses incurred by the Portfolio during the periods shown, and to reflect any applicable sales charge. The performance information below represents historical returns of the Fund’s performance predecessor and is not necessarily an indication of how the Fund will perform in the future. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

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	1 Year		Since Inception (4/25/12)
Class A	[-7.39	]%	[-3.12	]%
Class C	[-8.08	]%	[-3.86	]%
Class I	[-7.15	]%	[-2.87	]%
Class K	[-6.97	]%	[-2.67	]%
Barclays US Government Inflation-Linked Bond Index (reflects no deduction for fees, expenses or taxes)	0.87%		-0.81%
DBIQ Optimum Yield Diversified Commodity Index Excess Return (reflects no deduction for fees, expenses or taxes)	-26.45%		-13.34%

Highest Quarterly Results (2013-2014)	Lowest Quarterly Results (2013-2014)
[June 30, 2014]; [5.22]%	[June 30, 2013]; [-7.97]%

The Fund’s Class A share’s after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser

SSGA FM serves as the investment adviser to the Fund. Robert Guiliano, Michael Martel and John A. Gulino have been Portfolio Managers for the Fund since inception in [2015] and the Portfolio since inception in 2012.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please see the section of the Prospectus entitled, “Other Information”.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains. For important additional information about dividend and capital gain distribution, please see the section of the Prospectus entitled, “Other Information”.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see the section of the Prospectus entitled, “Other Information”.

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STATE STREET GLOBAL ALLOCATION FUND

Investment Objective

The State Street Global Allocation Fund (the “Global Allocation Fund” or sometimes referred to in context as the “Fund”) seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you agree to invest in the future, or if you and your family currently invest, at least $[50,000] in State Street Funds that offer Class A shares. More information about these and other discounts is available from your financial professional and in Choosing a Share Class – Reducing Your Class A Sales Charge on page [xx] of the Fund’s Prospectus. The expenses shown in the table and the Example reflect the expenses of the Fund and the Fund’s proportionate share of the expenses of SSGA Global Allocation Portfolio (the “Global Allocation Portfolio” or the “Portfolio”).

Shareholder Fees (fees paid directly from your investment)

	Class A		Class C	Class I	Class K
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[5.25	]%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price)	None	[1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)3

	Class A		Class C		Class I		Class K
Management Fee	[0.45	]%	[0.45	]%	[0.45	]%	[0.45	]%
Distribution and Shareholder Service (12b-1) Fees	[0.25	]%	[1.00	]%	[0.00	]%	[0.00	]%
Other Expenses	[0.97	]%	[0.97	]%	[0.97	]%	[0.77	]%
Acquired Fund Fees and Expenses[4]	[0.31	]%	[0.31	]%	[0.31	]%	[0.31	]%
Total Annual Fund Operating Expenses	[1.98	]%	[2.73	]%	[1.73	]%	[1.53	]%
Fee Waiver and/or Expense Reimbursement[5]	-[0.98	]%	-[0.98	]%	-[0.98	]%	-[0.98	]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1.00	]%	[1.75	]%	[0.75	]%	[0.55	]%

[1]	A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Class C shares redeemed more than one year after purchase. A 1.00% CDSC may be assessed on redemptions of Class C Shares during the first year only.
[3]	Amounts reflect the total expenses of the Portfolio and the Fund.
[4]	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred indirectly through its ownership in other investment companies. They are not direct costs paid by the Fund shareholders.
[5]	[The Fund’s investment adviser, SSGA Funds Management, Inc. is contractually obligated until [April 30, 2017] to waive its management fee and/or to reimburse the Fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.55% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the Fund’s Board of Trustees.]

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The Example reflects the Fund’s fee waiver and/or expense reimbursement only in the periods for which the fee waiver and/or expense reimbursement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year			3 Years
Class A	$	[622	]	$	[1,024	]
Class C	$	[278	]	$	[754	]
Class I	$	[77	]	$	[449	]
Class K	$	[56	]	$	[387	]

You would pay the following expenses if you did not redeem your shares:

	1 Year			3 Years
Class A	$	[622	]	$	[1,024	]
Class C	$	[178	]	$	[754	]
Class I	$	[77	]	$	[449	]
Class K	$	[56	]	$	[387	]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Global Allocation Portfolio, a separate series of the SSGA Master Trust with an identical investment objective as the Fund and that has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio.

SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) , the investment adviser to the Fund and the Portfolio, invests the assets of the Portfolio among exchange traded products (“ETPs”) that provide balanced exposure to domestic and international debt and equity securities. The Fund typically allocates approximately 60% of its assets to equity securities, though this percentage can vary based on the Adviser’s tactical decisions. The allocations to each asset class will change over time as the Adviser’s expectations of each asset class shift. The Portfolio’s indirect holdings by virtue of investing in ETPs representing these asset classes consist of a diversified mix of domestic and international, including emerging market, equity securities across all market capitalizations, investment grade and high yield government and corporate bonds, inflation protected securities, mortgage pass through securities, commercial mortgage backed securities, asset backed securities, commodities and real estate investment trusts (“REITs”).

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The Portfolio, through its investments in ETPs, will generally invest at least 30% of its assets in securities of issuers economically tied to countries other than the U.S. and will generally hold securities of issuers economically tied to at least three countries, including the U.S. In determining if a security is economically tied to a non-U.S. country, the Portfolio generally looks to the country of incorporation of the issuer as listed on Bloomberg L.P., a widely recognized provider of market information. However, the Adviser may determine a security is economically tied to a non-U.S. country based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country.

ETPs in which the Portfolio invests include exchange traded funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Underlying ETFs”), exchange traded commodity trusts; and exchange traded notes (“ETNs”). The Portfolio may invest in ETPs that are qualified publicly traded partnerships (“QPTPs”). In addition, the Portfolio may invest in certain ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services.

Principal Risks

General risks associated with the Fund’s investment policies and investment strategies are discussed below. Because the Fund invests substantially all of its assets in the Portfolio, it is subject to substantially the same risks as those associated with the direct ownership of the securities in which the Portfolio invests. The Fund is not intended to be a complete investment program, but rather is intended for investment as part of a diversified investment portfolio. Investors should consult their own advisers as to the role of the Fund in their overall investment programs.

•	Asset Allocation Risk. The Fund’s investment performance depends upon SSGA FM’s successful allocation and reallocation among asset classes, geographical regions, industry sectors, and specific issuers and investments.

•	Conflicts of Interest. The Portfolio may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated, which involves potential conflicts of interest. The Adviser may have an economic or other incentive to make or retain an investment for the Portfolio in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Portfolio.

•	Large Shareholder Risk. To the extent a large proportion of the shares of the Portfolio are highly concentrated or held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Portfolio is subject to the risk that these shareholders will purchase or redeem Portfolio shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. These transactions could adversely affect the ability of the Portfolio to conduct its investment program.

•	Master/Feeder Structure Risk. The Fund’s performance may be adversely affected as a result of large cash inflows to or outflows from the Portfolio and any related disruption to the Portfolio’s investment program.

•	Exchange Traded Products Risk: The Fund is subject to substantially the same risks as those associated with the direct ownership of the securities represented by the ETPs in which the Portfolio invests. In addition, the shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETF’s shares) for a number of reasons. For example, supply and demand for shares of an Underlying ETF or market disruptions may cause the market price of the Underlying ETF to deviate from the value of the Underlying ETF’s investments, which may be exacerbated in less liquid markets. The value of an ETN may also differ from the valuation of its reference market due to changes in the issuer’s credit rating. By investing in ETPs, the Fund indirectly bears the Portfolio’s proportionate share of any fees and expenses (e.g. management, custody, accounting, and administration) of the ETP, if applicable, in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Portfolio’s and the Fund’s operations. The Portfolio, and indirectly the Fund, is subject to the following risks indirectly through its investments in ETPs:

•	Equity Securities Risk: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

•

Debt Securities Investing Risk: The value of the debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in debt securities markets; the risk of low rates of return due to reinvestment of securities

19

during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. This may result in a reduction in income from debt securities income.

•	Foreign Investment Risk: Foreign investments involve certain risks that are greater than those associated with investments in securities of U.S. issuers. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Further, such entities and/or their securities may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; different practices for clearing and settling trades; expropriation; sanctions or embargos; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Portfolio has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries.

•	Emerging Markets Risk: Investment in emerging markets subjects the Portfolio to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shutdown, and more governmental limitations on foreign investment policy than those typically found in a developed market. There is also the potential for unfavorable actions including expropriation, nationalization, embargo, sanctions and acts of war. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in issuers domiciled in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements could result in losses to the Portfolio. For these and other reasons, investments in emerging markets are often considered speculative.

•	Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. Factors that may significantly affect the prices of commodities include, but are not limited to: global supply and demand; domestic and international interest rates and investors’ expectations of interest rates; inflation rates and investors’ expectations of inflation rates; the investment and trading activities of commodity futures contracts; political, economic, or financial events, both globally and regionally.

•	Tax Risk-Qualifying Income: Regulated investment companies are subject to favorable tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. Thus, income from the Portfolio’s investments in certain commodities-related investments, including exchange traded commodity trusts, may cause the Fund not to qualify as a regulated investment company. The Portfolio may also invest up to 25% of its total assets in one or more QPTPs, including ETPs that are QPTPs and whose principal activities are the buying and selling of commodities or options, futures, or forwards with respect to commodities. Although income from QPTPs is generally qualifying income, if an ETP intending to qualify as a QPTP fails to qualify as a QPTP, the income generated from the Portfolio’s investment in the ETP may not be qualifying income. There can be no guarantee that any ETP will be successful in qualifying as a QPTP. In addition, there is little regulatory guidance concerning the application of the rules governing qualification as a QPTP, and it is possible that future guidance may adversely affect the qualification of ETPs as QPTPs.

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Under certain circumstances, the Fund may be able to cure a failure to meet the qualifying income test, but in order to do so, the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. If the Fund fails to qualify as a regulated investment company, the Fund will be subject to tax, which will reduce returns to the Fund’s shareholders. Such a failure will also alter the treatment of distributions to the Fund‘s shareholders.

•	High Yield Securities Risk: Securities rated below investment grade, commonly referred to as “junk bonds,” include bonds that are rated Ba1/BB+/BB+ or below by Moody’s Investors Service, Inc., Fitch Inc., or Standard & Poor’s Financial Services, LLC, respectively, or unrated securities considered to be of equivalent quality by the Adviser, and may involve greater risks than securities in higher rating categories. Such bonds are regarded as speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated debt securities. They are usually issued by entities without long track records of sales and earnings, or by entities with questionable credit strength. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse conditions could make it difficult at times to sell certain securities without taking a discount, which could be significant. High yield securities also may present greater credit risk because such securities may be issued in connection with corporate restructuring by highly leveraged issuers or may not be current in the payment of interest or principal or in default.

•	U.S. Government Agency Securities Risk: Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. If a government-sponsored entity is unable to meet its obligations, the performance of the Portfolio and, therefore, the Fund will be adversely impacted.

•	Prepayment Risk: Mortgage-related securities may be paid off early if the borrower on the underlying mortgage prepays the mortgage or refinances the mortgage prior to the maturity date. If interest rates are falling, the Portfolio may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Portfolio’s and, therefore, the Fund’s income.

•	Mortgage-Backed Securities Risk: Mortgage-backed securities, other than Government National Mortgage Association (“GNMA”) mortgage-backed securities, are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly affect the value of certain mortgage-backed securities.

•	Mortgage Pass-Through Securities Risk: Most transactions in mortgage pass through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a “to-be-announced transaction” or “TBA transaction.” In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA Transaction would expose the Portfolio to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA Transaction.

•

Real Estate Sector Risk: Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Portfolio’s investments. Investing in real estate securities (which include REITs) may subject the Portfolio to risks associated with the direct ownership of real estate, such

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as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Portfolio’s investment in real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, a REIT could fail to qualify for favorable tax treatment under the Code, and could fail to maintain exemption from the registration requirements of the 1940 Act.

•	Management Risk: The Portfolio is actively managed, and therefore the Portfolio is subject to the risk that the investments selected by the Adviser may cause the Portfolio to underperform relative to its benchmark or other funds with a similar investment objective.

•	Affiliated ETP Risk: The Adviser may receive management or other fees from the ETPs (“Affiliated ETPs”) in which the Portfolio may invest, as well as a management fee for managing the Fund. It is possible that a conflict of interest among the Portfolio and the Affiliated ETPs could affect how the Adviser fulfills its fiduciary duties to the Portfolio and the Affiliated ETPs. Because the amount of the investment management fees to be retained by the Adviser may differ depending upon the Affiliated ETPs in which the Portfolio invests, there is a conflict of interest for the Adviser in selecting the Affiliated ETPs. In addition, the Adviser may have an incentive to take into account the effect on an Affiliated ETP in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that Affiliated ETP. Although the Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could impact the Portfolio and, therefore, the Fund.

•	Inflation Protected Securities Risk: Inflation protected securities, such as inflation-protected debt securities issued by the U.S. Treasury (“TIPS”), generally fluctuate in response to changes in “real” interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, an inflation protected security’s value will decrease when real interest rates rise and increase when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. During periods of “deflation,” the principal and income of an inflation protected security may decline in price, which could result in losses for the Fund.

•	Geographic Focus Risk. To the extent the Portfolio invests a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region, the Portfolio’s performance will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in those countries or that region, and may be more volatile than the performance of a more geographically-diversified portfolio.

The Fund’s shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the MSCI ACWI IMI Index and the Barclays US Aggregate Index. As of the date of this Prospectus, the Fund had not commenced operations but the Portfolio commenced operations on April 25, 2012 The performance information in the bar chart is the performance of the Portfolio adjusted to reflect the estimated fees and expenses of Class A shares of the Fund, which are greater than the actual fees and expenses incurred by the Portfolio during the period shown. The performance information in the

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table is the performance of the Portfolio adjusted to reflect the estimated fees and expenses shown above for Class A, Class C, Class I and Class K shares of the Fund (after fee waiver and/or expense reimbursement), which are greater than the actual fees and expenses incurred by the Portfolio during the periods shown, and to reflect any applicable sales charge. The performance information below represents historical returns of the Fund’s performance predecessor and is not necessarily an indication of how the Fund will perform in the future. The Fund will make updated performance information, including its current net asset value, available at the Fund’s website: SSGAFUNDS.com.

	1 Year		Since Inception (4/25/12)
Class A	[4.33	]%	[5.38	]%
Class C	[3.55	]%	[4.58	]%
Class I	[4.59	]%	[5.65	]%
Class K	[4.80	]%	[5.87	]%
MSCI ACWI IMI Index (reflects no deduction for fees, expenses or taxes)	3.84%		12.07%
Barclays US Aggregate Index (reflects no deduction for fees, expenses or taxes)	5.97%		2.53%

Highest Quarterly Results (2013-2014)	Lowest Quarterly Results (2013-2014)
[September 30, 2013]; [5.40]%	[September 30, 2014]; [-2.71]%

The Fund’s Class A share’s after-tax returns listed below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Additionally, actual after-tax returns depend on an investor’s tax situation and may differ from those shown below, and after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Investment Adviser

SSGA FM serves as the investment adviser to the Fund. Michael Martel, Timothy Furbush and Lisa Khatri have been Portfolio Manager for the Fund since inception in [2015] and the Portfolio since inception in 2012.

Purchase and Sale of Fund Shares

For important information about purchase and sale of Fund shares, please see the section of the Prospectus entitled, “Other Information”.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income, or capital gains. For important additional information about dividend and capital gain distribution, please see the section of the Prospectus entitled, “Other Information”.

Payments to Broker-Dealers and Other Financial Intermediaries

For important information about financial intermediary compensation, please see the section of the Prospectus entitled, “Other Information”.

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OTHER INFORMATION

Purchase and Sale of Fund Shares

Purchase Minimums

Class A
To establish an account	$2,000
To add to an existing account	None

Class C
To establish an account	$2,000
To add to an existing account	None

Class I
To establish an account	$1,000,000
To add to an existing account	None

Class K
To establish an account	$10,000,000
To add to an existing account	None

You may redeem Fund shares on any day the Fund is open for business.

You may redeem Fund shares by written request or wire transfer. Written requests should be sent to:

By Mail: State Street Funds P.O. Box 8048 Boston, MA 02205-8048
By Overnight: State Street Funds 30 Dan Road Canton, MA 02021

By Intermediary:

If you wish to purchase or redeem Fund shares through a broker, bank or other financial intermediary (“Intermediary”), please contact that financial intermediary directly. Your financial intermediary may have different or additional requirements for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the Fund is open.

Intermediaries may contact State Street Dealer Services Group at (866)-932-0869 or email them at broker-dealerservices@statestreet.com with questions.

Tax Information

For mutual funds generally, dividends from net investment income (other than qualified dividend income) and dividends from a Fund’s net short-term capital gains are taxable to you as ordinary income under U.S. federal income tax laws whether paid in cash or in additional shares. Dividends from a Fund’s net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Dividends you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes. If you hold the shares through a tax-advantaged arrangement, you generally will be taxed only upon withdrawal of monies from the arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.

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ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES AND RISKS OF INVESTING IN THE FUNDS

Investment Objectives

The Board of Trustees may change the investment objective of each Fund, as stated in the Fund’s summary, or (except as otherwise specifically noted) a Fund’s investment strategies and other policies, without shareholder approval.

STATE STREET INCOME ALLOCATION FUND

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Income Allocation Portfolio, a separate series of the SSGA Master Trust with an identical investment objective as the Fund and that has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio.

SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) “), the investment adviser to the Fund and the Portfolio, invests the assets of the Portfolio among exchange traded products (“ETPs”) that provide exposure to four primary asset classes: (i) domestic and international equity securities; (ii) domestic and international investment grade and high yield debt securities; (iii) hybrid equity/debt securities (such as preferred stock and convertible securities); and (iv) real estate investment trusts (“REITs”).

The Portfolio’s allocation among those asset classes will be in proportions consistent with the Adviser’s evaluation of the expected returns and risks of each asset class as well as the allocation that, in the Adviser’s view, will best meet the Portfolio’s investment objective. The allocations to each asset class will change over time as the Adviser’s expectations of each asset class shift. The Portfolio’s indirect holdings by virtue of investing in ETPs representing these asset classes will generally consist of a diversified mix of domestic and international equity securities, investment grade and high yield government and corporate bonds, hybrid securities such as preferred stock and convertible securities, inflation protected securities, Build America Bonds, and REITs.

ETPs in which the Portfolio invests include exchange traded funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Underlying ETFs”), and exchange traded notes (“ETNs”). The Portfolio may invest in certain ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services.

STATE STREET MULTI-ASSET REAL RETURN FUND

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Multi-Asset Real Return Portfolio, a separate series of the SSGA Master Trust with an identical investment objective as the Fund and that has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio.

SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) “), the investment adviser to the Fund and the Portfolio, invests the assets of the Portfolio among exchange traded products (“ETPs”) that provide exposure to four primary asset classes: (i) inflation protected securities issued by the United States Government, its agencies and/or instrumentalities, as well as inflation protected securities issued by foreign governments, agencies, and/or instrumentalities, (ii) domestic and international real estate securities; (iii) commodities; and (iv) publicly-traded companies in natural resources and/or commodities businesses.

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The Portfolio’s allocation among those asset classes will be in proportions consistent with the Adviser’s evaluation of the expected returns and risks of each asset class as well as the allocation that, in the Adviser’s view, will best meet the Portfolio’s investment objective. The allocations to each asset class will generally change over time as the Adviser’s expectations of each asset class shift. The Portfolio’s indirect holdings by virtue of investing in ETPs representing those asset classes will consist of a diversified mix of domestic and international equity securities, government bonds, inflation protected securities, commodities and real estate investment trusts (“REITs”). The Adviser considers real return to be a rate of return above the rate of inflation over a market cycle.

ETPs in which the Portfolio invests include exchange traded funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Underlying ETFs”), exchange traded commodity trusts; and exchange traded notes (“ETNs”). The Portfolio may invest in ETPs that are qualified publicly traded partnerships (“QPTPs”). In addition, the Portfolio may invest in certain ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services.

STATE STREET GLOBAL ALLOCATION FUND

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing substantially all of its investable assets in the Global Allocation Portfolio, a separate series of the SSGA Master Trust with an identical investment objective as the Fund and that has substantially similar investment policies to the Fund. When the Fund invests in this “master-feeder” structure, the Fund’s only investments are shares of the Portfolio and it participates in the investment returns achieved by the Portfolio.

SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) “), the investment adviser to the Fund and the Portfolio, invests the assets of the Portfolio among exchange traded products (“ETPs”) that provide balanced exposure to domestic and international debt and equity securities. The Portfolio typically allocates approximately 60% of its assets to equity securities, though this percentage can vary based on the Adviser’s tactical decisions. The allocations to each asset class will change over time as the Adviser’s expectations of each asset class shift. The Portfolio’s indirect holdings by virtue of investing in ETPs representing these asset classes consist of a diversified mix of domestic and international, including emerging market, equity securities across all market capitalizations, investment grade and high yield government and corporate bonds, inflation protected securities, mortgage pass through securities, commercial mortgage backed securities, asset backed securities, commodities and real estate investment trusts (“REITs”).

The Portfolio, through its investments in ETPs, will generally invest at least 30% of its assets in securities of issuers economically tied to countries other than the U.S. and will generally hold securities of issuers economically tied to at least three countries, including the U.S. In determining if a security is economically tied to a non-U.S. country, the Portfolio generally looks to the country of incorporation of the issuer as listed on Bloomberg L.P., a widely recognized provider of market information. However, the Adviser may determine a security is economically tied to a non-U.S. country based on other factors, such as an issuer’s country of domicile, where more than 50% of an issuer’s revenues are generated or where an issuer’s primary exchange is located. As a result, a security may be economically tied to more than one country.

ETPs in which the Portfolio invests include exchange traded funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Underlying ETFs”), exchange traded commodity trusts; and exchange traded notes (“ETNs”). The Portfolio may invest in ETPs that are qualified publicly traded partnerships (“QPTPs”). In addition, the Portfolio may invest in certain ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services.

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ADDITIONAL INFORMATION ABOUT RISKS

Additional information about risks is described below. The following section provides additional information regarding certain of the principal risks identified under “Principal Risks of Investing in the Fund” in each Fund Summary along with additional risk information. Because the Funds are expected to invest substantially all of their assets in a corresponding Portfolio, the description of risks below relate to the direct investments made by the Portfolio; however, to the extent a Fund makes direct investments, these risks apply to those investments as well.

•	Master-Feeder Structure Risk. Unlike traditional funds that invest directly in securities, each Fund pursues its objective by investing substantially all of its assets in the related Portfolio, which has substantially the same investment objectives, policies and restrictions as the Fund. The ability of a Fund to meet its investment objective is directly related to the ability of the Portfolio to meet its objective. The ability of a Fund to meet redemption requests depends on its ability to redeem its interest in the Portfolio. The Adviser also serves as investment adviser to each Portfolio. Therefore, conflicts may arise as the Adviser fulfills its fiduciary responsibilities to the Funds and the Portfolios.

•	Market Risk: An investment in a Fund involves risks similar to those of investing in any fund, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. The values of securities could decline generally or could underperform other investments. Different types of securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

•	Asset Allocation Risk. The Fund’s investment performance depends upon SSGA FM’s successful allocation and reallocation among asset classes, geographical regions, industry sectors, and specific issuers and investments

•	Conflicts of Interest. The Portfolio may invest in other investment companies for which the Adviser or an affiliate serves as investment manager or with which the Adviser is otherwise affiliated, which involves potential conflicts of interest. The Adviser may have an economic or other incentive to make or retain an investment for the Portfolio in an affiliated investment vehicle in lieu of other investments that may also be appropriate for the Portfolio.

•	Natural Resources Risk. Investments in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations.

•	Interest Rate Risk: Interest rate risk is the risk that the securities held by a Portfolio will decline in value because of increases in market interest rates. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

•	Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. If a Portfolio invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Fund investing in such Portfolio because the Portfolio may be unable to sell the illiquid securities at an advantageous time or price. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, a Portfolio, due to limitations on investments in illiquid securities and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector. Furthermore, if a Portfolio’s principal investment strategies involve investing in municipal securities or high yield securities, the Portfolio may have greater exposure to liquidity risk since the markets for such securities may be less liquid than the traditional bond markets. There may also be less information available on the financial condition of issuers of these types of securities than for public corporations. This means that it may be harder to buy and sell such securities, especially on short notice, and these securities may be more difficult for a Portfolio to value accurately than securities of public corporations.

•	Foreign Issuer Risk: Returns on investments in securities of foreign issuers could be more volatile than, or trail the returns on, investments in securities of U.S. issuers.

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•	Foreign Securities Involve Special Risks and Costs: Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign investments may also experience more rapid and extreme changes in value than investments in securities of U.S. companies and involve additional risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities, such as restrictions on the ability of issuers of non-U.S. securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

•	Currency Risk. Investments in securities of foreign issuers are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Portfolio’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. The value of a Portfolio’s holdings may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Portfolio.

•	Political and Economic Risk. Foreign securities are subject to foreign political and economic risk not associated with investments in securities of U.S. issuers, meaning that political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a foreign country could cause foreign securities to experience gains or losses. In addition, a Portfolio may be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

•	Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for a Portfolio to buy and sell securities. These factors could result in a loss to a Fund and, therefore, a Fund by causing the Portfolio to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Portfolio assets to be uninvested for some period of time.

•	Foreign Securities. A Portfolio may invest in foreign securities, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include American Depositary Receipts (“ADRs”) which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investment in ADRs may be less liquid than the liquidity of the underlying shares in their primary trading market. Foreign securities also include Global Depositary Receipts (“GDRs”), which are similar to ADRs, but are shares of foreign-based corporations generally issued by international banks in one or more markets around the world. ADRs and GDRs trade on developed market exchanges, such as the Hong Kong Stock Exchange, the London Stock Exchange, NASDAQ, and the New York Stock Exchange (“NYSE”). Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

•

Depositary Receipts May be “Sponsored” or “Unsponsored.” Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored

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depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

•	Depositary Receipts may be Unregistered and Unlisted. A Portfolio’s investments may also include ADRs and GDRs that are not purchased in the public markets and are restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act of 1933, as amended (“Securities Act”). The Adviser will determine the liquidity of such investments where applicable pursuant to guidelines established by the Board. If a particular investment in such ADRs or GDRs is deemed illiquid, that investment will be included within an underlying ETP’s limitation on investment in illiquid securities. Moreover, if adverse market conditions were to develop during the period between an underlying ETP’s decision to sell these types of ADRs or GDRs and the point at which an underlying ETP is permitted or able to sell such security, an underlying ETP might obtain a price less favorable than the price that prevailed when it decided to sell.

•	As a shareholder of another investment company, each Portfolio relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of a Portfolio’s investment could decline, which could adversely affect the Portfolio’s performance. By investing in another investment company, a Fund indirectly bears the corresponding Portfolio’s proportionate share of any fees and expenses of the other investment company, if applicable, in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Portfolios and the Fund’s operations. A Portfolio may invest in ETFs that are not registered or regulated under the 1940 Act. These instruments typically hold commodities, such as gold or oil, currency or other property that is itself not a security (see also “Investments in Exchange Traded Commodity Trusts” below). Federal securities laws impose limitations on a Portfolio’s ability to invest in other investment companies.

•	Investments in ETNs: Exchange traded notes (“ETNs”) generally are senior, unsecured, unsubordinated debt securities issued by a sponsor, such as an investment bank. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, a Portfolio may not receive the return it was promised and could lose its entire investment. It is expected that an issuer’s credit rating will be investment grade at the time of investment, however, the credit rating may be revised or withdrawn at any time and there is no assurance that a credit rating will remain in effect for any given time period. If a rating agency lowers the issuer’s credit rating, the value of the ETN may decline and a lower credit rating reflects a greater risk that the issuer will default on its obligation. There may be restrictions on a Portfolio’s right to redeem its investment in an ETN, which are meant to be held until maturity. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. A Portfolio’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

•	Investments in Exchange Traded Commodity Trusts (principal risk for the State Street Multi-Asset Real Return Fund and State Street Global Allocation Fund). An exchange traded commodity trust is a pooled trust that invests in physical commodities or commodity futures, and issues shares that are traded on a securities exchange that may trade at a discount or premium to the value of the holdings of the trusts. Investments in exchange traded commodity trusts are also subject to brokerage and other trading costs, which could result in greater expenses to a Portfolio and, therefore, a Fund. Exchange traded commodity trusts are not investment companies registered under the 1940 Act and are not subject to regulation under the Commodity Exchange Act of 1936 (the “CEA”). As a result, in connection with any such investments, a Portfolio will not have the protections associated with ownership of shares in an investment company registered under the 1940 Act or the protections afforded by the CEA. As with other investments in commodities, investments in exchange traded commodity trusts may increase the risk that a Fund may not qualify as “regulated investment companies” under the Code. If a Fund fails to qualify as a regulated investment company, the Fund will be subject to tax, which will reduce returns to shareholders. Such a failure will also alter the treatment of distributions to the Fund’s shareholders. These risks are described more thoroughly under “Tax Risk-Qualifying Income.”

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•	Tax Risk-Qualifying Income (principal risk for the State Street Multi-Asset Real Return Fund and State Street Global Allocation Fund). Regulated investment companies are subject to favorable tax treatment under the Internal Revenue Code. To qualify as a regulated investment company, a Fund must derive at least 90% of its gross income for each taxable year from sources generating “qualifying income.” Income derived from direct and certain indirect investments in commodities is not qualifying income. Thus, income from a Portfolio’s investments in certain commodities-related investments, including exchange traded commodity trusts, may cause the corresponding Fund not to qualify as a regulated investment company. A Portfolio may also invest up to 25% of its total assets in one or more QPTPs, including ETPs that are QPTPs and whose principal activities are the buying and selling of commodities or options, futures, or forwards with respect to commodities. Although income from QPTPs is generally qualifying income, if an ETP intending to qualify as a QPTP fails to qualify as a QPTP, the income generated from a Portfolio’s investment in the ETP may not be qualifying income. There can be no guarantee that any ETP will be successful in qualifying as a QPTP. In addition, there is little regulatory guidance concerning the application of the rules governing qualification as a QPTP, and it is possible that future guidance may adversely affect the qualification of ETPs as QPTPs. Under certain circumstances, a Fund may be able to cure a failure to meet the qualifying income test, but in order to do so the Fund may incur significant Fund-level taxes, which would effectively reduce (and could eliminate) the Fund’s returns. If a Fund fails to qualify as a regulated investment company, the Fund will be subject to tax, which will reduce returns to shareholders. Such a failure will also alter the treatment of distributions to shareholders.

•	U.S. Government Agency Securities Risk (principal risk for State Street Global Allocation Fund). Treasury securities are backed by the full faith and credit of the U.S. government as to the timely payment of principal and interest. Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Government National Mortgage Association (“GNMA”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. The Portfolio may also invest in obligations issued by other entities such as Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), which are supported solely by the credit of the agency or instrumentality itself, and are neither guaranteed nor insured by the U.S. government. FHLMC and FNMA have each been placed into conservatorship by the U.S. government under the authority of the Federal Housing Finance Agency with a stated purpose to preserve and conserve each entity’s assets and property, and to put each entity in a sound and solvent condition. No assurance can be given that these purposes will be met or that the U.S. government will provide adequate, or any, financial support to these and other agencies if needed. If a government-sponsored entity is unable to meet its obligations, the performance of the Portfolio and, therefore, the Fund, will be adversely impacted.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

Money Market Fund Investments. Although money market funds generally seek to preserve the value of their shares at $1.00 per share, it is possible that a Fund could lose money by investing in a money market fund (either directly or through its corresponding Portfolio). Investments in money market funds have traditionally not been and currently are not federally insured.

Temporary Defensive Positions. From time to time, a Fund may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if a Fund is unable to acquire the types of securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in U.S. government securities, repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. A Fund’s holdings in temporary defensive positions may be inconsistent with the Fund’s principal investment strategy, and, as a result, the Fund may not achieve its investment objective.

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Securities Lending. A Fund may lend portfolio securities with a value of up to 33 1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and a Fund will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, a Fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, a Fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund will attempt to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity.

Cyber Security Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies (such as the Funds) and their service providers (including the Adviser) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, the Adviser, a Sub-Adviser, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. The Fund may also incur substantial costs for cyber security risk management in order to prevent cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result. While the Adviser has established business continuity plans and systems designed to minimize the risk of cyber-attacks through the use of technology, processes and controls, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified given the evolving nature of this threat. The Fund relies on third-party service providers for many of its day-to-day operations, and will be subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Fund from cyber-attack. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

PORTFOLIO HOLDINGS DISCLOSURE

The Funds’ portfolio holdings disclosure policy is described in the Statement of Additional Information (“SAI”).

MANAGEMENT AND ORGANIZATION

The Funds and the Portfolios. Each Fund is a separate, diversified series of the State Street Institutional Investment Trust (the “Trust”), which is an open-end management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts.

Each Fund invests through a “master-feeder” structure. Each Fund currently seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio, a separate mutual fund, that has substantially similar investment strategies and risks as the Fund. Descriptions of the investment activities of the Fund also generally describe the expected investment activities of the Portfolio.

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A Fund can withdraw its investment in a Portfolio if, at any time, the Fund’s Board of Trustees determines that it would be in the best interests of the Fund’s shareholders, or if the investment objectives or strategies of the corresponding Portfolio changed so that they were inconsistent with the objectives or strategies of the Fund. If a Fund withdraws its investment from a Portfolio, the Fund may invest all of its assets in another mutual fund that has substantially similar investment strategies to those of the Fund, the Adviser may directly manage the Fund’s assets, or the Board may take such other action it deems appropriate and in the best interests of shareholders of the Fund, which may include liquidation of the Fund.

The Adviser. State Street Global Advisors (“SSGA”) is the investment management group of State Street Corporation, a publicly held bank holding company. SSGA is one of the world’s largest institutional money managers, and uses quantitative and traditional techniques to manage approximately $[        ] trillion in assets as of [                    ]. SSGA FM, a wholly-owned subsidiary of State Street Corporation, is the investment adviser to the Funds, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. SSGA FM had approximately $[        ] billion in assets under management as of [                    ].

For the services provided under the Investment Advisory Agreement, each Fund pays the Adviser a management fee at the annual rate, set forth below, of the Fund’s average daily net assets. With respect to each Fund, its management fee is reduced by the amount of the advisory fee paid by the respective Portfolio that is indirectly incurred by the Fund.

State Street Income Allocation Fund	[0.45]%
State Street Multi-Asset Real Return Fund	[0.45]%
State Street Global Allocation Fund	[0.45]%

A summary of the factors considered by the Board of Trustees in connection with the initial approval of the investment advisory agreement for each Fund will be available in the Funds’ annual report or semi-annual report, as applicable, after each Fund commences operations.

The Adviser places all orders for purchases and sales of the Funds’ investments. The Adviser manages the Funds using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the respective investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm. Each portfolio management team is overseen by the SSGA Investment Committee.

Key investment professionals involved in the day-to-day portfolio management of the Funds include the following:

Fund	Portfolio Managers
State Street Income Allocation Fund	Timothy Furbush Michael Martel Jeremiah K.Holly

State Street Multi Asset Real Return Fund	Robert Guiliano Michael Martel John A. Gulino

State Street Global Allocation Fund	Michael Martel Timothy Furbush Lisa Khatri

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Timothy Furbush is a Vice President of SSGA FM and a Senior Portfolio Manager in SSGA’s ISG. He is responsible for developing and implementing customized investment approaches for clients, including strategic and tactical global balanced funds as well as equitization and overlay strategies. Prior to his current role, Mr. Furbush worked for SSGA’s Intermediary Business Group as a Research Analyst providing value added research, educational tools and practice management services to financial advisors. Before rejoining SSGA in July 2007, Mr. Furbush spent a year at Fidelity Investments as a Research Analyst on their Consultant Relations Team. A graduate of Stonehill College, Mr. Furbush has an MS in Finance from the Sawyer School of Management at Suffolk University. He has earned both the Chartered Financial Analyst and Chartered Market Technician designations. He is a member of the CFA Institute, the Boston Securities Analysts Society and the Market Technicians Association.

John A. Gulino is a Vice President of SSGA FM and a Portfolio Manager with the ISG. He is responsible for investment management, research, product development, and positioning for asset allocation and real asset strategies. Prior to joining ISG, Mr. Gulino was responsible for product information management in the Interactive Sales and Marketing Team. Before joining SSGA, John spent six years with the Fidelity Investments Company. Mr. Gulino graduated from Bryant University with a Bachelor of Science in Business Administration with a concentration in Finance. He has earned the Chartered Financial Analyst designation and is a member of the CFA Institute and Boston Security Analyst Society.

Robert Guiliano is a Vice President of SSGA FM and a Senior Portfolio Manager in SSGA’s US Portfolio Management — Investment Solutions Group (“ISG”). He joined the Advisor in November 1997 and his responsibilities include the management of real asset, tactical, and strategic multi-asset allocation strategies as well as conducting research, product development, and advising institutional clients on investment policy. Prior to joining the ISG team, he was a portfolio manager/analyst in the Product Engineering group supporting the global asset allocation and currency investment management teams. Previously, he worked as an Investment Marketing Analyst for SSGA’s defined contribution group, CitiStreet. Prior to SSGA, he worked as an Assistant Relationship Representative at Funds Distributor Inc. Before entering investment management in 1996, Rob worked as a Construction and Environmental Project Manager for ExxonMobil Corporation for seven years. Rob earned a Master’s in Business Administration from Boston University in 1996 with a concentration in Finance and Bachelor of Science in Mechanical Engineering from Rensselaer Polytechnic Institute in 1989 with a Minor in Economics. He is a member of the CFA Institute and Boston Security Analysts Society.

Jeremiah K.Holly is a Vice President of SSGA FM and a Senior Portfolio Manager within ISG. He is responsible for the development and management of asset allocation solutions, including tactical allocation strategies and exposure management (overlay) strategies. Prior to joining ISG, Mr. Holly was a Senior Product Analyst in the Consultant Relations Group where he was responsible for completing new business proposals for a range of investment strategies. Prior to joining SSGA in 2005, Mr. Holly worked as a Research Assistant at Chmura Economics & Analytics — an economic research firm in Richmond, Virginia. Mr. Holly graduated from the University of Richmond with a Bachelor of Arts degree in Economics. He earned the Chartered Financial Analyst designation and is a member of both the Boston Security Analysts Society and CFA Institute.

Lisa Khatri is a Vice President of SSGA FM and a Portfolio Manager in the ISG. She is responsible for developing and implementing tactical and strategic multi asset class solutions for institutional clients. Previously, Ms. Khatri was a Portfolio Assistant with Pyramis Global Advisors, a Fidelity Investments Company. In this role she supported the management of strategic, tactical and lifecycle portfolios. Lisa joined Fidelity in 2004. Ms. Khatri earned a Bachelor of Science in Business Administration from California State University, East Bay with a concentration in Finance and Accounting. She has earned the Chartered Financial Analyst designation and is a member of the CFA Institute and the Boston Securities Analyst Society.

Michael Martel is a Vice President of SSGA FM and a Senior Portfolio Manager with the ISG. Since joining the ISG in 1998, Mr. Martel has developed expertise in creating and managing multi-asset class solutions designed to meet broad investment challenges. His work with clients includes aligning assets with long and short-term investment objectives, tactically allocating amongst asset classes to enhance returns, and leading the ISG exposure management efforts in North America. Exposure management solutions involve the construction of derivative and physical based portfolios to address client needs ranging from cash equitization to custom rebalancing to tail risk hedging. In addition, Mr. Martel oversees the continued development of proprietary portfolio management systems and assists in ongoing research efforts. Prior to joining SSGA, Mr. Martel worked for the Mutual Funds Division of

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State Street Corporation. He has been working in the investment management field since 1992. Mr. Martel holds a Bachelor of Arts degree in Economics from the College of the Holy Cross and Master degrees in both Finance and Business Administration from the Carroll School of Management at Boston College.

The Adviser’s principal address is State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

[The Administrator, Sub-Administrator and Custodian. SSGA FM is the administrator for the Funds. State Street Bank and Trust Company (“State Street”), a subsidiary of State Street Corporation, is the sub-administrator and custodian for the Funds.]

The Transfer Agent and Dividend Disbursing Agent. Boston Financial Data Services, Inc. is the transfer agent and dividend disbursing agent.

The Distributor. State Street Global Markets, LLC serves as the Funds’ distributor (“SSGM” or the “Distributor”) pursuant to the Distribution Agreement between SSGM and the Trust.

SHAREHOLDER INFORMATION

Determination of Net Asset Value. Each Fund determines its net asset value (“NAV”) per share once each business day as of the close of regular trading on the New York Stock Exchange (the “NYSE”). Pricing does not occur on NYSE holidays. A business day is one on which the NYSE is open for regular trading. The Federal Reserve is closed on certain holidays on which the NYSE is open. These holidays are Columbus Day and Veterans Day. On these holidays, you will not be able to purchase shares by wiring Federal Funds because Federal Funds wiring does not occur on days when the Federal Reserve is closed. The NAV per share is based on the market value of the investments held in a Fund. The NAV of each class of a Fund’s shares is calculated by dividing the value of the assets of the Fund attributable to that class less the liabilities of the Fund attributable to that class by the number of shares in the class outstanding. Each Fund values each security or other investment pursuant to guidelines adopted by the Board of Trustees. Securities or other investments may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Funds’ Board of Trustees, under certain limited circumstances. For example, fair value pricing may be used when market quotations are not readily available or reliable, such as when (i) trading for a security is restricted; or (ii) a significant event, as determined by the Adviser, that may affect the value of one or more securities or other investments held by a Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV. Attempts to determine the fair value of securities or other investments introduce an element of subjectivity to the pricing of securities or other investments. As a result, the price of a security or other investment determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the price a Fund would have received had it sold the investment. To the extent that a Fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

Purchase of Fund Shares

Mutual funds advised by SSGA FM (the “State Street Funds”) and their service providers have a legal obligation to collect from you certain personal information about you at the time you open an account to verify your identity and the source of your payment. If you do not provide this information, you may not be able to open an account with the State Street Funds. If the State Street Funds believe that they have uncovered unlawful activity, the State Street Funds and their service providers may close your account and take any action they deem reasonable or required by law. The State Street Funds reserve the right to reject any purchase order.

Investing in State Street Institutional Investment Trust Shares

This section of the Prospectus explains the basics of doing business with the State Street Funds. Carefully read each topic. The policies set forth below regarding the purchase, redemption and exchange of State Street Fund shares are in addition to the “Purchase and Sale of Fund Shares” section contained in the “Fund Summary” portion of this

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Prospectus. The State Street Funds reserve the right to change the following policies, without notice to shareholders; except that any modification or termination of the exchange privileges set forth herein will be preceded by 60 days’ advance notice to shareholders. Please call or check online for current information. Requests for transactions in the State Street Funds will be processed when they are received in “good order.” “Good order” means that the request is in an accurate and complete form, and all applicable documents have been received in such accurate and complete form (including typically, a signed application and medallion-guaranteed documents), and, for a purchase request, the check or wired funds have cleared.

Purchasing Shares

Choosing a Share Class

The Funds offer four classes of shares through this Prospectus: Class A, Class C, Class I and Class K, available to you subject to the eligibility requirements set forth below.

All classes of a Fund share the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. You should choose the class with the expense structure that best meets your needs and for which you are eligible. Some factors to consider are the amount you plan to invest, the time period before you expect to sell your shares, and whether you might invest more money in the Funds in the future. Your investment professional can help you choose the share class that best suits your investment needs.

When you buy Class A shares, the initial sales load is deducted from the amount you invest, unless you qualify for an initial sales load waiver. This means that less money will be invested in the Fund immediately. Class A shares have a Rule 12b-1 fee of 0.25% per year. A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

When you buy Class C shares, the full amount of your purchase price will be invested in the Fund, but you will be subject to a Rule 12b-1 fee of 1.00% per year. Because this fee is paid out of a Fund’s assets on an ongoing basis, over time this fee may increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sale charge when you redeem Class C shares within one year of the purchase date.

The chart below summarizes the features of the different share classes. This chart is only a general summary, and you should read the description of each Fund’s expenses in each Fund Summary in this Prospectus.

The minimum purchase amount may be waived by for specific investors or types of investors, including, without limitation, retirement plans, employees of State Street Corporation and its affiliates and their families.

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	Class A	Class C	Class I	Class K
Availability	Available to the general public through certain financial intermediaries.	Available to the general public through certain financial intermediaries.

Limited to certain investors, including:

•    Certain banks, broker-dealers and other financial intermediaries.

•    Certain employer-sponsored retirement plans.

•    Certain employees or affiliates of State Street Corporation or its affiliates.

Limited to certain investors, including certain qualified recordkeepers and employer-sponsored retirement plans.

Minimum Initial Investment	$2,000. The investment minimum may be modified, waived or reduced for certain types of investors (e.g., 401(k) or 403(b) plans) as well as for certain fee-based programs where an agreement is in place.	$2,000	$1,000,000. The investment minimum may be modified, waived or reduced for certain types of investors (e.g., 401 (k) or 403(b) plans) as well as for certain fee-based programs where an agreement is in place.	$10,000,000. The investment minimum may be modified, waived or reduced for certain types of investors (e.g., 401 (k) or 403(b) plans) as well as for certain fee-based programs where an agreement is in place.

Maximum Investment	None.	$999,999; none for omnibus retirement plans.	None.	None.

Initial (Front-End) Sales Charge	Yes. 5.25%, payable at time of purchase. Lower sales charges are available for larger investments. See the chart under “Class A” section of this Prospectus.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.

Deferred (CDSC) Sales Charge	No, except for purchases of $1,000,000 or more that are redeemed within 18 months after purchase.	Yes, 1.00% payable if you redeem within one year of purchase. See the chart under “Class C” section of this Prospectus.	No.	No.

Distribution and Service (Rule 12b-1) Fees	0.25% annual fee.	1.00% annual fee.	No.	No.

Redemption Fees	No.	No.	No.	No.

The following pages cover additional details about each share class, including information about share class eligibility, initial and deferred sales charges, and sales charge reductions and waivers. Information about sales charges and sales charge reductions and waivers is also available free of charge on the Funds’ website at SSGAFUNDS.com.

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Class A

Class A shares are available to the general public for investment through qualified recordkeepers with a distribution and/or fund servicing agreement maintained with the Funds’ Distributor.

When you buy Class A shares, you pay an initial (or front-end) sales charge at the time of your investment, which is included in the offering price, unless you qualify for a sales charge reduction or waiver. This fee is deducted from the amount you invest, and the remainder of your money is used to buy shares in the Fund. The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to financial intermediaries at each level of investment. The actual sales charge you pay may vary slightly from the rates disclosed due to rounding.

Amount of Purchase Payment	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Financial Intermediary Compensation as a % of Offering Price
Less than $50,000	5.25%	5.54%	4.75%
$50,000-$99,999	4.50%	4.71%	4.00%
$100,000-$249,999	3.50%	3.63%	3.25%
$250,000-$499,999	2.50%	2.56%	2.25%
$500,000-$999,999	2.00%	2.04%	1.75%
$1,000,000 or more	None	None	Advanced Commission1 2

[1]	Class A advanced commission for purchases over $1 million:

First $1-3 million	1.00%
Next $3-15 million	0.50%
Over > $15 million	0.25%

[2]	If you purchase $1,000,000 or more of Class A shares of the Fund you will not be assessed a sales charge at the time of purchase. The Distributor pays broker-dealers advanced commissions that are calculated on a year-by-year basis based on the amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advanced commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase. You may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds if you redeem your shares within 18 months after purchase.

Reducing Your Class A Sales Charge

The Funds offer two principal ways for you to qualify for discounts on initial sales charges on Class A share purchases, often referred to as “breakpoint discounts”: Right of Accumulation or a Letter of Intent. Each of these methods is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the State Street Funds that offer Class A shares in which you invest (as described below) even if such State Street Funds are held in accounts with different financial intermediaries, as well as purchases of shares of all Class C, Class I, and Class N State Street Funds (other than shares of money market funds) to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your financial intermediary or the State Street Funds that you would like to have one or more of the State Street Funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation: You may qualify for a reduction in the sales charge you pay for purchases of Class A shares through Right of Accumulation.

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To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment calculated as the higher of (a) the current value of your existing holdings or (b) the amount you invested (excluding capital appreciation) less any withdrawals of any Class A, Class C, Class I, and Class N shares of a State Street Fund (other than shares of money market funds) held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A shares, inform your financial intermediary or the State Street Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the State Street Funds may verify (1) the number of shares of the State Street Funds held in your account(s) with State Street Funds, (2) the number of shares of the State Street Funds held in your account(s) with a financial intermediary, and (3) the number of shares of the State Street Funds held in an account with a financial intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

Gifting of Shares. If you make a gift of shares, upon your request, you may combine purchases, if made at the same time, under right of accumulation of Class A, Class C, Class I and Class N shares of a State Street Fund (other than shares of money market funds) at the sales charge discount allowed for the combined purchase. The receiver of the gift may also be entitled to a prospective reduction in sales charges in accordance with the funds’ right of accumulation or other provisions. You or the receiver of the gift must provide certain account information to State Street or their agents at the time of purchase to exercise this right.

Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A shares of one or more State Street Funds within a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. Purchases of Class A shares of one or more State Street Funds you make over the next 13 month period will be combined and you will pay balances of Class A shares pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your financial intermediary. Purchases submitted not more than three months prior to the date the Letter of Intent is received are considered in determining the level of sales charge that will be paid pursuant to the Letter of Intent; however, the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. In addition, investors do not receive credit for shares purchased by the reinvestment of distributions.

The Letter of Intent is a non-binding commitment upon the investor to purchase the full amount indicated. Shares worth 5% of the amount of each purchase will be held in escrow (while remaining in your name) until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of the applicable sales charge.

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To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your financial intermediary. To determine if you are eligible for these programs call (800) 647-7327. These programs may be terminated or amended at any time.

WAIVER OF THE CLASS A SALES CHARGE

No sales charge is imposed on Class A shares of a Fund if the shares are:

1.	Acquired through the reinvestment of dividends and capital gain distributions.

2.	Acquired in exchange for Class A shares of another State Street Fund that were previously assessed a sales charge. However, if your shares are subject to CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate.

3.	Bought in State Street Funds that do not offer Class N (no load) shares by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code of 1986 (the “Internal Revenue Code”)) of:

•	The State Street Funds

•	State Street Corporation and its subsidiaries and affiliates

For those State Street Funds that offer Class N shares, officers, directors or trustees, retirees and employees and their immediate family members, of State Street Corporation and its subsidiaries and affiliates may open new accounts and purchase shares subject to the $1,000 minimum investment amount.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•	Financial intermediaries or financial institutions that have entered into selling agreements with the Funds or Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a financial intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

5.	Bought by:

•	Employer Sponsored Retirement (including Employer Sponsored IRAs) and Deferred Compensation Plans maintained on retirement platforms or by the Fund’s Transfer Agent of its affiliates with at least $1 million of assets; or with at least 100 eligible employees to participate in the plan; or that execute plan level or multiple-plan level transactions through a single omnibus account with the Funds or Financial Intermediary. These Plans include: (i) employer sponsored pension or profit sharing plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the Code), including 401(k), money purchase pension, profit sharing and defined benefit plans; (ii) 403(b) and non-qualified deferred compensation arrangements that operate similar to plans described under (i) above, such as 457 plans and executive deferred compensation arrangements; and( iii) voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Employer Sponsored IRAs include: Simplified Employee Pension (SEP), Salary Reduction Simplified Employee Pension (SAR-SEP), and Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRAs.

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•	Investors who are directly rolling over or transferring shares from an established State Street Fund or State Street qualified retirement plan. Rolling over or transferring shares involves the transferring of shares (in-kind); there is no cash movement associated with the transaction.

•	Clients of Financial Intermediaries that (i) charge an ongoing fee for advisory, management, consulting or similar services, or (ii) have entered into an agreement with the Fund’s Distributor to offer Class A shares through a no-load network or platform, or self-directed brokerage accounts that may or may not charge transaction fees to customers.

•	Insurance company separate accounts.

•	Tuition Programs that qualify under Section 529 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Class A shares of a State Street Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required. Please refer to Class A and Class C Account Reinstatement Privileges below.

7.	Bought in connection with plans of reorganization of a State Street Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you sell the Fund shares you received in connection with the plan of reorganization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call (800) 647-7327 or contact your financial intermediary. Waivers or reductions may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class C

Class C shares are available to the general public for investment through transaction-based financial intermediaries.

Class C shares are offered at NAV per share, without any upfront sales charge. However, if you redeem Class C shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a contingent deferred sales charge (“CDSC”) according to the following schedule:

Years Since Purchase	CDSC As a % of Dollar Amount Subject to Charge
0-1	1.00
After First Year	NONE

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C shares. Class C shares have no conversion feature.

HOW THE CDSC IS CALCULATED

The State Street Funds calculate the CDSC by treating all purchases made in a given month as being made on the first day of the month.

The CDSC will be multiplied by then current market value or original cost of shares being redeemed, whichever is less. To minimize the CDSC, shares not subject to any charge, including share appreciation, or acquired through reinvestment of dividends or capital gain distributions, are redeemed first followed by shares held the longest time.

You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your financial intermediary may not maintain such information.

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WAIVER OF THE CDSC

In the following situations, no CDSC is imposed on redemptions of Class A and Class C shares of a Fund:

1. If you participate in the Automatic Withdrawal Plan (AWP). Redemptions made on a regular periodic basis (e.g. monthly) will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 10% annually of the current market value of the account balance. Redemptions made as part of a required minimum distribution are also included in calculating amounts eligible for this waiver. For information on the Automatic Withdrawal Plan, please see “Service Options” section of the Prospectus on page [xx].

2. If you are a registered participant or beneficial owner of an account and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). This waiver is only available for accounts open prior to the shareholder’s or beneficiary’s death or disability, and the redemption must be made within one year of such event. Subsequent purchases into such account are not eligible for the CDSC waiver. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3. Redemptions that represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70 1/2. If you maintain more than one IRA, only the assets credited to the IRA that is invested in one or more of the State Street Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

4. A distribution from a qualified retirement plan by reason of the participant’s retirement.

5. Redemptions that are involuntary and result from a failure to maintain the required minimum balance in an account.

6. Exchanges in connection with plans of reorganization of a State Street Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you receive in connection with the plan of reorganization.

7. Exchanges for shares of the same class of another State Street Fund. However, if your shares are subject to CDSC, the CDSC will continue to apply to your new shares. For purposes of the CDSC, shares will continue to age from the date of the original purchase of the Fund shares.

8. Redemption of shares purchased through employer sponsored retirement plans, and deferred compensation plans. The CDSC, however, will not be waived if the plan redeems all of the shares that it owns on behalf of participants prior to the applicable CDSC period, as defined above.

9. Redemptions as part of annual IRA custodial fees.

10. Acquired through the reinvestment of dividends and capital gains distributions.

11. Bought with proceeds from the sale of Class C shares of a State Street Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required. Please refer to Class A and Class C Account Reinstatement Privileges below.

Class A and Class C Account Reinstatement Privileges

You may purchase Class A shares or Class C shares at NAV within 90 days of the sale with no sales charge by reinstating all or part of your proceeds into the same account that the sale occurred. Any applicable CDSC in connection with the redemption in Class A or Class C shares will be credited and aging will begin at original purchase date. Please note that a redemption and reinstatement are considered to be a sale and purchase for tax-reporting purposes.

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Class I

Class I shares are not subject to any sales charge. Only certain investors are eligible to buy Class I shares. Your financial intermediary can help you determine whether you are eligible to purchase Class I shares.

Class I shares are available to the following categories of investors and/or investments:

1.	Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in:

•	discretionary and non-discretionary advisory programs;

•	fund supermarkets;

•	asset allocation programs;

•	other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund shares or for otherwise participating in the program; or

•	certain other investment programs that do not charge an asset-based fee;

2.	Qualified state tuition plans described in Section 529 of the Internal Revenue Code and donor-advised charitable gift funds (subject to all applicable terms and conditions);

3.	Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code;

4.	Certain other registered open-end investment companies whose shares are distributed by the Distributor;

5.	Certain retirement and deferred compensation programs established by State Street Corporation or its affiliates for their employees or the Funds’ Trustees;

6.	Current or retired directors, officers and employees of SSGA and any of its subsidiaries, such persons’ spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary;

7.	Current or retired Directors or Trustees of the State Street Funds, such persons’ spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary;

8.	Investments made in connection with certain mergers and/or reorganizations as approved by the Adviser;

9.	The reinvestment of dividends from Class I shares in additional Class I shares of a Fund; and

10.	Qualified recordkeepers with a distribution and/or fund servicing agreement maintained with the Funds’ Distributor.

The minimum investment for Class I shares is $1,000,000.

Class K

Class K shares are not subject to any sales charge. Only certain investors are eligible to buy Class K shares. Your financial intermediary can help you determine whether you are eligible to purchase Class K shares.

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Class K shares are available to the following categories of investors:

1.	Qualified recordkeepers with a distribution and/or fund servicing agreement maintained with the Funds’ Distributor;

2.	Defined benefit plans, defined contribution plans, endowments and foundations with greater than $10 million in a qualified tax-exempt plan;

3.	Employers with greater than $10 million in the aggregate between qualified and non-qualified plans that they sponsor; and

4.	Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code.

The minimum investment for Class K shares is $10,000,000.

How to Initiate a Purchase Request

Investing in the State Street Funds Through a Financial Intermediary

If you currently do not have an account with SSGA FM, you may establish a new account and purchase shares of the State Street Funds through a financial intermediary, such as a bank, broker, or investment adviser. Please consult your financial intermediary to determine which, if any, shares are available through that firm and to learn about other rules that may apply. You may also submit a New Account Application. To open certain types of accounts, such as IRAs, you will be required to submit an account-specific application. If you intend to add certain investor services offered by the State Street Funds, such as Automatic Investment and Withdrawal Plans, and check-writing on money market funds, you also will be required to submit a Service Option Form. See Service Options. If you are opening an account through a financial intermediary, such as a bank or broker, the financial intermediary should have the documents that you will need.

Account Applications and Other Documents. You may find many of the forms necessary to open an account online or by calling or writing to the State Street Funds. See Contacting the State Street Funds.

Opening Accounts and Purchasing By Telephone. You may call the State Street Funds to request that the account-opening forms be sent to you or for assistance in completing the necessary paperwork. Once an account has been established, you may also call the State Street Funds to request a purchase of shares. See Contacting the State Street Funds.

Opening Accounts and Purchasing By Mail. You may send the State Street Funds your account registration form and check to open a new account. To add to an existing account, you may send your check with a written request. You also may send a written request to the State Street Funds to make an exchange. For the State Street Funds’ addresses, see Contacting the State Street Funds.

Please be sure to check Exchanging Shares and Frequent-Trading Limits below.

How to Pay for a Purchase

By Wire. Please call the State Street Funds for instructions and policies on purchasing shares by wire. See Contacting the State Street Funds. All wires should be in U.S. dollars and immediately available funds.

By Check. You may send a check to make initial or additional purchases to your fund account. Make your check payable to “State Street Funds” and include the appropriate fund name and account number (e.g., “State Street Income Allocation Fund—a/c #xxx”) in the memo section of the check.

By Exchange. You may purchase shares of a State Street Fund, provided the Funds’ minimum investment is met, using the proceeds from the simultaneous redemption of shares of another State Street Fund of the same class. You may initiate an exchange by telephone, or by mail. See Exchanging Shares.

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In-Kind Purchase of State Street Fund Shares. The State Street Funds, in their sole discretion, may permit you to purchase State Street Fund shares through the exchange of other securities that you own. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact the State Street Funds for more information, including additional restrictions. See Contacting the State Street Funds.

Trade Dates-Purchases

The trade date for any purchase request received in good order will depend on the day and time the State Street Funds receive your request, the manner in which you are paying, and the type of fund you are purchasing. Each State Street Fund’s NAV is calculated only on business days, that is, those days that the NYSE is open for regular trading.

For Purchases by Check, Exchange or Wire into all Funds: If the purchase request is received in good order by the State Street Funds on a business day before the close of regular trading on the NYSE (ordinarily 4 p.m., Eastern time), the trade date will be the same day. If the purchase request is received in good order on a business day after the close of regular trading on the NYSE, or on a non-business day, the trade date will be the next business day.

The time on a business day that your purchase order is received may impact your right to receive a dividend declared on such business day, please see Dividends and Distributions—Dividend Policy Upon Purchase below.

If your purchase request is not in good order, it may be rejected.

For further information about purchase transactions, consult our website at SSGAFUNDS.com or see Contacting the State Street Funds.

Other Purchase Policies You Should Know

Check Purchases. All checks used to purchase State Street Fund shares must be drawn on a U.S. bank and in U.S. dollars. The State Street Funds will not accept any third-party check used for an initial purchase of fund shares, or any check drawn on a credit card account for any purpose.

New Accounts. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, the State Street Funds reserve the right, without notice, to close your account or take such other steps as we deem reasonable.

Refused or rejected purchase requests. The State Street Funds reserve the right to stop selling fund shares or to reject any purchase request at any time and without notice, including purchases requested by exchange from another State Street Fund. This right also includes the right to reject any purchase request because of a history of frequent trading by the investor or because the purchase may negatively affect a fund’s operation or performance.

Purchases Through Pension Plans. If you are purchasing State Street Fund shares through a pension or other participation plan, you should contact your plan administrator for further information on purchases.

Redeeming Shares

By Telephone. You may call the State Street Funds to request a redemption of shares. See Contacting the State Street Funds.

By Mail. You may send a written request to the State Street Funds to redeem from a fund account or to make an exchange. See Contacting the State Street Funds.

Please be sure to check Exchanging Shares and Frequent-Trading Limits below.

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Trade Date-Redemptions

The trade date for any redemption request received in good order will depend on the day and time the State Street Funds receive your request in good order and the manner in which you are redeeming.

Your redemption will be executed using the NAV as calculated on the trade date. NAVs are calculated only on days that the NYSE is open for regular trading (a business day). If the redemption request is received in good order by the State Street Funds on a business day before the close of regular trading on the NYSE (ordinarily 4 p.m., Eastern time), the request will be processed the same day using that day’s NAV. If the redemption request is received in good order on a business day after the close of regular trading on the NYSE, or on a non-business day, the request will be the next business day.

The time on a business day that your redemption order is received may impact your right to receive a dividend declared on such business day, please see Dividends and Distributions—Dividend Payment Policy Upon Redemption below.

How to Receive Redemption Proceeds

By Electronic Bank Transfer. You may have the proceeds of a fund redemption sent directly to a designated bank account. To establish the electronic bank transfer option on an account, you must designate a bank account by completing a special form or filling out the appropriate section of your account registration form. After the option is set up on your account, you can redeem shares by electronic bank transfer on a regular schedule (Automatic Withdrawal Plan) or from time to time. Your redemption request can be initiated by telephone, or by mail.

By Wire. When redeeming shares of a State Street Fund, you may instruct the State Street Funds to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Shares will be redeemed from the account on the day that the redemption instructions are received in good order and the proceeds wire will normally be sent the next day. The wire redemption option is not automatic; you must designate a bank account by completing a special form or filling out the appropriate section of your account registration form. The State Street Funds typically do not charge you a fee for wiring redemption proceeds, although it reserves the right to do so. Your bank may charge a fee for receiving a wire. You are encouraged to check with your bank before initiating any transaction.

By Exchange. You may have the proceeds of a State Street Fund redemption invested directly into shares of another State Street Fund of the same class. You may initiate an exchange by telephone, or by mail.

By Check. You may have the proceeds of a State Street Funds redemption paid by check and sent to the address shown on the State Street Funds registration record, provided that the address on the registration record has not changed within 30 days of the redemption request. The State Street Funds will mail you a redemption check, generally payable to all registered account owners, normally by the next business day of your trade date.

Other Redemption Policies that You Should Know

Redemptions within 15 Days of Purchase. If you purchased State Street Fund shares by check or an automatic investment program and you elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. In this case, the State Street Funds generally will postpone sending redemption proceeds until it can verify that the check or automatic investment program investment has been collected, but in no event will this delay exceed 15 days. There will be no such delay for redemptions following purchases paid by federal funds wire or by bank cashier’s check, certified check or treasurer’s check.

Address Changes. If your address of record has been changed within 30 days of the redemption request, the request must be in writing and bear a medallion guarantee.

Significant/Unusual Economic or Market Activity. During periods of significant or unusual economic or market activity, you may encounter delays attempting to give instructions by phone.

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Minimum Account Size. You will receive 60 days’ notice that your account will be closed unless an investment is made to increase the account balance to the required minimum. Failure to bring your account balance to the required minimum within the prescribed period may result in a State Street Fund closing your account at the NAV next determined on the day the account is closed, and mailing the proceeds to you at the address shown on such fund’s records.

In-Kind Redemptions. The State Street Funds may pay any portion of the amount of the redemption proceeds in excess of $15 million by a distribution in kind of readily marketable securities from the portfolio of the State Street Fund in lieu of cash. You will incur brokerage charges and may incur other fees on the sale of these portfolio securities. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

Large Redemptions. Requests for redemptions over $50,000 must be in writing and bear a medallion guarantee.

Suspension of Shareholder Redemptions. The State Street Funds reserve the right to suspend the right of shareholder redemption or postpone the date of payment for more than 7 days to the extent permitted by the Investment Company Act of 1940, as amended.

Exchanging Shares

An exchange occurs when you use the proceeds from the redemption of shares of one State Street Fund to simultaneously purchase shares of a different State Street Fund. Exchanges may be made within the same class (i.e. Class A shares for Class A shares; Class C shares for Class C shares). Class N shares are also exchangeable for other share classes of these State Street Funds and would be subject to the conditions for investing in the other class of shares described in the prospectus. The account holding the original shares must be registered in the same name as the account holding the new shares received in the exchange. You may make exchange requests by telephone, or by mail. See Purchasing Shares and Redeeming Shares above. Exchanges are subject to the terms applicable to the purchases of the fund into which you are exchanging. Exchange privileges may not be available for all State Street Funds and may be suspended or rejected. Exchanging your shares of a State Street Fund for shares of another fund is a taxable event and may result in capital gain or loss.

If the NYSE is open for regular trading (generally until 4 p.m. Eastern time, on a business day) at the time an exchange request is received in good order, the trade date generally will be the same day. Please note that the State Street Funds reserve the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason; provided, that shareholders will be provided 60 days’ advance notice of any modification or termination of the exchange privilege.

Frequent-Trading Limits

Frequent, short-term trading, abusive trading practices and market timing (together, “Excessive Trading”), often in response to short-term fluctuations in the market, are not knowingly permitted by the State Street Funds. The State Street Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Excessive Trading into and out of a State Street Fund may harm the fund’s performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all fund shareholders, including long-term investors who do not generate such costs.

The Board of Trustees of the State Street Funds has adopted a “Market Timing/Excessive Trading Policy” (the “Policy”) to discourage Excessive Trading. Under the Policy, the State Street Funds reserve the right to reject any exchanges or purchase orders or to suspend redemptions by any shareholder engaging in Excessive Trading activities.

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As a means to protect each State Street Fund and its shareholders from Excessive Trading:

•	The State Street Funds’ transfer agent compiles, monitors and reports account-level information on underlying shareholder activity using two proprietary systems, which are implemented on a risk-based approach designed to identify trading that could adversely impact the State Street Funds;

•	The State Street Funds’ distributor has obtained information from each financial intermediary holding shares in an omnibus account with the State Street Funds regarding whether the intermediary has adopted and maintains procedures that are reasonably designed to protect the State Street Funds against harmful short-term trading; and

•	With respect to State Street Funds that invest in securities that trade on foreign markets, pursuant to the State Street Funds’ fair valuation procedures, pricing adjustments may be made based on information received from a third-party, multi-factor fair valuation pricing service.

Under the Policy, Excessive Trading includes certain “Round Trip” transactions (a purchase or exchange and redemption or exchange within the same State Street Fund, excluding the State Street money market funds), and uses the following notification process:

•	If the State Street Funds discover that an investor or a client of an intermediary has engaged in Excessive Trading, the State Street Fund’s distributor may send a notice to the account owner or intermediary informing them that the account issued a warning and future Excessive Trading may result in further action including suspension or termination of the account;

•	If the same account engages in another Round Trip following the issuance of a warning, the State Street Funds’ distributor will instruct State Street Funds’ transfer agent or intermediary to stop all future purchases on the account for a period of 90 days which will prevent the account from effecting further purchases of the State Street Fund (the “Stop Purchase instruction”);

•	At the end of 90 days from the date the Stop Purchase instruction was placed on the account, the Stop Purchase instruction will be removed and the account will be eligible to accept additional purchases; and

•	If, after the Stop Purchase instruction has been removed, the account continues to engage in Excessive Trading, the State Street Funds’ distributor will take appropriate action, which may include issuing additional alert notices, placing further Stop Purchase instruction(s) on the account or directing immediate account closure.

Notwithstanding the foregoing notification process, the State Street Funds may take any reasonable action that they deem necessary or appropriate in support of the Policy without providing prior notification to the account holder. Such action may include rejecting any purchase, in whole or in part, including, without limitation, by a person whose trading activity in fund shares may be deemed harmful to the State Street Funds. While the State Street Funds attempt to discourage Excessive Trading, there can be no guarantee that it will be able to identify investors who are engaging in Excessive Trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected. It may not always be able to detect or prevent Excessive Trading or other activity that may disadvantage a Fund or its shareholders.

A State Street Fund shareholder’s right to purchase shares through an automatic investment plan or redeem shares in full (or in part through a systematic withdrawal plan) are unaffected by these restrictions.

Service Options

Dividend and Capital Gain Distribution Option. You may set up your State Street Fund account to reinvest any dividend or capital gains distribution that you receive as a Fund shareholder into the same or a different State Street Fund, or have any dividend or capital gain paid by check, by wire or by check to a special payee. No interest will accrue on the amounts represented by the uncashed distribution checks. Please refer to Dividend and Distribution below for additional information,

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Automatic Withdrawal Plan - If your account balance is over $10,000, you may request regular periodic (monthly, quarterly, semi-annually, or annually) automatic cash withdrawals of $100 or more which can be mailed to you or any person you designate, or sent through ACH to your bank (at your selection). Proceeds from such withdrawals will be transmitted to the investor’s bank two business days after the trade is placed or executed automatically. No interest will accrue on the amounts represented by the uncashed redemption check(s). Ask your financial adviser or financial intermediary for details.

Telephone Redemptions and Exchanges. You may set up your State Street Fund account so that if you request over the telephone to redeem State Street Fund shares, the redemption proceeds will automatically be wired to a designated bank account. You also may set up your account to permit the State Street Funds to act on your telephonic instructions to exchange State Street Funds shares or to establish a systematic exchange plan. You may choose the date, the frequency (monthly, quarterly or annually) of systematic exchanges of your shares in one State Street Fund to another State Street Fund of the same share class.

Automatic Investment Plan. Once the initial investment has been accepted, you may make subsequent investments of $100 or more monthly, quarterly or annually by direct deposit by debiting your bank checking or savings account. Once this option has been established, you may call the State Street Funds to make additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it.

Account Transfers

To effect a change in account registration (for example, to add a new joint owner), a shareholder of a State Street Fund may request to open a new account in the same State Street Fund (referred to as a “transfer”). To effect a transfer, the State Street Funds require a completed and signed new account application, including all necessary additional documents required by the form, and a letter of instruction. The letter of instruction must include the name of the State Street Fund and the original account number, and must be signed by all registered owners of the original account and include a medallion guarantee.

Responsibility for Fraud

The State Street Funds will not be responsible for any account losses because of fraud if we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private, and immediately review any account statements that we provide to you. It is important that you contact the State Street Funds immediately about any transactions or changes to your account that you believe to be unauthorized.

Right to Change Policies

In addition to the rights expressly stated elsewhere in this Prospectus, the State Street Funds reserve the right, without notice, to:

1.	Alter, add, or discontinue any conditions of purchase (including eligibility requirements), redemption, exchange, service, or privilege at any time;

2.	Accept initial purchases by telephone;

3.	Freeze any account and/or suspend account services if the State Street Funds has received reasonable notice of a dispute regarding the assets in an account, including notice of a dispute between the registered or beneficial account owners, or if we reasonably believe a fraudulent transaction may occur or has occurred;

4.	Temporarily freeze any account and/or suspend account services upon initial notification to the State Street Funds of the death of the shareholder until the State Street Funds receive required documentation in good order;

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5.	Alter, impose, discontinue, or waive any redemption fee, account service fee, or other fees charged to a group of shareholders; and

6.	Redeem an account or suspend account privileges, without the owner’s permission to do so, in cases of threatening conduct or activity the State Street Funds believe to be suspicious, fraudulent, or illegal.

Changes may affect any or all investors. These actions will be taken when, at the sole discretion of the SSGA FM management, we reasonably believe they are deemed to be in the best interest of the State Street Fund.

DIVIDENDS AND DISTRIBUTIONS

Income dividends and capital gains distributions of the Funds will be declared and paid at least annually.

Any dividends and capital gains that have not been distributed by December of each calendar year are generally distributed at that time.

When a fund pays a dividend or capital gains, the NAV per share is reduced by the amount of the payment. Income dividends and capital gains distributions will be paid in additional shares on the record date unless you have elected to receive them in cash.

Distribution Options. You can choose from four different distribution options as indicated on the application:

•	Reinvestment Option—Dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on the application, this option will be automatically assigned.

•	Income-Earned Option—Capital gain distributions will be automatically reinvested, but a check, direct deposit or wire will be sent for each dividend distribution.

•	Cash Option—A check, wire or direct deposit will be sent for each dividend and capital gain distribution.

•	Direct Dividends Option—Dividends and capital gain distributions will be automatically invested in another identically registered State Street Fund of the same share class.

Dividend Policy Upon Purchase.

Purchases made by check, Federal Wire or exchange from an existing State Street Fund will earn dividends if they are invested in the fund prior to the record date of the dividend or capital gain.

Dividend Payment Policy Upon Redemption.

All written requests and redemption proceeds that are sent by check or ACH (versus wire) will receive that day’s dividend.

DELIVERY OF DOCUMENTS TO ACCOUNTS SHARING AN ADDRESS

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (800) 647-7327, or contact your financial institution. We will begin sending you individual copies thirty (30) days after receiving your request.

TAX CONSIDERATIONS

The following discussion is a summary of some important U.S. federal tax considerations generally applicable to investments in the Funds. Your investment in the Funds may have other tax implications. Please consult your tax advisor about foreign, federal, state, local or other tax laws applicable to you. Investors, including non-U.S. investors, should consult the Statement of Additional Information tax section for more complete disclosure.

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Each Fund intends to elect to be treated as a regulated investment company and intends each year to qualify and to be eligible to be treated as such. A regulated investment company generally is not subject to tax at the corporate level on income and gains that are timely distributed to shareholders. In order to qualify and be eligible for treatment as a regulated investment company, a Fund must, among other things, satisfy diversification, 90% gross income and distribution requirements. A Fund’s failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.

Each Fund invests substantially all of its investible assets in a corresponding Portfolio that is treated as a partnership for U.S. federal income tax purposes. Therefore, the nature and character of each Fund’s income, gains, losses and deductions generally will be determined at the Portfolio level, and each Fund will be allocated its share of the corresponding Portfolio’s income, gains, losses and deductions. As applicable, references in this discussion to income, gains and losses of a Fund will be to income, gains and losses recognized and deductions accruing at the Portfolio level and allocated to or otherwise taken into account by the Fund, and references to assets of a Fund will be to the Fund’s allocable share of the assets of the corresponding Portfolio.

For federal income tax purposes, distributions of investment income generally are taxable to you as ordinary income. Taxes on distributions of capital gains generally are determined by how long the applicable Fund or Portfolio owned the investments that generated them, rather than how long you have owned your Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your shares). Distributions may also be subject to state and local taxes and are taxable whether you receive them in cash or reinvest them in additional shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund or its corresponding Portfolio owned for more than one year that are properly reported by the Portfolio and the Fund as capital gain dividends generally will be treated as long-term capital gain includible in your net capital gain and taxed to individuals at reduced rates. Distributions of gains from investments that a Fund or Portfolio owned for one year or less generally will be taxable to you as ordinary income. Distributions of investment income reported by a Fund and its corresponding Portfolio as derived from “qualified dividend income” are taxed to individuals at the rates applicable to net capital gain, provided holding period and other requirements are met by both the shareholder and the Fund or the Portfolio.

Any gain resulting from the redemption of Fund shares generally will also be taxable to you as either short-term or long-term capital gain, depending upon how long you held your shares in the Fund.

A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by a Fund, including any capital gain dividends, and net gains recognized on the redemption of shares of a Fund.

A Fund’s income from or the proceeds of dispositions of its investments in non-U.S. assets may be subject to non-U.S. withholding or other taxes, which will reduce the yield on those investments. In certain instances, a Fund may be entitled to elect to pass through to its shareholders a credit or deduction (but not both) for foreign taxes (if any) borne with respect to foreign securities income earned by the Fund. If the Fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the Fund. There can be no assurance that a Fund will make such election, even if it is eligible to do so. Even if a Fund elects to pass through to shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the Fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.

Certain of a Fund’s investment practices, including derivative transactions and investments in debt obligations issued or purchased at a discount, will be subject to special and complex U.S. federal income tax provisions. These special rules may affect the timing, character, and/or amount of a Fund’s distributions, and may require the Fund to liquidate its investments, including by redeeming a portion of its interest in the corresponding Portfolio, to meet the Fund’s distribution requirements, at a time when it is not advantageous to do so.

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If you are not a U.S. person, the dividends of any Fund in which you invest, other than capital gain dividends, generally will be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. For distributions with respect to taxable years of a regulated investment company beginning before January 1, 2015, regulated investment companies were permitted, but was not required, to report in a written notice to shareholders all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend” that if received by a nonresident alien or foreign entity generally was exempt from the 30% U.S. withholding tax, provided that certain other requirements were met. This exemption from withholding for interest-related and short-term capital gain dividends has expired for distributions with respect to taxable years of regulated investment companies beginning on or after January 1, 2015. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of regulated investment companies beginning on or after January 1, 2015, or what the terms of such an extension would be, including whether such extension would have retroactive effect.

Cost Basis Reporting. Upon the redemption of your shares in a Fund, the Fund, or, if you purchase your shares through a financial intermediary, your financial intermediary, generally will be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed. Please contact the Funds or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select or change a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.

DISTRIBUTION ARRANGEMENTS

Distribution Arrangements and Rule 12b-1 Fees

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which a Fund may compensate its distributor (or others) for services in connection with the distribution of a Fund’s Class A and Class C shares and for services provided to shareholders in those classes (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of each Fund’s net assets attributable to its Class A shares and 1.00% of each Fund’s net assets attributable to its Class C shares. Because these fees are paid out of the assets of a Fund attributable to its Class A or Class C shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. For example, the higher Rule 12b-1 fees for Class C shares may cost you more over time than paying the initial sales load for Class A shares.

In addition to payments under the Plan, the Funds may reimburse SSGM or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

A Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.

Other Payments to Financial Intermediaries

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund investors. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies. In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

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The compensation paid by SSGM or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The amount of continuing compensation paid by SSGM or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

SSGM and its affiliates (including SSGA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Funds’ shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds’ shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Third-Party Transactions. The State Street Funds have authorized certain financial intermediaries to accept purchase, redemption and exchange orders on the State Street Fund’s behalf. The financial intermediary is responsible for transmitting your purchase request and funds in good form and in a timely manner to the applicable State Street Fund(s). The Funds will not be responsible for delays by the financial intermediary in transmitting your purchase request, including timely transfer of payment, to the Funds. Therefore, orders received for a State Street Fund by a financial intermediary that has been authorized to accept orders on the Fund’s behalf (or other intermediaries designated by the intermediary) prior to the time the Funds’ share price is determined will be deemed accepted by the Fund the same day and will be executed at that day’s closing share price.

If you are purchasing, selling, exchanging or holding State Street Fund shares through a program of services offered by a financial intermediary, you may be required by the intermediary to pay additional fees. You should contact the intermediary for information concerning what additional fees, if any, may be charged.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is not presented for the Funds because the Funds have not commenced operations as of the date of this Prospectus.

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Contacting the State Street Funds:

Online:	www.SSGAFUNDS.com	24 hours a day, 7 days a week
Phone:	800-647-7327	Monday – Friday 8 am – 5 pm EST

Written requests should be sent to:

Regular mail	Registered, Express, Certified Mail
State Street Funds P.O. Box 8317 Boston, Massachusetts 02266-8317	State Street Funds 30 Dan Road Canton, Massachusetts 02021

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services or receipt at the Fund’s post office box, or purchase orders or redemption requests, do not constitute receipt by the Funds or Transfer Agent.

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For more information about the Funds:

The Funds’ SAI includes additional information about the Funds and is incorporated by reference into this document. The Funds’ SAI is available, without charge, upon request. Each Fund’s annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Funds may make inquiries to the Funds to receive such information by calling (877) 521-4083 or the customer service center at the telephone number shown in the accompanying contract prospectus, if applicable. The Prospectus and Statement of Additional Information are available, and the annual and semi-annual reports to shareholders will be available, free of charge, on the Funds’ website at SSGAFUNDS.com.

Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available free of charge on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

SSGA FUNDS MANAGEMENT, INC.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111

The State Street Institutional Investment Trust’s Investment Company Act File Number is 811-09819.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

(the “Trust”)

P.O. Box 5049

Boston, Massachusetts 02206

STATE STREET INCOME ALLOCATION FUND

Class A (    )

Class C (    )

Class I (    )

Class K (    )

STATE STREET MULTI-ASSET REAL RETURN FUND

Class A (    )

Class C (    )

Class I (    )

Class K (    )

STATE STREET GLOBAL ALLOCATION FUND

Class A (    )

Class C (    )

Class I (    )

Class K (    )

STATEMENT OF ADDITIONAL INFORMATION

[            ]

This Statement of Additional Information (“SAI”) relates to the prospectuses dated [                    ], as amended from time to time thereafter for each of the Funds listed above (each, a “Prospectus” and collectively, the “Prospectuses”).

The SAI is not a prospectus and should be read in conjunction with the Prospectuses. A copy of each Prospectus can be obtained free of charge by calling (866) 392-0869 or by written request to the Trust at the address listed above.

SUBJECT TO COMPLETION. THE INFORMATION IN THIS SAI IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS SAI IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

GENERAL

The Trust was organized as a business trust under the laws of The Commonwealth of Massachusetts on February 16, 2000.

The Trust is an open-end management investment company. The Trust comprises the following diversified series:

•	State Street Equity 500 Index Fund;

•	State Street Aggregate Bond Index Fund;

•	State Street Global Equity ex-U.S. Index Fund;

•	State Street Equity 400 Index Fund;

•	State Street Equity 2000 Index Fund;

•	State Street Institutional Limited Duration Bond Fund;

•	State Street Institutional Liquid Reserves Fund;

•	State Street Institutional Tax Free Money Market Fund;

•	State Street Institutional U.S. Government Money Market Fund;

•	State Street Institutional Treasury Money Market Fund;

•	State Street Institutional Treasury Plus Money Market Fund;

•	State Street Strategic Real Return Fund;

•	State Street Target Retirement Fund;

•	State Street Target Retirement 2015 Fund;

•	State Street Target Retirement 2020 Fund;

•	State Street Target Retirement 2025 Fund;

•	State Street Target Retirement 2030 Fund;

•	State Street Target Retirement 2035 Fund;

•	State Street Target Retirement 2040 Fund;

•	State Street Target Retirement 2045 Fund;

•	State Street Target Retirement 2050 Fund;

•	State Street Target Retirement 2055 Fund;

•	State Street Target Retirement 2060 Fund;

•	State Street Opportunistic Emerging Markets Fund;

•	State Street Small Cap Emerging Markets Equity Fund;

•	State Street Clarion Global Real Estate Income Fund;

•	State Street Aggregate Bond Index Portfolio;

•	State Street Global Equity ex-U.S. Index Portfolio;

•	State Street Equity 500 Index II Portfolio;

•	State Street Strategic Real Return Portfolio;

•	State Street Income Allocation Fund (the “Income Allocation Fund”);

•	State Street Multi-Asset Real Return Fund (the “Multi-Asset Real Return Fund”); and

•	State Street Global Allocation Fund (the “Global Allocation Fund”).

The Trust includes the following non-diversified series:

•	State Street Clarion Global Infrastructure & MLP Fund

The Income Allocation Fund, Multi-Asset Real Return Fund, Global Allocation Fund are referred to in this SAI as the “Funds” and each Fund may be referred to in context as the “Fund” as appropriate.

Each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding master portfolio (each a “Portfolio” and collectively the “Portfolios”) that has the same investment objective as, and investment policies that are substantially similar to those of, the Fund. The table below shows the respective Portfolio in which each Fund invests. The Portfolios are series of SSGA Master Trust (the “Master Trust”).

Feeder Fund	Master Portfolio
Income Allocation Fund	SSGA Income Allocation Portfolio
Multi-Asset Real Return Fund	SSGA Multi-Asset Real Return Portfolio
Global Allocation Fund	SSGA Global Allocation Portfolio

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

Each Fund’s Prospectus contains information about the investment objective and policies of that Fund. This SAI should only be read in conjunction with the Prospectus of the Fund or Funds in which you intend to invest.

In addition to the principal investment strategies and the principal risks of the Funds and the Portfolios described in each Fund’s Prospectus, a Fund or the Portfolio may employ other investment practices and may be subject to additional risks, which are described below. In reviewing the practices of the Funds, you should assume that the practices of the corresponding Portfolio are the same in all material respects.

ADDITIONAL INVESTMENTS AND RISKS

To the extent consistent with its investment objective and restrictions, each Fund and Portfolio may invest in the following instruments and use the following techniques and is subject to the following additional risks.

Bonds

The Funds may invest a portion of their assets in bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date; provided, however, a zero coupon bond pays no interest to its holder during its life. The value of a zero coupon bond to a Fund consists of the difference between such bond’s face value at the time of maturity and the price for which it was acquired, which may be an amount significantly less than its face value (sometimes referred to as a “deep discount” price).

An issuer may have the right to redeem or “call” a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. Fixed rate bonds generally are also subject to inflation risk, which is the risk that the value of the bond or income from the bond will be worth less in the future as inflation decreases the value of money. This could mean that, as inflation increases, the “real” value of the assets of a Fund holding fixed rate bonds can decline, as can the value of the Fund’s distributions. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of “floating-rate” or “variable-rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed rate bonds. A Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (also backed by specified collateral).

The investment return of corporate bonds reflects interest on the bond and changes in the market value of the bond. The market value of a corporate bond may be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by such a security.

Cash Reserves

Each Fund may hold portions of its assets in short-term debt instruments with remaining maturities of 397 days or less pending investment or to meet anticipated redemptions and day-to-day operating expenses. Short-term debt instruments consist of: (i) short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated at the time of purchase Aa or higher by Moody’s Investors Service, Inc. (“Moody’s”) or AA or higher by S&P or, if unrated, of comparable quality in the opinion of SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”); (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements. At the time a Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer’s parent must have outstanding debt rated Aa or higher by Moody’s or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody’s or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Adviser. See Appendix A for more information on the ratings of debt instruments.

Commodities

General. The Funds may invest in commodities. There are several additional risks associated with transactions in commodity futures contracts, swaps on commodity futures contracts, commodity forward contracts and other commodities instruments. In the commodity instruments markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling commodity instruments today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same commodity instrument, the commodity producer generally must sell the commodity instrument at a lower price than the expected future spot price. Conversely, if most hedgers in the commodity instruments market are purchasing commodity instruments to hedge against a rise in prices, then speculators will only sell the other side of the commodity instrument at a higher future price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Funds. If the nature of hedgers and speculators in commodity instruments markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new commodity instrument, the Fund might reinvest at a higher or lower future price, or choose to pursue other investments. The commodities which underlie commodity instruments may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than other investments. Also, unlike the financial instruments markets, in the commodity instruments markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity instruments contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in instruments on that commodity, the value of the commodity instrument may change proportionately.

A Fund’s ability to invest in commodities and commodity-related investments is limited by tax considerations and could bear on the ability of a Fund to qualify as a regulated investment company (“RIC”). See “Taxes” below.

Commodity-Linked Investments. The Funds may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through commodity-linked derivative securities, such as structured notes, discussed below, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. In choosing investments, the Adviser seeks to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities held by a Fund may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked instruments have been parallel to those of debt and equity securities. Commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodities prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits. Under favorable economic conditions, a Fund’s investments may be expected to underperform an investment in traditional securities. Over the long term, the returns on the Fund’s investments are expected to exhibit low or negative correlation with stocks and bonds.

Because commodity-linked investments are available from a relatively small number of issuers, a Fund’s investments will be particularly subject to counterparty risk, which is the risk that the issuer of the commodity-linked derivative (which issuer may also serve as counterparty to a substantial number of the Fund’s commodity-linked and other derivative investments) will not fulfill its contractual obligations.

A Fund’s ability to invest in commodity-linked investments is limited by tax considerations and could bear on the ability of a Fund to qualify as a RIC. See “Taxes” below.

Credit Default Swaps

A Fund may enter into credit default swap transactions. A credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party, acting as a “protection buyer,” make periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Acting as a protection seller allows the Fund to create an investment exposure similar to owning a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a “short” position in a bond it does not own.

As the protection buyer in a credit default swap, the a Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) to the protection seller and receive the par (or other agreed-upon) value upon default (or similar events) by the reference issuer. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, a Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event). In addition, when a Fund is a protection buyer, the Fund’s investment would only generate income in the event of an actual default (or similar event) by the issuer of the underlying reference obligation.

A Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default (or similar event) by the third-party reference issuer. In return for its obligation, a Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

The use of credit default swaps, like all swap agreements, is subject to certain risks, such as counterparty risk, leverage risk, hedging risk, correlation risk and liquidity risk. A Fund will enter into a credit default swap only with counterparties that the Adviser determines to meet certain standards of creditworthiness. If a counterparty’s creditworthiness declines, the value of the swap would likely decline because of the heightened risk that the counterparty may be unable to satisfy its payment obligations (particularly if the counterparty was the protection seller under the credit default swap contract). In addition, there is no guarantee that the Fund can eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A Fund’s exposure under a credit default swap may be considered leverage and as such be subject to the restrictions on leveraged derivatives.

Custodial Risk

There are risks involved in dealing with the custodians or brokers who hold a Fund’s investments or settle a Fund’s trades. It is possible that, in the event of the insolvency or bankruptcy of a custodian or broker, a Fund would be delayed or prevented from recovering its assets from the custodian or broker, or its estate, and may have only a general unsecured claim against the custodian or broker for those assets. In recent insolvencies of brokers or other financial institutions, the ability of certain customers to recover their assets from the insolvent’s estate has been delayed, limited, or prevented, often unpredictably, and there is no assurance that any assets held by a Fund with a custodian or broker will be readily recoverable by the Fund. In addition, there may be limited recourse against non-U.S. sub-custodians in those situations in which a Fund invests in markets where custodial and/or settlement systems and regulations are not fully developed, including emerging markets, and the assets of the Fund have been entrusted to such sub-custodians. SSGA FM or an affiliate may serve as the custodian of the Fund.

Eurodollar Certificates of Deposit (“ECDs”), Eurodollar Time Deposits (“ETDs”) and Yankee Certificates of Deposit (“YCDs”)

The Funds may invest in ECDs, ETDs and YCDs. ECDs and ETDs are U.S. dollar denominated certificates of deposit issued by non-U.S. branches of domestic banks and non-U.S. banks. YCDs are U.S. dollar denominated certificates of deposit issued by U.S. branches of non-U.S. banks.

Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or non-U.S. branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements. Obligations of non-U.S. issuers also involve risks such as future unfavorable political and economic developments, withholding tax, seizures of non-U.S. deposits, currency controls, interest limitations, and other governmental restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.

Foreign Currency Transactions

The Funds may enter into a variety of different foreign currency transactions, including, by way of example, currency forward transactions, spot transactions, futures contracts, swaps, or options. Most of these transactions are entered into “over the counter,” and a Fund assumes the risk that the counterparty may be unable or unwilling to perform its obligations, in addition to the risk of unfavorable or unanticipated changes in the values of the currencies underlying the transactions. Over-the-counter currency transactions are typically uncollateralized, and a Fund may not be able to recover all or any of on the assets owed to it under such transactions if its counterparty should default. Many types of currency transactions are expected to continue to be traded over the counter even after implementation of the clearing requirements under the Dodd-Frank Wall Street Reform and Consumer Protection Act. In some markets or in respect of certain currencies, a Fund may be required, or agree, in SSGA FM’s discretion, to enter into foreign currency transactions via the custodian’s relevant sub-custodian. SSGA FM may be subject to a conflict of interest in agreeing to any such arrangements on behalf of the Fund. Such transactions executed directly with the sub-custodian are executed at a rate determined solely by such sub-custodian. Accordingly, a Fund may not receive the best pricing of such currency transactions. Recent regulatory changes in a number of jurisdictions may require that certain currency transactions be subject to central clearing, or be subject to new or increased collateral requirements. These changes could increase the costs of currency transactions to a Fund and may make certain transactions unavailable; they may also increase the credit risk of such transactions to a Fund.

Foreign Securities

Each Fund is permitted to invest in foreign securities. Foreign securities include securities of foreign companies and foreign governments (or agencies or subdivisions thereof). If the Funds’ securities are held abroad, the countries in which such securities may be held and the sub-custodian holding them must be approved by the Board of Trustees or its delegate under applicable rules adopted by the SEC. In buying foreign securities, the Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

The globalization and integration of the world economic system and related financial markets have made it increasingly difficult to define issuers geographically. Accordingly, the Fund intends to construe geographic terms such as “foreign,” “non-U.S.” “European,” “Latin American,” and “Asian,” in the manner that affords to the Fund the greatest flexibility in seeking to achieve its investment objective(s). Specifically, in circumstances where the investment objective and/or strategy is to invest at least some percentage of the Fund’s assets in foreign securities, etc., the Fund will take the view that a security meets this description so long as the issuer of a security is tied economically to the particular country or geographic region indicated by words of the relevant investment objective and/or strategy (the “Relevant Language”). For these purposes the issuer of a security is deemed to have that tie if:

(i) The issuer is organized under the laws of the country or a country within the geographic region suggested by the Relevant Language or maintains its principal place of business in that country or region; or

(ii) The securities are traded principally in the country or region suggested by the Relevant Language; or

(iii) The issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or region suggested by the Relevant Language or has at least 50% of its assets in that country or region.

In addition, the Fund intends to treat derivative securities (e.g., call options) by reference to the underlying security. Conversely, if the investment objective and/or strategy of the Fund limits the percentage of assets that may be invested in “foreign securities,” etc. or prohibits such investments altogether, the Fund intends to categorize securities as “foreign,” etc. only if the security possesses all of the attributes described above in clauses (i), (ii) and (iii).

Investments in foreign securities involve special risks and considerations. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. For example, foreign markets have different clearance and settlement procedures. Delays in settlement could result in temporary periods when assets of the Fund are uninvested. The inability of the Fund to make intended security purchases due to settlement problems could cause it to miss certain investment opportunities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes, higher brokerage costs, thinner trading markets, currency blockages or transfer restrictions, expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. The Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets.

A number of current significant political, demographic and economic developments may affect investments in foreign securities and in securities of companies with operations overseas. Such developments include dramatic political changes in government and economic policies in several Eastern European countries and the republics composing the former Soviet Union, as well as the unification of the European Economic Community. The course of any one or more of these events and the effect on trade barriers, competition and markets for consumer goods and services are uncertain. Similar considerations are of concern with respect to developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Management seeks to mitigate the risks associated with these considerations through diversification and active professional management.

Forward Commitments

The Funds may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”), consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Where such purchases are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price.

Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments. When effecting such transactions, cash or other liquid assets (such as liquid high quality debt obligations) held by the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. Such segregated assets will be marked to market on a daily basis, and if the market value of such assets declines, additional cash or assets will be segregated so that the market value of the segregated assets will equal the amount of such the Fund’s obligations. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

Futures Contracts and Options on Futures

Each Fund may enter into futures contracts on securities in which it may invest or on indices comprised of such securities and may purchase and write call and put options on such contracts.

Futures contracts. A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as U.S. Treasury bills, notes and bonds at a specified future date at a price agreed upon when the contract is made. An index futures contract is a contract to buy or sell specified units of an index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the index. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid. Futures contracts are traded in the United States only on commodity exchanges or boards of trade — known as “contract markets” — approved for such trading by the Commodity Futures Trading Commission (the “CFTC”), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although many futures contracts by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery, but rather by entering into an offsetting contract (a “closing transaction”). Upon entering into a futures contract, a Fund is required to deposit an initial margin with the futures broker. The initial margin serves as a “good faith” deposit that a Fund will honor its futures commitments. Subsequent payments (called “variation margin” or “maintenance margin”) to and from the broker are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” Futures contracts also involve brokerage costs. If the Fund is unable to enter into a closing transaction, the amount of the Fund’s potential loss may be unlimited.

Each Fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

Registration under the Commodity Exchange Act.

The Funds are operated by persons who have claimed an exclusion from the definition of the term “commodity pool operator” with respect to the Funds under the Commodity Exchange Act (the “CEA”), and therefore, are not subject to registration or regulation as a commodity pool operator under the CEA. As a result, the Funds are limited in their ability to trade instruments subject to the CFTC’s jurisdiction, including commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or other investments (whether directly or indirectly through investments in other investment vehicles).

Under this exclusion, a Fund must satisfy one of the following two trading limitations whenever it enters into a new commodity trading position: (1) the aggregate initial margin and premiums required to establish the Fund’s positions in CFTC-regulated instruments may not exceed 5% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). A Fund would not be required to consider its exposure to such instruments if they were held for “bona fide hedging” purposes, as such term is defined in the rules of the CFTC. In addition to meeting one of the foregoing trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the markets for CFTC-regulated instruments.

Options on futures contracts. In return for the premium paid, options on futures contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Funds will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above in connection with the discussion on futures contracts.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by a Fund is subject to the Adviser’s ability to predict movements in various factors affecting financial markets. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the Funds, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of the Adviser to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by a Fund, the Fund may seek to close out such a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would likely continue to be exercisable in accordance with their terms.

U.S. Treasury security futures contracts and options. Some U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price; others may be settled in cash. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by a Fund is subject to the Adviser’s ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect the values of securities held in its portfolio, and the prices of the Fund’s securities increase instead as a result of a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of the Fund’s tax-exempt securities decrease, the Fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

Government Mortgage-Related Securities

The Government National Mortgage Association (“GNMA”) (also known as Ginnie Mae) is the principal federal government guarantor of mortgage-related securities. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-related securities. GNMA pass-through securities are considered to have a relatively low risk of default in that (1) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (2) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. Government, regardless of whether they have been collected. GNMA pass-through securities are, however, subject to the same interest rate risk as comparable privately issued mortgage-related securities. Therefore, the effective maturity and market value of a fund’s GNMA securities can be expected to fluctuate in response to changes in interest rate levels.

Residential mortgage loans are also pooled by the Federal Home Loan Mortgage Corporation (“FHLMC”) (also known as Freddie Mac), a corporate instrumentality of the U.S. Government. The mortgage loans in FHLMC’s portfolio are not government backed; FHLMC, not the U.S. Government, guarantees the timely payment of interest and ultimate collection of principal on FHLMC securities. FHLMC also issues guaranteed mortgage certificates, on which it guarantees semiannual interest payments and a specified minimum annual payment of principal.

The Federal National Mortgage Association (“FNMA”) (also known as Fannie Mae) is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases residential mortgages from a list of approved seller/servicers, which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA, not the U.S. Government.

High Yield Securities

The Funds may invest a portion of their assets in high yield debt securities (commonly known as “junk bonds”). Investment in high yield securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and credit risk. These high yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities. In addition, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, but can also be issued by governments. Such issuers are generally less able than more financially stable issuers to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.

Investing in high yield debt securities involves risks that are greater than the risks of investing in higher quality debt securities. These risks include: (i) changes in credit status, including weaker overall credit conditions of issuers and risks of default; (ii) industry, market and economic risk; and (iii) greater price variability and credit risks of certain high yield securities such as zero coupon and payment-in-kind securities. While these risks provide the opportunity for maximizing return over time, they may result in greater volatility of the value of the Fund than a fund that invests in higher-rated securities.

Furthermore, the value of high yield securities may be more susceptible to real or perceived adverse economic, company or industry conditions than is the case for higher quality securities. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual issuer developments to a greater extent than do higher-rated securities which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Adverse market, credit or economic conditions could make it difficult at certain times to sell certain high yield securities held by the Fund.

The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield security, and could adversely affect the daily net asset value per share of a Fund. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because there is less reliable, objective data available. However, an Index seeks to include primarily high yield securities that the Index provider believes have greater liquidity than the broader high yield securities market as a whole.

The use of credit ratings as a principal method of selecting high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

Illiquid Securities

Each Fund may invest in illiquid securities. Each Fund will invest no more than 15% of its net assets in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration. The absence of a regular trading market for illiquid securities imposes additional risks on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

Investment-Grade Bonds

The Funds may invest in corporate notes and bonds that are rated investment-grade by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, are of comparable quality to the rated securities described above, as determined by the Adviser, in accordance with procedures established by the Board of Trustees. Investment-grade securities include securities rated Baa or higher by Moody’s or BBB- or higher by S&P (and securities of comparable quality); securities rated Baa or BBB may have speculative characteristics.

Lending of Fund Securities

Each Fund has the authority to lend portfolio securities to brokers, dealers and other financial organizations in amounts up to 33 1/3% of the total value of its assets. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. A Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. A Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, a Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses including (a) possible decline in the value of collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible sub-normal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. A Fund’s securities lending agent may be an affiliate of the Adviser, and would be compensated by the Fund for its services.

Market Disruption and Geopolitical Risk

The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters and systemic market dislocations may be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence between global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S. Continuing uncertainty as to the status of the Euro and the European Monetary Union (the “EMU”) has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EMU, or any continued uncertainty as to its status, could have significant adverse effects on currency and financial markets, and on the values of a Fund’s investments.

Securities markets may be susceptible to market manipulation (e.g., the potential manipulation of the London Interbank Offered Rate (LIBOR)) or other fraudulent trade practices, which could disrupt the orderly functioning of these markets or adversely affect the value of investments traded in these markets, including investments of a Fund.

Recent political activity in the U.S. has increased the risk that the U.S. could default on some or any of its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many Fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets.

To the extent a Fund has focused its investments in the stock market index of a particular region, adverse geopolitical and other events could have a disproportionate impact on the Fund.

Mortgage-Backed Security Rolls

The Funds may enter into “forward roll” transactions with respect to mortgage-related securities issued by GNMA, FNMA or FHLMC. In a forward roll transaction, a Fund will sell a mortgage-related security to a bank or other permitted entity and simultaneously agree to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will typically bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. A Fund that engages in a forward roll transaction forgoes principal and interest paid on the securities sold during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund earns interest by investing the transaction proceeds during the roll period. A forward roll transaction may create investment leverage. A Fund is subject to the risk that the value of securities to be purchased pursuant to a forward roll transaction will decline over the roll period, and that the Fund’s counterparty may be unwilling or unable to perform its obligations to the Fund. Upon entering into a mortgage-backed security roll, the participating Fund will segregate on its records cash, US Government securities or other high-grade debt securities in an amount sufficient to cover to its obligation under the roll.

Mortgage-Related Securities

The Funds may invest in mortgage-related securities. Mortgage-related securities represent an interest in a pool of, or are secured by, mortgage loans. Mortgage-related securities may be issued or guaranteed by (i) US Government agencies or instrumentalities such as GNMA, FNMA, and FHLMC or (ii) other issuers, including private companies.

Many mortgage-related securities provide regular payments which consist of interest and, in most cases, principal. In contrast, other forms of debt securities normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In effect, payments on many mortgage-related securities are a “pass-through” of the payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities.

Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will typically result in early payment of the applicable mortgage-related securities. The occurrence of mortgage prepayments is affected by a variety of factors including the level of interest rates, general economic conditions, the location and age of the mortgage, and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities.

Because of the possibility of prepayments (and due to scheduled repayments of principal), mortgage-related securities are less effective than other types of securities as a means of “locking in” attractive long-term interest rates. Prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Funds.

Collateralized mortgage obligations (“CMOs”) may be issued by a U.S. Government agency or instrumentality or by a private issuer. CMOs are typically structured with classes or series that have different maturities and are generally retired in sequence. Each class of obligations receives periodic interest payments according to its terms. However, monthly principal payments and any prepayments from the collateral pool are generally paid first to the holders of the most senior class. Thereafter, payments of principal are generally allocated to the next most senior class of obligations until that class of obligations has been fully repaid. Any or all classes of obligations of a CMO may be paid off sooner than expected because of an increase in the payoff speed of the pool. Changes in prepayment rates may have significant effects on the values and the volatility of the various classes and series of a CMO. Payment of interest or principal on some classes or series of a CMO may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages.

Stripped mortgage-related securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or “IO” class of stripped mortgage-related securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on a Fund’s yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully, or at all, its initial investment in these securities. Conversely, principal only securities or “POs” tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-related securities may be more volatile and less liquid than that for other mortgage-related securities, potentially limiting a Fund’s ability to buy or sell those securities at any particular time.

Options

The Funds may purchase and sell put and call options to enhance investment performance and to protect against changes in market prices. There is no assurance that the Fund’s use of put and call options will achieve its desired objective, and the Fund’s use of options may result in losses to a Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is “covered” if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities. The Funds may write covered call options or uncovered call options.

Covered call options. The Funds may write (i.e., sell) covered call options to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by a Fund.

The Funds will receive a premium from writing a call option, which increases a Fund’s return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security.

In return for the premium received when it writes a covered call option, a Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. A Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund’s cost for the underlying security and the proceeds of sale (exercise price minus commissions) plus the amount of the premium.

A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. The Funds may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Uncovered call options. Writing uncovered call options may enable the Fund to realize income without committing capital to the ownership of the underlying securities or instruments, however writing uncovered calls are riskier than writing covered calls because there is no underlying security held by a Fund that can act as a partial hedge. When a Fund has written an uncovered call option, the Fund will not necessarily hold securities offsetting the risk to the Fund. As a result of writing a call option without holding the underlying the securities, if the call option were exercised, the Fund might be required to purchase the security that is the subject of the call at the market price at the time of exercise. A Fund’s exposure on such an option is theoretically unlimited. There is also a risk, especially with less liquid preferred and debt securities, that the security may not be available for purchase. Uncovered calls have speculative characteristics.

Covered put options. The Funds may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that a Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option may be “covered” if the writer earmarks or otherwise segregates liquid assets equal to the price to be paid if the option is exercised minus margin on deposit.

By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

The Funds may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Purchasing put and call options. The Funds may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because a Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit a Fund might have realized had it sold the underlying security instead of buying the put option.

A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

A Fund may also purchase put and call options to attempt to enhance its current return.

Options on foreign securities. The Funds may purchase and sell options on foreign securities if the Adviser believes that the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund’s investment objective. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the United States. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the United States.

Options on securities indices. The Funds may write or purchase options on securities indices. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may be), units of an index at a stated exercise price during the term of the option. Instead of the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash “exercise settlement amount.” This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed “index multiplier.”

Price movements in securities which the Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of a securities index and, therefore, if the Fund uses an option for hedging purposes, it bears the risk of a loss on a securities index option which is not completely offset by movements in the price of such securities. Because securities index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on a specific security, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding underlying securities. The Fund may, however, cover call options written on a securities index by holding a mix of securities which substantially replicate the movement of the index or by holding a call option on the securities index with an exercise price no higher than the call option sold.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

Risks involved in the use of options. The successful use of the Funds’ options strategies depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if a Fund were to write a call option based on the Adviser’s expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on the Adviser’s expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events — such as volume in excess of trading or clearing capability — were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the Funds could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option’s expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter (“OTC”) options purchased by the Fund and assets held to cover OTC options written by the Fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the Fund’s ability to invest in illiquid securities.

Other Asset-Backed Securities

The Funds may invest in asset-backed securities that are not mortgage-related. Asset-backed securities other than mortgage-related securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are typically similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity, or by priority to certain of the borrower’s other securities. The degree of credit-enhancement, if any, varies, applying only until exhausted and generally covering only a fraction of the security’s par value.

The value of such asset-backed securities is affected by changes in the market’s perception of the asset backing the security, changes in the creditworthiness of the servicing agent for the instrument pool, the originator of the instruments, or the financial institution providing any credit enhancement and the expenditure of any portion of any credit enhancement. The risks of investing in asset-backed securities are ultimately dependent upon payment of the underlying instruments by the obligors, and a Fund would generally have no recourse against the obligee of the instruments in the event of default by an obligor. The underlying instruments are subject to prepayments which shorten the duration of asset-backed securities and may lower their return, in generally the same manner as described above for prepayments of pools of mortgage loans underlying mortgage-related securities.

Purchase of Other Investment Company Shares

Each Fund may, to the extent permitted under the 1940 Act and exemptive rules and orders thereunder, invest in shares of other investment companies, which include funds managed by SSGA FM, which invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the Fund’s. These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.

Real Estate Investment Trusts (“REITs”)

The Funds may invest in REITs. REITs pool investors’ funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. A Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, a Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates. Investments in REITs may subject Fund shareholders to duplicate management and administrative fees.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, if applicable, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to REITs under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with banks and other financial institutions, such as broker-dealers. Under a repurchase agreement, the Fund purchases securities from a financial institution that agrees to repurchase the securities at the Fund’s original purchase price plus interest within a specified time (normally one business day). The Fund will limit repurchase transactions to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Adviser considers satisfactory. Should the counterparty to a transaction fail financially, the Fund may encounter delay and incur costs before being able to sell the securities, or may be prevented from realizing on the securities. Further, the amount realized upon the sale of the securities may be less than that necessary to fully compensate the Fund.

Reverse Repurchase Agreements

The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities’ market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. A Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the securities. Reverse repurchase agreements may create investment leverage and involve the risk that the market value of securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect a Fund’s ability to reacquire the underlying securities.

Section 4(2) Commercial Paper/Rule 144A Securities

Each Fund may also invest in commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (“1933 Act”) (“Section 4(2) paper”) or in securities that that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the 1933 Act (“Rule 144A securities”).

Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be a transaction exempt from the registration requirements of the 1933 Act. Section 4(2) paper normally is resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Rule 144A securities generally must be sold only to other institutional investors.

Section 4(2) paper and Rule 144A securities will not be considered illiquid for purposes of each Fund’s percentage limitations on illiquid securities when the Adviser (pursuant to guidelines adopted by the Board of Trustees) determines that a liquid trading market exists for the securities in question. There can be no assurance that a liquid trading market will exist at any time for any particular Section 4(2) paper or Rule 144A securities.

Total Return Swaps, Equity Swaps and Interest Rate Swaps

The Fund may contract with a counterparty to pay a stream of cash flows and receive the total return of an index or a security for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. The Fund’s return on a swap will depend on the ability of its counterparty to perform its obligations under the swap. The Adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund’s repurchase agreement guidelines.

The Fund may enter into interest rate swap transactions with respect to any security they are entitled to hold. Interest rate swaps involve the exchange by the Fund with another party of their respective rights to receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment. For example, the Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Treasury Inflation-Protected Securities

The Funds may invest in Inflation-Protection Securities (“IPSs”), a type of inflation-indexed Treasury security. IPSs typically provide for semiannual payments of interest and a payment of principal at maturity. In general, each payment will be adjusted to take into account any inflation or deflation that occurs between the issue date of the security and the payment date based on the Consumer Price Index for All Urban Consumers (“CPI-U”).

Each semiannual payment of interest will be determined by multiplying a single fixed rate of interest by the inflation-adjusted principal amount of the security for the date of the interest payment. Thus, although the interest rate will be fixed, the amount of each interest payment will vary with changes in the principal of the security as adjusted for inflation and deflation.

IPSs also provide for an additional payment (a “minimum guarantee payment”) at maturity if the security’s inflation-adjusted principal amount for the maturity date is less than the security’s principal amount at issuance. The amount of the additional payment will equal the excess of the security’s principal amount at issuance over the security’s inflation-adjusted principal amount for the maturity date.

U.S. Government Securities

Each Fund may purchase U.S. Government securities. The types of U.S. Government obligations in which each Fund may at times invest include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. Government will provide financial support to U.S. Government securities it is not obligated to support.

U.S. Registered Securities of Non-U.S. Issuers

Each Fund may purchase publicly traded common stocks of non-U.S. corporations.

Investing in U.S. registered, dollar-denominated, securities issued by non-U.S. issuers involves some risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, and potential restrictions of the flow of international capital. Non-U.S. companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

A Fund’s investment in common stock of non-U.S. corporations may also be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively “Depositary Receipts”). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a non-U.S. corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. For other Depositary Receipts, the depository may be a non-U.S. or a U.S. entity, and the underlying securities may have a

non-U.S. or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Variable Amount Master Demand Notes

The Funds may invest in variable amount master demand notes which are unsecured obligations that are redeemable upon demand and are typically unrated. These instruments are issued pursuant to written agreements between their issuers and holders. The agreements permit the holders to increase (subject to an agreed maximum) and the holders and issuers to decrease the principal amount of the notes, and specify that the rate of interest payable on the principal fluctuates according to an agreed formula. Generally, changes in interest rates will have a smaller effect on the market value of these securities than on the market value of comparable fixed income obligations. Thus, investing in these securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. There may be no active secondary market with respect to a particular variable rate instrument.

Variable and Floating Rate Securities

The Funds may invest in variable and floating rate securities. Variable rate securities are instruments issued or guaranteed by entities such as (1) U.S. Government, or an agency or instrumentality thereof, (2) corporations, (3) financial institutions, (4) insurance companies or (5) trusts that have a rate of interest subject to adjustment at regular intervals but less frequently than annually. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

When-Issued and Delayed Delivery Securities

The Fund may purchase securities on a when-issued basis, and may purchase or sell those securities for delayed delivery. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Fund until settlement takes place. When entering into a when-issued or delayed-delivery transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. The Fund will not accrue income with respect to a when-issued or delayed delivery security prior to its stated delivery date.

Securities purchased on a when-issued or delayed-delivery basis and held by the Fund are subject to changes in market value based upon actual or perceived changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates — i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a “when-issued” or delayed-delivery basis, there will be a greater possibility of fluctuation in the Fund’s net asset value (“NAV”).

Zero Coupon Securities

The Funds may invest in zero coupon securities. Zero coupon securities are notes, bonds and debentures that: (1) do not pay current interest and are issued at a substantial discount from par value; (2) have been stripped of their unmatured interest coupons and receipts; or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

Generally, changes in interest rates will have a greater impact on the market value of a zero coupon security than on the market value of the comparable securities that pay interest periodically during the life of the instrument. The Funds will not receive cash payments on a current basis from the issuer in respect of accrued original issue discount (“OID”), but investors will be required to accrue OID for U.S. federal income tax purposes. To generate sufficient cash to make the requisite distributions to maintain its qualification for treatment as a RIC, a Fund (or a Portfolio or Underlying Fund, as applicable) may be required to redeem a portion of its interest in the Portfolio in order to obtain sufficient cash to satisfy the 90% distribution requirement with respect to the OID accrued on zero coupon bonds. A Fund in turn may sell investments in order to meet such redemption requests, including at a time when it may not be advantageous to do so.

A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts (“TIGRS”) and Certificates of Accrual on Treasuries (“CATS”). Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. Government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.

Asset Segregation and Coverage

A Fund may be required to earmark or otherwise segregate liquid assets in respect of its obligations under derivatives transactions that involve contractual obligations to pay in the future, or a Fund may engage in other measures to “cover” its obligations with respect to such transactions. The amounts that are earmarked or otherwise segregated may be based on the notional value of the derivative or on the daily mark-to-market obligation under the derivatives contract and may be reduced by amounts on deposit with the applicable broker or counterparty to the derivatives transaction. In certain circumstances, a Fund may enter into an offsetting position rather than earmarking or segregating liquid assets. A Fund may modify its asset segregation and coverage policies from time to time. Although earmarking or segregating may in certain cases have the effect of limiting a Fund’s ability to engage in derivatives transactions, the extent of any such limitation will depend on a variety of factors, including the method by which the Fund determines the nature and amount of assets to be earmarked or segregated.

Investment Restrictions

The Portfolios have investment policies that, in some cases, may be more restrictive than those listed below. The Adviser has informed the Funds that any such differences are not expected to have a material effect on the implementation of the Fund’s investment strategy.

The Trust has also adopted the following restrictions applicable to the Funds, which may not be changed without the affirmative vote of a “majority of the outstanding voting securities” of a Fund, which is defined in the 1940 Act, to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are present at the meeting in person or by proxy:

(1)	A Fund may borrow money and issue senior securities to the extent consistent with applicable law from time to time.

(2)	A Fund may make loans, including to affiliated investment companies, to the extent consistent with applicable law from time to time.

(3)	A Fund may purchase or sell commodities to the extent consistent with applicable law from time to time.

(4)	A Fund may purchase, sell or hold real estate to the extent consistent with applicable law from time to time.

(5)	A Fund may underwrite securities to the extent consistent with applicable law from time to time.

(6)	A Fund may not purchase any security if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in a particular industry (for purposes of this restriction, investment companies are not considered to constitute a particular industry or group of industries), except as is consistent with applicable law from time to time and as follows: each Fund is permitted to invest without limit in “government securities” (as defined in the 1940 Act) and tax-exempt securities issued by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing.

Disclosure of Portfolio Holdings

Introduction

The policies set forth below to be followed by the State Street Bank and Trust Company (“State Street”) and SSGA Funds Management, Inc. (“SSGA FM” and, collectively, the “Service Providers”) for the disclosure of information about the portfolio holdings of the SSGA Funds, State Street Master Funds, and State Street Institutional Investment Trust (each, a “Trust”). These disclosure policies are intended to ensure compliance by the Service Providers and the Trust with applicable regulations of the federal securities laws, including the Investment Company Act of 1940, as amended (“1940 Act”) and the Investment Advisers Act of 1940, as amended. The Board of Trustees of the Trust must approve all material amendments to the policy.

General Policy

It is the policy of the Service Providers to protect the confidentiality of client holdings and prevent the selective disclosure of non-public information concerning the Trust.

Exception

No information concerning the portfolio holdings of the Trust may be disclosed to any party (including shareholders) except as provided below.

Publicly Available Information. Any party may disclose portfolio holdings information after the holdings are publicly available.

Disclosure of the complete holdings of each series of the Trust (each, a “Fund”) is required to be made quarterly within 60 days of the end of the Fund’s fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q (filed after the first and third fiscal quarters). These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. Each Fund will also make complete portfolio holdings available generally no later than 60 calendar days after the end of such Fund’s fiscal quarter or subsequent to periodic portfolio holdings disclosure in the Fund’s filings with the SEC or on their website. Each money market fund generally will post on its website (or, in the case of a master fund, on the corresponding feeder fund’s website) a full list of its portfolio holdings each Friday reflecting the portfolio holdings of the fund on the immediately preceding Wednesday. Each money market fund will also post a full list of its portfolio holdings on its website (or, in the case of a master fund, on the corresponding feeder fund’s website) no later than the fifth business day of each month reflecting its portfolio holdings as of the last business day of the previous month. Such monthly posting shall contain such information as required by Rule 2a-7(c)(12) under the 1940 Act and remain posted on the website for not less than six months.

Press Interviews Brokers and Other Discussions

Portfolio managers and other senior officers or spokespersons of the Service Providers or the Trust may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with these disclosure policies. For example, a portfolio manager discussing the Trust may indicate that he owns XYZ Company for the Trust only if the Trust’s ownership of such company has previously been publicly disclosed.

Trading Desk Reports

State Street Global Advisors’ trading desk may periodically distribute lists of investments held by its clients (including the Trust) for the general analytical research purposes. In no case may such lists identify individual clients or individual client position sizes. Furthermore, in the case of equity securities, such lists shall not show aggregate client position sizes.

Miscellaneous

Confidentiality Agreement. No non-public disclosure of the Trust’s portfolio holdings will be made to any party unless such party has signed a written Confidentiality Agreement. For purposes of the disclosure policies, any Confidentiality Agreement must be in a form and substance acceptable to, and approved by, the Trust’s officers.

Evaluation Service Providers. There are numerous mutual fund evaluation services (Morningstar and Lipper) and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. In order to facilitate the review of the Trust by these services and departments, the Trust may distribute (or authorize the Service Providers and the Trust’s custodian or fund accountants to distribute) month-end portfolio holdings to such services and departments only if such entity has executed a confidentiality agreement.

Additional Restrictions. Notwithstanding anything herein to the contrary, the Trust’s Board of Trustees, State Street and SSGA FM may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in these disclosure policies.

Waivers of Restrictions. These disclosure policies may not be waived, or exceptions made, without the consent of the Trust’s officers. All waivers and exceptions involving the Trust will be disclosed to the Board of Trustees of the Trust no later than its next regularly scheduled quarterly meeting.

Disclosures Required by Law. Nothing contained herein is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law. For example, SSGA FM, State Street, the Trust or any of its affiliates or service providers may file any report required by applicable law (such as Schedules 13D, 13G and 13F or Form N-MFP), respond to requests from regulators and comply with valid subpoenas.

Master Trust Disclosure of Portfolio Holdings Policy: The Master Trust has adopted a policy regarding the disclosure of information about the Master Trust’s portfolio holdings. The Board of Trustees of the Master Trust must approve all material amendments to this policy. Each Portfolio’s portfolio holdings are publicly disseminated each day the Portfolio is open for business through financial reporting and news services including publicly accessible Internet web sites. The Master Trust, the Adviser, or State Street will not disseminate non-public information concerning the Master Trust, except: (i) to a party for a legitimate business purpose related to the day-to-day operations of the Portfolio, or (ii) to any other party for a legitimate business or regulatory purpose, upon waiver or exception.

MANAGEMENT OF THE TRUST

The Trustees are responsible for generally overseeing the Trust’s business. The following table provides information with respect to each Trustee, including those Trustees who are not considered to be “interested” as that term is defined in the 1940 Act (the “Independent Trustees”), and officer of the Trust.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	[[ ]]	Trustee and Co-Chairman, State Street Master Funds; Trustee and Co-Chairman, SSGA Funds; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.

Patrick J. Riley State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); January 2009 to Present, Independent Director, SSgA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	[[ ]]	Trustee and Co-Chairman, State Street Master Funds; Trustee and Co-Chairman, SSGA Funds; Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

William L. Boyan State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959 – 1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984 – 2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995 – 2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995 – 2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	[[ ]]	Trustee, State Street Master Funds; Trustee, SSGA Funds; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA.

William L. Marshall State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; Director, SPCA of Bucks County, PA; and the Ann Silverman Community Clinic of Doylestown, PA.	[[ ]]	Trustee, State Street Master Funds; Trustee, SSGA Funds; Director, Marshall Financial Group, Inc.

Richard D. Shirk State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	[[ ]]	Trustee, State Street Master Funds; Trustee, SSGA Funds; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003-Present); Board member, Regenesis Biomedical (health care services) (April 2012-Present).

Rina K. Spence State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO Emerson Hospital (1984 – 1994); Trustee, Eastern Enterprise (utilities) (1988 – 2000).	[[ ]]

Trustee, State Street Master Funds; Trustee, SSGA Funds; Director, Berkshire Life Insurance Company of America (1993 – 2009); Director, IEmily.com, Inc. (2000 – 2010); and Trustee, National Osteoporosis Foundation

(2005 – 2008).

Bruce D. Taber State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	[[ ]]	Trustee, State Street Master Funds; Trustee, SSGA Funds.

Douglas T. Williams State Street Institutional Investment Trust P.O. Box 5049 Boston, MA 02206 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	President, Oakmonst Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 -1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982.	[[ ]]	Trustee, State Street Master Funds; Trustee, SSGA Funds; Treasurer, Nantucket Educational Trust, (2002-2007).
INTERESTED TRUSTEES(1)
Scott F. Powers SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1959	Trustee	Term: Indefinite Elected Trustee: 1/14	May 2008 to Present, President and Chief Executive Officer of State Street Global Advisors; 2001 — 2008, Chief Executive Officer of Old Mutual Asset Management; Board of Directors, United Way of Massachusetts Bay; Board of Directors of Middlesex School; Incorporator, Cardigan Mountain School	[[ ]]	Trustee, State Street Master Funds; Trustee, SSGA Funds.

James E. Ross SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 2/07

Chairman and Director, SSGA Funds Management, Inc. (2012 – present); President, SSGA Funds Management, Inc. (2005 – 2012); Senior Managing Director, State Street Global Advisors (2006 – present); and Principal, State Street Global Advisors

(2006 – present).

				[[ ]]	Trustee, State Street Master Funds; Trustee, SSGA Funds; Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSGA Active ETF Trust; and Trustee, SSGA Master Trust.

(1)	Mr. Powers and Mr. Ross are Interested Trustees because of their employment by SSGA Funds Management, Inc., an affiliate of the Trust.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
OFFICERS:

Ellen M. Needham SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 - June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992-2012) and Senior Managing Director, State Street Global Advisors (1992-present).*

Ann M. Carpenter SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Assistant Treasurer	Term: Indefinite Elected: 4/15	Vice President, SSGA Funds Management, Inc. (2008 – present); Principal, State Street Global Advisors (2005 – 2008 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111 YOB: 1969	Treasurer	Term: Indefinite Elected: 4/15	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001 to November 2014).*

Brian Harris SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 YOB: 1973	Chief Compliance Officer	Term: Indefinite Elected: 11/13	Vice President, State Street Global Advisors and SSGA Funds Management, Inc.( June 2013- Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 to May 2013); Director of Compliance, AARP Financial Inc. (July 2008 to August 2010).

Joshua A. Weinberg SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Vice President and Managing Counsel, State Street Global Advisors (2011 - present); Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2006 - 2011).

David K. James State Street Bank and Trust Company 100 Huntington Ave, 3rd Floor Boston, MA 02116 YOB: 1970	Secretary	Term: Indefinite Elected: 4/13	Vice President and Managing Counsel, State Street Bank and Trust Company (2009 - present); Vice President and Counsel, PNC Global Investment Servicing (US), Inc. (2006–2009).

Kristin Schantz State Street Bank and Trust Company 100 Huntington Ave, 3rd Floor Boston, MA 02116 YOB: 1979	Assistant Secretary	Term: Indefinite Elected: 2/14	Vice President and Counsel, State Street Bank and Trust Company (2013- present); Vice President, Citi Fund Services Ohio, Inc. (2008-2013).

*	Served in various capacities and/or with various affiliated entities during noted time period.

The By-Laws of the Trust provide that the Trust shall indemnify each person who is or was a Trustee of the Trust against all expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings if the person in good faith and reasonably believes that his or her conduct was in the Trust’s best interest. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Summary of Trustees’ Qualifications

Following is a summary of the experience, attributes and skills which qualify each Trustee to serve on the Trust’s Board.

Michael F. Holland: Mr. Holland is an experienced business executive with over 44 years of experience in the financial services industry including 18 years as a portfolio manager of another registered mutual fund; his experience includes service as a trustee, director or officer of various investment companies. He has served on the Board of Trustees and related Committees of State Street Institutional Investment Trust and State Street Master Funds for 14 years (since the trusts’ inception) and possesses significant experience regarding the operations and history of those trusts.

William L. Boyan: Mr. Boyan is an experienced business executive with over 42 years of experience in the insurance industry; his experience includes prior service as a trustee, director or officer of various investment companies and charities and an executive position with a major insurance company. He has served on the Board of Trustees and related Committees of the State Street Institutional Investment Trust and the State Street Master Funds for 15 years (since the trusts’ inception) and possesses significant experience regarding the operations and history of those trusts.

Rina K. Spence: Ms. Spence is an experienced business executive with over 34 years of experience in the health care industry; her experience includes service as a trustee, director or officer of various investment companies, charities and utility companies and chief executive positions for various health care companies. She has served on the Board of Trustees and related Committees of the State Street Institutional Investment Trust and the State Street Master Funds for 15 years (since the trusts’ inception) and possesses significant experience regarding the operations and history of those trusts.

Douglas T. Williams: Mr. Williams is an experienced business executive with over 41 years of experience in the banking industry; his experience includes service as a trustee or director of various investment companies and charities and senior executive positions of major bank organizations. He has served on the Board of Trustees and related Committees of the State Street Institutional Investment Trust and the State Street Master Funds for 15 years (since the trusts’ inception) and possesses significant experience regarding the operations and history of those trusts.

James E. Ross: Mr. Ross is an experienced business executive with over 25 years of experience in the financial services industry; his experience includes service as a trustee, director or officer of various investment companies. He has served on the Board of Trustees of the State Street Institutional Investment Trust and the State Street Master Funds for seven years and as President of the trusts for eight years and possesses significant experience regarding the trusts’ operations and history. Mr. Ross is also a senior executive officer of State Street Global Advisors.

William L. Marshall: Mr. Marshall is an experienced business executive with over 45 years of experience in the financial services industry; his experience includes service as an advisor trustee or officer of various investment companies and charities. He has served on the Board of Trustees and related Committees of SSGA Funds for 26 years and possesses significant experience regarding the operations and history of the Trust.

Patrick J. Riley: Mr. Riley is an experienced business executive with over 39 years of experience in the legal and financial services industries; his experience includes service as a trustee or director of various investment companies and Associate Justice of the Superior Court of the Commonwealth of Massachusetts. He has served on the Board of Trustees and related Committees of SSGA Funds for 26 years and possesses significant experience regarding the operations and history of the Trust.

Richard D. Shirk: Mr. Shirk is an experienced business executive with over 46 years of experience in the health care and insurance industries and with investment matters; his experience includes service as a trustee, director or officer of various health care companies and nonprofit organizations. He has served on the Board of Trustees and related Committees of SSGA Funds for 26 years and possesses significant experience regarding the operations and history of the Trust.

Bruce D. Taber: Mr. Taber is an experienced business executive with over 41 years of experience in the power generation, technology and engineering industries; his experience includes service as a trustee or director of various investment companies. He has served on the Board of Trustees and related Committees of SSGA Funds for 23 years and possesses significant experience regarding the operations and history of the Trust.

Scott F. Powers: Mr. Powers is an experienced business executive with over 31 years of experience in the financial services industry; his experience includes service as a trustee, director or officer of various investment companies and charities. He was recently elected to the SSGA Funds’ Board of Trustees and possesses significant experience regarding the operations and history of the Trust. Mr. Powers is also the president and chief executive officer of the State Street Global Advisors.

References to the experience, attributes and skills of Trustees above are pursuant to requirements of the Securities and Exchange Commission (the “SEC”), do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Standing Committees

The Board of Trustees has established various committees to facilitate the timely and efficient consideration of various matters of importance to Independent Trustees, the Trust, and the Trust’s shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has created an Audit Committee, Governance Committee, Valuation Committee and Qualified Legal and Compliance Committee.

The Audit Committee is composed of all of the Independent Trustees. The Audit Committee meets twice a year, or more often as required, in conjunction with meetings of the Board of Trustees. The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the independent accountants for the Trust. The Audit Committee is responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of the independent accountants, including non-audit services performed. The Audit Committee reviews the qualifications of the independent accountant’s key personnel involved in the foregoing activities and monitors the independent accountant’s independence. During the fiscal year ended [[                    ]], the Audit Committee held [[    ]] meetings.

The Governance Committee is composed of all the Independent Trustees. The primary functions of the Governance Committee, including the Nominating Committee (a sub-committee of the Governance Committee), is to review and evaluate the composition and performance of the Board; make nominations for membership on the Board and committees; review the responsibilities of each committee; and review governance procedures, compensation of Independent Trustees, and independence of outside counsel to the Trustees. The Nominating Committee will consider nominees to the Board recommended by shareholders. Recommendations should be submitted in accordance with the procedures set forth in the Nominating Committee Charter and should be submitted in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust. Shareholder recommendations must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. The Governance Committee performs an annual self-evaluation of Board members. During the fiscal year ended [[                    ]], the Governance Committee held [[    ]] meetings.

The Valuation Committee is composed of all the Independent Trustees. The Valuation Committee’s primary purpose is to review the actions and recommendations of the Adviser’s Oversight Committee. The Trust has established procedures and guidelines for valuing portfolio securities and making fair value determinations from time to time. The Valuation Committee is responsible for overseeing the Funds’ valuation determinations, with the assistance of the Oversight Committee, State Street and SSGA FM. During the fiscal year ended [[                    ]], the Valuation Committee held [[    ]] meetings.

The Qualified Legal and Compliance Committee (the “QLCC”) is composed of all the Independent Trustees. The primary functions of the QLCC are to receive quarterly reports from the Trust’s Chief Compliance Officer; to oversee generally the Trust’s responses to regulatory inquiries; and to investigate matters referred to it by the Chief Legal Officer and make recommendations to the Board regarding the implementation of an appropriate response to evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers or the Trustees. During the fiscal year ended [[                    ]], the QLCC held [[    ]] meetings.

Leadership Structure and Risk Management Oversight

The Board has chosen to select different individuals as Co-Chairpersons of the Board of the Trust and as President of the Trust. Currently, Mr. Holland and Mr. Riley, both Independent Trustees, serve as Co-Chairpersons of the Board, Mr. Marshall and Mr. Williams serve as Co-Chairpersons of the Audit Committee, Mr. Shirk and Ms. Spence serve as Co-Chairpersons of the QLCC, Mr. Boyan and Mr. Taber serve as Co-Chairpersons of the Valuation Committee and Mr. Taber and Ms. Spence serve as Co-Chairpersons of the Governance Committee.

Mr. Powers and Mr. Ross, who are also employees of the Adviser, serve as Trustees of the Trust and Ellen Needham, who is also an employee of the Adviser, serves as President of the Trust. The Board believes that this leadership structure is appropriate, since Mr. Powers, Mr. Ross and Ms. Needham provide the Board with insight regarding the Trust’s day-to-day management, while Mr. Holland and Mr. Riley provide an independent perspective on the Trust’s overall operation and Mr. Marshall and Mr. Williams provide a specialized perspective on audit matters.

The Board has delegated management of the Trust to service providers who are responsible for the day-to-day management of risks applicable to the Trust. The Board oversees risk management for the Trust in several ways. The Board receives regular reports from both the chief compliance officer and administrator for the Trust, detailing the results of the Trust’s compliance with its Board-adopted policies and procedures, the investment policies and limitations of the Funds, and applicable provisions of the federal securities laws and the Code. As needed, the Adviser discusses management issues respecting the Trust with the Board, soliciting the Board’s input on many aspects of management, including potential risks to the Fund. The Board’s Audit Committee also receives reports on various aspects of risk that might affect the Trust and offers advice to management, as appropriate. The Trustees also meet in executive session with the independent counsel to the disinterested Trustees, the independent registered public accounting firm, counsel to the Trust, the chief compliance officer and representatives of management, as needed. Through these regular reports and interactions, the Board oversees the risk management parameters for the Trust, which are effected on a day-to-day basis by service providers to the Trust.

Trustee Ownership of Securities of the Trust, Adviser and Distributor

[As of [                    ], none of the Independent Trustees or their immediate family members had any ownership of securities of the Adviser or State Street Global Markets, LLC (“SSGM”), the Trust’s distributor, or any person directly or indirectly controlling, controlled by or under common control with the Adviser or SSGM.]

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of December 31, 2014.

Name of Independent Trustee	Dollar Range Of Equity Securities In Each Fund	Aggregate Dollar Range Of Equity Securities In All Registered Investment Companies Overseen By Trustees In Family of Investment Companies
William L. Boyan	[None]	[ ]
Michael F. Holland	[None]	[ ]
William L. Marshall	[None]	[ ]
Patrick J. Riley	[None]	[ ]
Richard D. Shirk	[None]	[ ]
Rina K. Spence	[None]	[ ]
Bruce D. Taber	[None]	[ ]
Douglas T. Williams	[None]	[ ]

Name of Interested Trustee
Scott F. Powers	[None]	[ ]
James E. Ross	[None]	[ ]

Trustee Compensation

As of [[                    ]], each Independent Trustee receives for his or her services to the State Street Master Funds, State Street Institutional Investment Trust and SSGA Funds, a $[[        ]] annual base retainer in addition to $[[        ]] for each in-person meeting and $[[        ]] for each telephonic meeting from the Trust. The Trust will bear a pro rata allocation based on the Trust’s average monthly assets. The Co-Chairmen receive an additional $[[        ]] annual retainer.

The following table sets forth the estimated remuneration of Trustees and officers of the Trust for the fiscal year ending [December 31, 2015].

	AGGREGATE COMPENSATION FROM THE FUNDS			PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM TRUST & FUND COMPLEX PAID TO TRUSTEES
NAME OF INDEPENDENT TRUSTEE
William L. Boyan, Trustee	$	[	]	$0	$0	$	[	]
Michael F. Holland, Trustee	$	[	]	$0	$0	$	[	]
William L. Marshall, Trustee*	$	[	]	$0	$0	$	[	]
Patrick J. Riley, Trustee*	$	[	]	$0	$0	$	[	]
Richard D. Shirk, Trustee*	$	[	]	$0	$0	$	[	]

Rina K. Spence, Trustee	$	[	]	$0	$0	$	[	]
Bruce D. Taber, Trustee*	$	[	]	$0	$0	$	[	]
Douglas T. Williams, Trustee	$	[	]	$0	$0	$	[	]

NAME OF INTERESTED TRUSTEE
Scott F. Powers, Trustee*	$	[	]	$0	$0	$	[	]
James E. Ross, Trustee	$	[	]	$0	$0	$	[	]

*	Elected in January 2014.

Trustees and Officers of the Master Trust

The trustees of the Master Trust are responsible for generally overseeing the Master Trust’s business. The following table provides biographical information with respect to each trustee and officer of the Master Trust. The Trustees and Officers listed below are responsible for overseeing the Portfolios, in which the Funds generally invest substantially all of their assets.

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS
INDEPENDENT TRUSTEES
FRANK NESVET c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1943	Independent Trustee, Chairman, Trustee Committee Chairman	Term: Unlimited Served: since September 2000	Chief Executive Officer, Libra Group, Inc. (1998-present) (a financial services consulting company).	188	SPDR Series Trust (Trustee); SSgA Active Trust (Trustee); SPDR Index Shares Funds (Trustee).

DAVID M. KELLY c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1938	Independent Trustee; Audit Committee Chairman	Term: Unlimited Served: since September 2000	Retired.	188	SPDR Series Trust (Trustee); SSgA Active Trust (Trustee); SPDR Index Shares Funds (Trustee).

BONNY EUGENIA BOATMAN c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired (2005 -present); Managing Director, Columbia Management Group, Bank of America (1984-2005).	188	SPDR Series Trust (Trustee); SSgA Active Trust (Trustee); SPDR Index Shares Funds (Trustee).

DWIGHT D. CHURCHILL c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1953	Independent Trustee	Term: Unlimited Served: since April 2010	CEO and President, CFA Institute (2014 - present); Self-employed consultant since 2010; Head of Fixed Income and other Senior Management roles, Fidelity Investments (1993-2009).	188	Affiliated Managers Group, Inc. (Director); SPDR Series Trust (Trustee); SSgA Active Trust (Trustee); SPDR Index Shares Funds (Trustee).

CARL G. VERBONCOEUR c/o SPDR Index Shares Funds State Street Financial Center One Lincoln Street Boston, MA 02111-2900 1952	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009; Chief Executive Officer, Rydex Investments (2003-2009).	188	The Motley Fool Funds Trust (Trustee); SPDR Series Trust (Trustee); SSgA Active Trust (Trustee); SPDR Index Shares Funds (Trustee).

INTERESTED TRUSTEE

JAMES E. ROSS* SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Chairman and Director, SSGA Funds Management, Inc. (2005-present); President, SSGA Funds Management, Inc. (2005-2012); Executive Vice President and Principal, State Street Global Advisors (2006-present).	248	SPDR Series Trust (Trustee); SSgA Active Trust (Trustee); SPDR Index Shares Funds (Trustee); The Select Sector SPDR Trust (Trustee); State Street Master Funds (Trustee); and State Street Institutional Investment Trust (Trustee).

(1)	Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser. Mr. Ross previously served as an Interested Trustee from November 2005 to December 2009.

NAME, ADDRESS, AND YEAR OF BIRTH	POSITION(S) WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
OFFICERS:

ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1967	President	Term: Unlimited Served: since October 2012	President and Director, SSGA Funds Management, Inc. (June 2012 – present); Chief Operating Officer, SSGA Funds Management, Inc. (May 2010 - June 2012); Senior Managing Director, SSGA Funds Management, Inc. (1992-2012)*; Senior Managing Director, State Street Global Advisors (1992-present).*

ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1966	Vice President	Term: Unlimited Served: since August 2012	Chief Operating Officer, SSGA Funds Management, Inc. (April 2014 – present); Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2005 – present).*

MICHAEL P. RILEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1969	Vice President	Term: Unlimited Served: since February 2005	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2008-present); Principal, State Street Global Advisors and SSGA Funds Management, Inc. (2005-2008)

CHRISTOPHER A. MADDEN State Street Bank and Trust Company Four Copley Place, CPH0326 Boston, MA 02116 1967	Secretary	Term: Unlimited Served: since August 2013	Vice President and Senior Counsel, State Street Bank and Trust Company (2013-present) Counsel, Atlantic Fund Services (2009-2013); Vice President, Citigroup Fund Services, LLC (2005-2009).*

CHAD C. HALLETT SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111 1969 1969	Treasurer	Term: Unlimited Served: since April 2015	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014-present); Vice President, State Street Bank and Trust Company (2001 to November 2014).*

PATRICIA A. MORISETTE State Street Bank and Trust Company 100 Huntington Avenue, CPH0326 Boston, MA 02116 1973	Assistant Secretary	Term: Unlimited Served: since February 2015	Vice President and Counsel, State Street Bank and Trust Company (2014-present); Assistant Vice President and Counsel, John Hancock Financial Services (2011-2013); Independent legal consultant (2009-2011); Associate, Bingham McCutchen LLP (2003-2009).* ,**

MATTHEW FLAHERTY State Street Bank and Trust Company One Iron Street, CCB0900 Boston, MA 02206 1971	Assistant Treasurer	Term: Unlimited Served: since May 2005	Vice President, State Street Bank and Trust Company (1994-present).*

LAURA F. DELL State Street Bank and Trust Company One Iron Street, CCB0900 Boston, MA 02206 1964	Assistant Treasurer	Term: Unlimited Served: since November 2007	Vice President, State Street Bank and Trust Company (2002-present).*

BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 1973	Chief Compliance Officer	Term: Unlimited Served: since November 2013

Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (2013-Present); Senior Vice President and Global Head of Investment Compliance,

BofA Global Capital Management (2010-2013); Director of Compliance, AARP Financial Inc. (2008-2010).

*	Served in various capacities and/or with various affiliated entities during noted time period.
**	Served in various capacities and/or with unaffiliated mutual funds or closed-end funds for which State Street Bank and Trust Company or its affiliates act as a provider of services during the noted time period.

Summary of Trustees’ Qualifications – Master Trust

The Master Trust’s has concluded that each of the Trustees should serve on the Master Trust’s Board because of his or her ability to review and understand information about the Portfolios provided to him or her by management, to identify and request other information he or she may deem relevant to the performance of his or her duties, to question management and other service providers regarding material factors bearing on the management and administration of the Portfolios, and to exercise his or her business judgment in a manner that serves the best interests of each Portfolio’s shareholders. The Master Trust’s Board has concluded that each of the Trustees should serve as a Trustee based on his or her own experience, qualifications, attributes and skills as described below.

The Master Trust’s Board has concluded that Mr. Nesvet should serve as Trustee because of the experience he has gained serving as the Chief Executive Officer of a financial services consulting company, serving on the boards of other investment companies, and serving as chief financial officer of a major financial services company; his knowledge of the financial services industry, and the experience he has gained serving as Trustee of SPDR Index Shares Funds and SPDR Series Trust since 2000.

The Master Trust’s Board has concluded that Mr. Kelly should serve as Trustee because of the experience he gained serving as the President and Chief Executive Officer of the National Securities Clearing Corporation, his previous directorship experience, and the experience he has gained serving as Trustee of SPDR Index Shares Funds and SPDR Series Trust since 2000.

The Master Trust’s Board has concluded that Ms. Boatman should serve as Trustee because of the experience she gained serving as Managing Director of the primary investment division of one of the nation’s leading financial institutions, her knowledge of the financial services industry and the experience he has gained serving as Trustee of SPDR Index Shares Funds and SPDR Series Trust since April 2010.

The Master Trust’s Board has concluded that Mr. Churchill should serve as Trustee because of the experience he gained serving as the Head of the Fixed Income Division of one of the nation’s leading mutual fund companies and provider of financial services, his knowledge of the financial services industry and the experience he has gained serving as Trustee of SPDR Index Shares Funds and SPDR Series Trust since April 2010.

The Master Trust’s Board has concluded that Mr. Verboncoeur should serve as Trustee because of the experience he gained serving as the Chief Executive Officer of a large financial services and investment management company, his knowledge of the financial services industry and his experience serving on the boards of other investment companies, including SPDR Index Shares Funds and SPDR Series Trust since April 2010.

The Master Trust’s Board has concluded that Mr. Ross should serve as Trustee because of the experience he has gained in his various roles with the Adviser, his knowledge of the financial services industry, and the experience he has gained serving as Trustee of SPDR Index Shares Funds and SPDR Series Trust since 2005 (Mr. Ross did not serve as Trustee of SPDR Index Shares Funds or SPDR Series Trust from December 2009 until April 2010).

In its periodic assessment of the effectiveness of the Master Trust’s Board, the Master Trust’s Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Master Trust’s Board’s overall composition so that the Master Trust’s Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Portfolios.

Code of Ethics

The Trust, the Adviser and SSGM have each adopted a code of ethics (together, the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust, Adviser, State Street or SSGM.

PROXY VOTING PROCEDURES

The Trust has adopted proxy voting procedures pursuant to which the Trust delegates the responsibility for voting proxies relating to portfolio securities held by the Fund and the Portfolio to the Adviser as part of the Adviser’s general management of the Fund and the Portfolio, subject to the Board’s continuing oversight. [A copy of the Trust’s proxy voting procedures is located in Appendix B and a copy of the Adviser’s proxy voting procedures is located in Appendix [    ].]

Shareholders may receive information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Because the Funds commenced operations on or following the date of this SAI, as of [[                    ]], the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of each class of each Fund.

Persons or organizations owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) a Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval. Because the Funds commenced operations on or following the date of this SAI, as of [[                    ]], to the knowledge of the Trust, no persons held of record or beneficially through one or more accounts 25% or more of the outstanding shares of any class of the Funds.

Because the Funds commenced operations on or following the date of this SAI, as of [[                    ]], to the knowledge of the Trust, no persons held of record or beneficially through one or more accounts 5% or more of the outstanding shares of any class of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreements

SSGA FM is responsible for the investment management of the Funds pursuant to Investment Advisory Agreements dated May 1, 2001, February 14, 2002, February 7, 2007, October 2, 2007 and February 18, 2011, as amended from time to time (the “Advisory Agreement”), by and between the Adviser and the Trust. The Adviser and State Street are wholly-owned subsidiaries of State Street Corporation, a publicly held bank holding company.

For the services provided under the Investment Advisory Agreement, each Fund pays the Adviser a management fee at an annual rate at the annual rate, set forth below, of the Fund’s average daily net assets.

State Street Income Allocation Fund	[0.45	]%
State Street Multi-Asset real return Fund	[0.45	]%
State Street Global Allocation Fund	[0.45	]%

The Advisory Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Independent Trustees or a majority of the shareholders of the Trust approve its continuance. The Advisory Agreement may be terminated by the Adviser or the Trust without penalty upon sixty days’ notice and will terminate automatically upon its assignment.

The Adviser and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of obligations that may be purchased on behalf of the Funds, including outstanding loans to such issuers that could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. The Adviser has informed the Funds that, in making its investment decisions, it will not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for a Fund, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of the Adviser, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Adviser, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers were held by any Fund managed by the Adviser or any such affiliate.

In certain instances there may be securities that are suitable for a Fund as well as for one or more of the Adviser’s other clients. Investment decisions for the Trust and for the Adviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of each Fund to participate in volume transactions will produce better executions for the Funds.

The advisory fees paid to SSGA FM for the last three fiscal years have been omitted because the Funds had not commenced investment operations as of the date of this SAI.

Administrator

[SSGA FM serves as the administrator for the Funds pursuant to an Amended and Restated Administration Agreement. Under the Amended and Restated Administration Agreement, SSGA FM is obligated to continuously provide business management services to the Trust and the Funds and will generally, subject to the general oversight of the Trustees and except as otherwise provided in the Amended and Restated Administration Agreement, manage all of the business and affairs of the Trust. Without limiting the generality of the foregoing, SSGA FM supplies the Trust and the Funds with the following services, among others, under the Amended and Restated Administration Agreement: provide the Trust with adequate office space and all necessary office equipment and services; prepare and submit reports and meeting materials to the Board of Trustees and to existing shareholders for meetings of shareholders; assist the Funds in posting and maintaining required schedules of investments and related information on its websites; prepare reports relating to the business and affairs of the Trust as may be mutually agreed upon; provide to the Trust’s Board of Trustees periodic and special reports and recommendations; coordinate the meetings of the Board and its Committees; provide consultation on regulatory matters relating to portfolio management; act as liaison to legal counsel to the Trust; assist the Trust’s Chief Compliance Officer with issues regarding the Trust’s compliance program; perform certain compliance procedures for the Trust; provide consultation and advice for resolving compliance questions together with the Funds’ outside legal counsel; provide periodic testing of portfolios; maintain and preserve, or oversee the maintenance and preservation of, accounts, books, financial records and other documents as required by the 1940 Act, applicable federal and state laws and any other law or administrative rules or procedures which may be applicable to the Funds (including in accordance with generally accepted accounting principles to the extent required under applicable law); facilitate audits of accounts by the Funds’ independent public accountants; oversee the determination and publication of the Trust’s net asset value in accordance with the Trust’s policy as adopted from time to time by the Board; prepare the Trust’s federal, state and local income tax returns for review by the Trust’s independent accountants and filing by the Trust’s treasurer; review the calculation of, submit for approval by officers of the Trust and arrange for payment of the Trust’s expenses; and prepare and file with the SEC amendments to the Trust’s registration statement, including updating the Prospectus and Statement of Additional Information. The nature and amount of services provided by SSGA FM under the Amended and Restated Administration Agreement may vary as between classes of shares of a fund, and a fund may pay fees to SSGA FM under that Agreement at different rates in respect of its different share classes.

As consideration for SSGA FM’s services as administrator with respect to the Funds, SSGA FM receives a fee at the annual rate of 0.05% of the average daily net assets attributable to each class of shares of the Fund. The fees are accrued daily at the rate of 1/365th and payable monthly on the first business day of each month.]

[Sub-Administrator, Custodian and Transfer Agent]

[State Street serves as Custodian for the Funds pursuant to the Custody Agreement and holds the Funds’ assets.

As consideration for State Street’s services as sub-administrator, custodian and accounting agent to the Funds, State Street receives annual fees, accrued daily at the rate of 1/365th and payable monthly on the first business day of each month, pursuant to the following schedule:

Annual Fee Schedule

$25,000 for Administration Services

$12,600 for Custody and Accounting Services

The administration, sub-administration and custodian fees paid to State Street for the last three fiscal years have been omitted because the Funds had not commenced investment operations as of the date of this SAI.

Boston Financial Data Services, Inc. (“BFDS”) serves as the Transfer and Dividend Paying Agent. BFDS is a joint venture of State Street Corporation and DST Systems, Inc. BFDS is paid for the following annual account services: opening an account; closing an account; investor services; CDSC services; omnibus transparency services; and investigation services. BFDS is also paid for the following activities: telephone calls; teleservicing; telephone transactions; fulfillment; IRA custodial services; and charges related to compliance and regulatory services.]

[Portfolio fees are allocated to each Fund based on the average net asset value of each Fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. BFDS is reimbursed by each Fund for supplying certain out-of-pocket expenses including confirmation statements, investor statements, banking fees, postage, forms, audio response, telephone, records retention, customized programming/enhancements, reports, transcripts, microfilm, microfiche, and expenses incurred at the specific direction of the Fund. BFDS’s principal business address is 2 Heritage Drive, North Quincy, MA 02171.

The transfer agency fees paid to BFDS for the last three fiscal years have been omitted because the Funds had not commenced investment operations as of the date of this SAI.]

Shareholder Servicing and Distribution Plans

To compensate State Street Global Markets, LLC (“SSGM”) for the services it provides and for the expenses it bears in connection with the distribution of shares of the Funds, SSGM will be entitled to receive any front-end sales load applicable to the sale of shares of the Fund. Each Fund may also make payments from the assets attributable to certain classes of its shares to SSGM under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) described below. The principal business address of SSGM is One Lincoln Street, Boston, MA 02111. SSGM is the Funds’ distributor.

The Board, including all of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) and who have no direct or indirect financial interest in the Plan or any related agreements, approved the Plan (the “Qualified Distribution Plan Trustees”). The Plan will continue in effect with respect to a class of shares of a Fund only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Qualified Distribution Plan Trustees. The Plan may not be amended to increase materially the amount of a Fund’s permitted expenses thereunder without the approval of a majority of the outstanding shares of the affected share class and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Distribution Plan Trustees. The Plan calls for payments at an annual rate (based on average net assets) as follows:

Annual 12b-1 Fee
Class A	0.25%
Class C	1.00%
Class I	None
Class K	None

The Plan may benefit the Funds by increasing sales of shares and reducing redemptions of shares, resulting potentially, for example, in economies of scale and more predictable flows of cash into and out of the Funds.

Because Rule 12b-1 fees are paid out of a Fund’s assets, all shareholders share in that expense; however, because shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the Plan.

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies. In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semi-annual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by SSGM to a financial intermediary may be paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The compensation to financial intermediaries includes networking fees and account-based fees. The amount of continuing compensation paid by SSGM to different financial intermediaries varies.

Some portion of SSGM’s payments to financial intermediaries will be made out of amounts received by SSGM under the Funds’ Plans. In addition, certain of the Funds may reimburse SSGM for payments SSGM makes to financial intermediaries that provide certain recordkeeping, administrative and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.

SSGM and its affiliates (including SSGA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Funds’ shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds’ shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority, Inc.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by SSGM and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

Because the Funds pay distribution, service and other fees for the sale of their shares and for services provided to shareholders out of the Funds’ assets on an ongoing basis, over time those fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales loads.

A Fund may pay distribution fees, service fees and other amounts described above at a time when shares of the Fund are not being actively promoted to new investors generally, or when shares of that Fund are unavailable for purchase.

The total distribution fees and sales loads paid to SSGM and Other Intermediaries pursuant to the Rule 12b-1 Plan for the last three fiscal years have been omitted because the Funds had not commenced investment operations as of the date of this SAI.

Counsel and Independent Registered Public Accounting Firm

Ropes & Gray LLP serves as counsel to the Trust. The principal business address of Ropes & Gray LLP is 800 Boylston Street, Boston, Massachusetts 02199. Joseph P. Barri LLC, located at 259 Robbins Street, Milton, Massachusetts 02186, serves as independent counsel to the independent Trustees.

[                    ] serves as the independent registered public accounting firm for the Trust and provides (i) audit services and (ii) tax services. The principal business address of [                    ] is [                    ].

PORTFOLIO MANAGERS

The following persons serve as the portfolio managers of the Funds as of the date of this SAI. The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of [                     ]:

Income Allocation Fund

Portfolio Manager	Registered Investment Company Accounts		Assets Managed ($ billions)		Other Pooled Investment Vehicle Accounts		Assets Managed ($billions)		Other Accounts		Assets Managed ($ billions)		Total Assets Managed ($ billions)
Timothy Furbush	[	]	[	]	[	]	[	]	[	]	[	]	[	]
Michael Martel	[	]	[	]	[	]	[	]	[	]	[	]	[	]
Jeremiah K. Holly	[	]	[	]	[	]	[	]	[	]	[	]	[	]

Multi-Asset Real Return Fund

Portfolio Manager	Registered Investment Company Accounts		Assets Managed ($ billions)		Other Pooled Investment Vehicle Accounts		Assets Managed ($billions)		Other Accounts		Assets Managed ($ billions)		Total Assets Managed ($ billions)
Roberto Guiliano	[	]	[	]	[	]	[	]	[	]	[	]	[	]
Michael Martel	[	]	[	]	[	]	[	]	[	]	[	]	[	]
John A. Gulino	[	]	[	]	[	]	[	]	[	]	[	]	[	]

Global Allocation Fund

Portfolio Manager	Registered Investment Company Accounts		Assets Managed ($ billions)		Other Pooled Investment Vehicle Accounts		Assets Managed ($billions)		Other Accounts		Assets Managed ($ billions)		Total Assets Managed ($ billions)
Michael Martel	[	]	[	]	[	]	[	]	[	]	[	]	[	]
Timothy Furbush	[	]	[	]	[	]	[	]	[	]	[	]	[	]
Lisa Khatri	[	]	[	]	[	]	[	]	[	]	[	]	[	]

As indicated in the tables above, portfolio managers at the Adviser may manage numerous accounts for multiple clients. These accounts may include registered investment companies (which include exchange-traded funds), other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). Portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio. The portfolio managers do not beneficially own any shares of any Fund as of [[                     ]].

When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts may arise out of: (a) the portfolio manager’s execution of different investment strategies for various accounts; or (b) the allocation of resources or investment opportunities.

A potential conflict of interest may arise as a result of the portfolio managers’ responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment. The portfolio manager may also manage accounts whose objectives and policies differ from that of the respective Fund. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, an account may sell a significant position in a security, which could cause the market price of that security to decrease, while the fund maintained its position in that security.

A potential conflict may arise when the portfolio manager is responsible for accounts that have different advisory fees. The difference in fees could create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to investment opportunities. This conflict may be heightened if an account is subject to a performance-based fee. Another potential conflict may arise when the portfolio manager has an investment in one or more accounts that participates in transactions with other accounts. His or her investment(s) may create an incentive for the portfolio manager to favor one account over another. The Adviser has adopted policies and procedures reasonably designed to address these potential material conflicts. For instance, portfolio managers within the Adviser are normally responsible for all accounts within a certain investment discipline and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, the Adviser and its advisory affiliates have processes and procedures for allocating investment opportunities among portfolios that are designed to be fair and equitable.

The compensation of SSGA’s investment professionals is based on a number of factors, including external benchmarking data and market trends, State Street performance, SSGA performance, and individual performance. Each year our Global Human Resources department participates in compensation surveys in order to provide SSGA with critical, market-based compensation information that helps support individual pay decisions. Additionally, subject to State Street and SSGA business results, State Street allocates an incentive pool to SSGA to reward its employees. Because the size of the incentive pool is based on the firm’s overall profitability, each staff member is motivated to contribute both as an individual and as a team member.

The incentive pool is allocated to the various functions within SSGA. The discretionary determination of the allocation amounts to business units is influenced by market-based compensation data, as well as the overall performance of the group. Individual compensation decisions are made by the employee’s manager, in conjunction with the senior management of the employee’s business unit. These decisions are based on the performance of the employee and, as mentioned above, on the performance of the firm and business unit.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Each Fund invests all of its investable assets in a corresponding Portfolio and therefore does not directly incur transactional costs for purchases and sales of portfolio investments. The Funds purchase and redeem shares of the corresponding Portfolio each day depending on the number of shares of such Fund purchased or redeemed by investors on that day. Shares of the Portfolios are available for purchase by the Funds at their NAV without any sales charges, transaction fees, or brokerage commissions being charged.

All portfolio transactions are placed on behalf of the Portfolios by the Adviser. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services.

Ordinarily commissions are not charged on over the counter orders (including, for example, debt securities and money market investments) because a Fund pays a spread which is included in the cost of the security, and is the difference between the dealer’s cost and the cost to a Fund. When a Fund executes an over the counter order with an electronic communications network, an alternative trading system or a non-market maker, a commission is charged because there is no spread on the trade. Securities may be purchased from underwriters at prices that include underwriting fees.

Each Fund’s investment advisory agreement authorizes the Adviser to place, in the name of the Fund, orders for the execution of the securities transactions in which the Fund is authorized to invest, provided the Adviser, and as applicable, the Sub-Adviser seeks the best overall terms for the transaction. In selecting brokers or dealers (including affiliates of the Adviser, and as applicable, the Sub-Adviser), the Adviser, and as applicable, the Sub-Adviser chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances). The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, brokerage and research services, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. The Adviser, and as applicable, the Sub-Adviser does not currently use any Fund’s assets for soft-dollar arrangements. The Adviser, and as applicable, the Sub-Adviser does not presently participate in any soft dollar arrangements. It may aggregate trades with clients of State Street Global Advisors whose commission dollars are used to generate soft dollar credits for State Street Global Advisors. Although the Adviser’s clients’ commissions are not used for soft dollars, the Adviser and State Street Global Advisors’ clients may benefit from the soft dollar products/services received by State Street Global Advisors.

The Adviser assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities.

The brokerage commissions paid by the Funds for the last three fiscal years have been omitted because the Funds had not commenced investment operations as of the date of this SAI.

DECLARATIONS OF TRUST, CAPITAL STOCK AND OTHER INFORMATION

Capitalization

Under the Declaration of Trust, the Trustees are authorized to issue an unlimited number of shares of the Fund. Upon liquidation or dissolution of the Fund, investors are entitled to share pro rata in the Fund’s net assets available for distribution to its investors. Investments in the Fund have no preference, preemptive, conversion or similar rights, except as determined by the Trustees or as set forth in the Bylaws, and are fully paid and non-assessable, except as set forth below.

Declaration of Trust

The Declaration of Trust of the Trust provides that the Trust may redeem shares of the Fund at the redemption price that would apply if the share redemption were initiated by a shareholder. It is the policy of the Trust that, except upon such conditions as may from time to time be set forth in the then current prospectus of the Trust or to facilitate the Trust’s or the Fund’s compliance with applicable law or regulation, the Trust would not initiate a redemption of shares unless it were to determine that failing to do so may have a substantial adverse consequence for the Fund or the Trust.

The Trust’s Declaration of Trust provides that a Trustee who is not an “interested person” (as defined in the 1940 Act) of the Trust will be deemed independent and disinterested with respect to any demand made in connection with a derivative action or proceeding. It is the policy of the Trust that it will not assert that provision to preclude a shareholder from claiming that a trustee is not independent or disinterested with respect to any demand made in connection with a derivative action or proceeding; provided, however, that the foregoing policy will not prevent the Trust from asserting applicable law (including Section 2B of Chapter 182 of the Massachusetts General Laws) to preclude a shareholder from claiming that a trustee is not independent or disinterested with respect to any demand made in connection with a derivative action or proceeding.

The Trust will not deviate from the foregoing policies in a manner that adversely affects the rights of shareholders of the Fund without the approval of “a vote of a majority of the outstanding voting securities” (as defined in the 1940 Act) of the Fund.

Voting

Each investor is entitled to a vote in proportion to the number of Fund shares it owns. Shares do not have cumulative voting rights in the election of Trustees, and investors holding more than 50% of the aggregate outstanding shares in the Trust may elect all of the Trustees if they choose to do so. The Trust is not required and has no current intention to hold annual meetings of investors but the Trust will hold special meetings of shareholders when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote.

Massachusetts Business Trust

Under Massachusetts law, shareholders in a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and provides for indemnification out of the property of the applicable series of the Trust for any loss to which the shareholder may become subject by reason of being or having been a shareholder of that series and for reimbursement of the shareholder for all expense arising from such liability. Thus the risk of a shareholder incurring financial loss on account of shareholder liability should be limited to circumstances in which the series would be unable to meet its obligations.

PRICING OF SHARES

Multiple-class funds do not have a single share price. Rather, each class has a share price, called its net asset value (NAV). The price per share for each class of each Fund is determined each business day (unless otherwise noted) at the close of the New York Stock Exchange (“NYSE”) (ordinarily 4:00 p.m. Eastern time).

Pricing of shares of the Funds does not occur on New York Stock Exchange (“NYSE”) holidays. The NYSE is open for trading every weekday except for: (a) the following holidays: New Year’s Day, Martin Luther King, Jr.’s Birthday, Washington’s Birthday (the third Monday in February), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively. Purchases and withdrawals will be effected at the time of determination of NAV next following the receipt of any purchase or withdrawal order which is determined to be in good order.

The Funds’ securities will be valued pursuant to guidelines established by the Board of Trustees.

TAXATION OF THE FUNDS

The following discussion of U.S. federal income tax consequences of investment in the Funds is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Funds. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situations.

Qualification as a Regulated Investment Company

Each Fund intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code and intends each year to qualify and be eligible to be treated as such. In order to qualify for the special tax treatment accorded RICs and their shareholders, each Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”) (as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets consists of cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited in respect of any one issuer to a value not more than 5% of the value of the Fund’s total assets and no more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of its assets are invested (x) in the securities (other than those of the U.S. Government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses, or (y) in the securities of one or more QPTPs (as defined below); and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid — generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt income, for such year.

In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. Where, as here, each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in a corresponding Portfolio that is treated as a partnership for U.S. federal income tax purposes, the nature and character of each Fund’s income, gains, losses and deductions generally will be determined at the Portfolio level, and each Fund will be allocated its share of Portfolio income and gains. As applicable, references in this discussion of Taxation of the Fund to income, gains and losses of a Fund will be to income, gains and losses recognized and deductions accruing at the Portfolio level and allocated to or otherwise taken into account by the Fund, and references to assets of a Fund will be to the Fund’s allocable share of the assets of the corresponding Portfolio.

One hundred percent of the net income derived from an interest in a QPTP (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above), will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes, because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a QPTP.

For purposes of the diversification test in (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a QPTP. Also, for purposes of the diversification test in (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in (b) above.

If a Fund qualifies as a RIC that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund were to fail to meet the income, diversification or distribution tests described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax, paying interest or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or if the Fund were otherwise to fail to qualify as a RIC accorded special tax treatment in any taxable year, the Fund would be subject to tax at the Fund level on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below). In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any), and may distribute its net capital gain. Any taxable income retained by a Fund will be subject to tax at the Fund level at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but is permitted to designate the retained amount as undistributed capital gain in a timely notice to its shareholders who (a) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (a) of the preceding sentence and the tax deemed paid by the shareholder under clause (b) of the preceding sentence. A Fund is not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its taxable income, its earnings and profits, and its net capital gain – including in connection with determining the amount available to support a Capital Gain Dividend (as defined below) – a RIC generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31, or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If a Fund were to fail to distribute in a calendar year at least an amount equal, in general, to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year (or a later date if the Fund is eligible to elect and so elects), plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a RIC’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year (or a later date, if the RIC makes the election referred to above) generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. Each Fund intends generally to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so. Distributions declared by a Fund during October, November and December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. A Fund may carry incurred net capital losses forward to one or more subsequent taxable years without expiration. A Fund must apply such carryforwards first against gains of the same character.

Taxation of Distributions Received by Shareholders

For U.S. federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Portfolio has owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned such shareholder’s Fund shares. In general, the Fund will recognize its allocable share of long-term capital gain or loss on assets the Portfolio has owned or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments the Portfolio has owned (or is deemed to have owned) for one year or less. Distributions of net-capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gain, and generally taxed to individuals at reduced rates relative to ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Distributions of investment income properly reported by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Portfolio level.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals to the extent their income exceeds certain threshold amounts, and of certain trusts and estates under similar rules. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

If a Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Shareholders of a Fund will be subject to federal income taxes as described herein on distributions made by the Fund whether received in cash or reinvested in additional shares of the Fund.

Distributions on a Fund’s shares are generally subject to U.S. federal income tax as described herein to the extent they do not exceed the Fund’s allocable share of the Portfolio’s realized income and gains, even though such distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund’s net asset value reflects either unrealized gains, or realized but undistributed income or gains, that were therefore included in the price the shareholder paid. Such distributions may reduce the fair market value of a Fund’s shares below the shareholder’s cost basis in those shares. As described above, a Fund is required to distribute realized income and gains regardless of whether the Fund’s net asset value also reflects unrealized losses.

In order for some portion of the dividends received by a Fund shareholder to be “qualified dividend income,” the Portfolio must meet holding period and other requirements with respect to the dividend-paying stocks in which it invests, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the Portfolio or shareholder level) (a) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (b) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (c) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (d) if the dividend is received from a foreign corporation that is (i) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (ii) treated as a passive foreign investment company.

In general, distributions of investment income properly reported by a Fund as derived from qualified dividend income are treated as qualified dividend income in the hands of a shareholder taxed as an individual, provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividends allocated to a Fund during any taxable year are 95% or more of the Fund’s gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

In general, dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Portfolio and allocated to the Fund from domestic corporations for the taxable year. A dividend so allocated to a Fund will not be treated as a dividend eligible for the dividends-received deduction (a) if it has been received with respect to any share of stock that the Portfolio has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (b) to the extent that the Portfolio is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (x) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (y) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

Any distribution of income by a Fund that is attributable to (a) income received by the Portfolio in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (b) dividend income received by the Portfolio on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

Tax Implications of Certain Fund Investments

Special Rules for Debt Obligations. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as debt obligations that are issued originally at a discount. Generally, the original issue discount (“OID”) is treated as interest income and is included in the relevant Fund’s income and required to be distributed by the Fund over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. In addition, payment-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligation issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Alternatively, a Fund may elect to accrue market discount currently, in which case the Fund will be required to include the accrued market discount in the Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or, if necessary, by redemption of a portion of its investment in the Portfolio, which may require the Portfolio to dispose of its investments, including at a time when it may not be advantageous to do so. These dispositions may cause the Fund to realize higher amounts of short-term capital gains

(generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend than if the Fund had not held such securities.

Securities Purchased at a Premium. Very generally, where a Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium — the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Portfolio makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Portfolio reduces the current taxable income from the bond by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Portfolio is permitted to deduct any remaining premium allocable to a prior period.

A portion of the OID accrued on certain high yield discount obligations may not be deductible to the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent attributable to the deemed dividend portion of such OID.

At-risk or Defaulted Securities. Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount; whether, when or to what extent a Fund should recognize market discount on a debt obligation; when and to what extent a Fund may take deductions for bad debts or worthless securities; and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.

Certain Investments in REITs. Any investment by a Fund in equity securities of real estate investment trusts qualifying as such under Subchapter M of the Code (“REITs”) may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Investments in REIT equity securities also may require a Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Certain Investments in Mortgage Pooling Vehicles. A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in residual interests in collateralized mortgage obligations (“CMOs”) with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from certain pass-through entities) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a RIC, such as a Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Fund holding such interests may not be a suitable investment for charitable remainder trusts, as noted below.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Foreign Currency Transactions. Any transaction by a Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Passive Foreign Investment Companies. Equity investments by a Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund, or, in the case of investments held directly through its corresponding Portfolio, a Portfolio, may elect to avoid the imposition of that tax. For example, a Portfolio may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include in income its share of the PFIC’s income and net capital gains allocated to it by the Portfolio annually, regardless of whether the Portfolio receives any distribution from the PFIC. A Portfolio also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to redeem a portion of its interest in the corresponding Portfolio in order to satisfy the distribution requirements for treatment as a RIC and to eliminate a Fund-level tax, which may in turn require the Portfolio to sell investments, including when it is not otherwise advantageous to do so. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances.

Options and Futures. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If a call option written by a Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received for purposes of computing its cost basis in the securities purchased. Gain or loss arising in respect of a termination of a Fund’s obligation under an option other than through the exercise of the option will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

A Fund’s options activities may include transactions constituting straddles for U.S. federal income tax purposes, that is, that trigger the U.S. federal income tax straddle rules contained primarily in Section 1092 of the Code. Such straddles include, for example, positions in a particular security, or an index of securities, and one or more options that offset the former position, including options that are “covered” by a Fund’s long position in the subject security. Very generally, where applicable, Section 1092 requires (i) that losses be deferred on positions deemed to be offsetting positions with respect to “substantially similar or related property,” to the extent of unrealized gain in the latter, and (ii) that the holding period of such a straddle position that has not already been held for the long-term holding period be terminated and begin anew once the position is no longer part of a straddle. Options on single stocks that are not “deep in the money” may constitute qualified covered calls, which generally are not subject to the straddle rules; the holding period on stock underlying qualified covered calls that are “in the money” although not “deep in the money” will be suspended during the period that such calls are outstanding. Thus, the straddle rules and the rules governing qualified covered calls could cause gains that would otherwise constitute long-term capital gains to be treated as short-term capital gains, and distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the holding period requirements and therefore to be taxed as ordinary income or fail to qualify for the 70% dividends-received deduction, as the case may be.

The tax treatment of certain positions entered into by a Fund, including regulated futures contracts, certain foreign currency positions and certain listed non-equity options, will be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

Derivatives, Hedging, and Related Transactions. In addition to the special rules described above in respect of futures and options transactions, a Fund’s transactions in other derivative instruments (e.g., forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions, may be subject to one or more special tax rules (e.g., notional principal contract, straddle, constructive sale, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a RIC and avoid a Fund-level tax.

Commodity-Linked Instruments. Income and gains from certain commodities and certain commodity-linked instruments do not constitute qualifying income to a RIC for purposes of the 90% gross income test described above. In addition, the tax treatment of some other commodity-linked instruments in which a Fund might invest is not certain, in particular with respect to whether income or gains from such instruments constitute qualifying income to a RIC. As a result, a Fund’s direct or indirect investments in commodities and commodity-linked instruments can be limited by the Fund’s intention to qualify as a RIC, and can bear on the Fund’s ability to so qualify. In addition, these rules could affect the amount, timing and/or character of distributions to shareholders.

Book-Tax Differences. Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If such a difference arises, and a Fund’s book income is less than the sum of its taxable income and net tax-exempt income, the Fund could be required to make distributions exceeding book income to qualify as a RIC that is accorded special tax treatment and to avoid an entity-level tax. In the alternative, if a Fund’s book income exceeds the sum of its taxable income (including realized capital gains) and net tax-exempt income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter as gain from the sale or exchange of a capital asset.

Investments in Other RICs. A Fund may invest in exchange traded funds registered under the 1940 Act, as well as in shares of other investment companies, that are in each case regulated investment companies (each, an “Underlying RIC”). In such cases, the Fund’s income and gains will normally consist, in part, of dividends and other distributions from the Underlying RICs and gains and losses on the disposition of shares of the Underlying RICs. The amount of income and capital gains realized by a Fund and in turn a Fund’s shareholders in respect of the Fund’s investments in Underlying RICs may be greater than such amounts would have been had the Fund invested directly in the investments held by the Underlying RICs, rather than in the shares of the Underlying RICs. Similarly, the character of such income and gains (e.g., long-term capital gain, eligibility for the dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the investments held by the Underlying RICs.

To the extent that an Underlying RIC realizes net losses on its investments for a given taxable year, a Fund that invests in the Underlying RIC will not be able to benefit from those losses until (i) the Underlying RIC realizes gains that it can reduce by those losses, or (ii) the Fund recognizes its share of those losses when it disposes of shares in the Underlying RIC. Moreover, when a Fund makes such a disposition, any loss it recognizes will be a capital loss. A Fund will not be able to offset any capital losses from its dispositions of shares of the Underlying RIC against its ordinary income (including distributions of any net short-term capital gains realized by the Underlying RIC). In addition, a portion of such capital loss may be long-term, which will first offset the Fund’s capital gains, increasing the likelihood that the Fund’s short-term capital gains will be distributed to shareholders as ordinary income.

In the event that a Fund invests in an Underlying RIC that is not publicly offered within the meaning of the Code, the Fund’s redemption of shares of such Underlying RIC may cause the Fund to be treated as receiving a dividend taxable as ordinary income on the full amount of the redemption instead of being treated as realizing capital gain (or loss) on the redemption of the shares of the Underlying RIC.

Foreign Taxation

A Fund’s income from or the proceeds of dispositions of its investments in non-U.S. assets may be subject to withholding and other foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If, at the close of a Fund’s taxable year, more than 50% of the assets of the Fund, including indirectly through its investment in the corresponding Portfolio, consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes allocated to or paid by the Fund, including such taxes paid by the Portfolio and allocated to the Fund, to foreign countries in respect of foreign securities that the Fund or Portfolio, as applicable, has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes paid by or allocated to the Fund.

A shareholder’s ability to claim an offsetting foreign tax credit or deduction in respect of foreign taxes paid by or allocated to a Fund is subject to certain limitations imposed by the Code, which may result in the shareholder’s not receiving a full credit or deduction (if any) for the amount of such taxes. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but not a deduction) for such foreign taxes. Even if a Fund were eligible to make such an election for a given year, it may determine not to do so. Shareholders that are not subject to U.S. federal income tax, and those who invest in a Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund.

Backup Withholding

A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding rate is 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax-Exempt Shareholders

Income of a RIC that would be unrelated business taxable income (“UBTI”) if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the RIC. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

A tax-exempt shareholder may also recognize UBTI if a Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICS or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Code) that realizes any UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in each Fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in each Fund.

Redemptions and Exchanges

Redemptions and exchanges of each Fund’s shares are taxable events and, accordingly, shareholders may realize gain or loss on these transactions. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares are purchased, including by means of dividend reinvestment, within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss. Upon the redemption or exchange of shares of a Fund, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the IRS with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. See a Fund’s Prospectus for more information.

Tax Shelter Reporting

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Non-U.S. Shareholders

Non-U.S. shareholders in the Funds should consult their tax advisors concerning the tax consequences of ownership of shares in the Funds. Subject to the discussion in “Other Reporting and Withholding Requirements,” below, distributions properly reported as Capital Gain Dividends generally will not be subject to withholding of U.S. federal income tax. In general, dividends other than Capital Gain Dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code ( a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. For distributions with respect to taxable years of a RIC beginning before January 1, 2015, a RIC was not required to withhold any amounts (a) with respect to distributions (other than distributions to a foreign person (i) that had not provided a satisfactory statement that the beneficial owner was not a U.S. person, (ii) to the extent that the dividend was attributable to certain interest on an obligation if the foreign person was the issuer or was a 10% shareholder of the issuer, (iii) that was within certain foreign countries that have inadequate information exchange with the United States, or (iv) to the extent the dividend was attributable to interest paid by a person that was a related person of the foreign person and the foreign person was a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions were properly reported by the RIC in a written notice to shareholders (“interest-related dividends”), and (b) with respect to distributions (other than (i) distributions to an individual foreign person who was present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (ii) distributions subject to special rules regarding the disposition of U.S. real property interests (described below)) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions were properly reported by the RIC in a written notice to shareholders (“short-term capital gain dividends”). A RIC was permitted to report such parts of its dividends as were eligible to be treated as interest-related or short-term capital gain dividends, but was not required to do so.

This exemption from withholding for interest-related and short-term capital gain dividends has expired for distributions with respect to taxable years of RICs beginning on or after January 1, 2015. It is currently unclear whether Congress will extend this exemption for distributions with respect to taxable years of the Fund beginning on or after January 1, 2015, and what the terms of any such extension will be, including whether such extension will have retroactive effect.

A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (a) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (b) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (c) the gain or loss realized on the sale of shares of a Fund or the Capital Gain Dividends are attributable to gains from the sale or exchange of “U.S. real property interests” (“USRPIs”) as defined generally below.

Foreign persons with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign person within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign person is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Special rules would apply if a Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If a Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder attributable directly or indirectly to distributions received by the Fund from a lower-tier REIT that the Fund is required to treat as USRPI gain in its hands, generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. Prior to January 1, 2015, the special “look-through” rule described above for distributions by a RIC to foreign shareholders also applied to distributions attributable to (i) gains realized on the disposition of USRPIs by the RIC and (ii) distributions received by the RIC from a lower-tier RIC that the upper-tier RIC was required to treat as USRPI gain in its hands. It is currently unclear whether Congress will extend these former “look-through” provisions to distributions made on or after January 1, 2015, and what the terms of any such extension will be, including whether any such extension will have retroactive effect. Each Fund generally does not expect that it will be a USRPHC or would be a USRPHC but for the operation of certain of the special exceptions referred to above.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

In order for a foreign person to qualify for any exemptions from withholding described above or from lower withholding tax rates under income tax treaties, or to establish an exemption from back back-up withholding, the foreign person must comply with special certification and filing requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E, or substitute form). Non-U.S. investors in the Funds should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to foreign partnerships and those holding Fund shares through foreign partnerships. Additional considerations may apply to foreign trusts and estates. Investors holding Fund shares through foreign entities should consult their tax advisers about their particular situation.

Shareholder Reporting Obligations With Respect To Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form TD 114, Report of Foreign Bank and Financial Accounts. Shareholders should consult a tax advisor, and persons investing in the Fund through an intermediary should contact their intermediary, regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”). If a shareholder fails to provide this information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays after June 30, 2014 (or in certain cases, after later dates) and 30% of the gross proceeds of share redemptions or exchanges and certain Capital Gain Dividends it pays after December 31, 2016. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

General Considerations

The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of a Fund, as well as the effects of state, local, foreign, and other tax law and any proposed tax law changes.

UNDERWRITER

State Street Global Markets, LLC serves as the Funds’ Distributor (the “Distributor”) pursuant to the Distribution Agreement by and between the Distributor and the Trust. Pursuant to the Distribution Agreement, the Funds pay the Distributor fees under the Rule 12b-1 Plan in effect for the Funds. For a description of the fees paid to the Distributor under the Rule 12b-1 Plan, see “Shareholder Servicing and Distribution Plans,” above. The Distributor is not obligated to sell any specific number of shares and will sell shares of a Fund on a continuous basis only against orders to purchase shares. The principal business address of the Distributor is One Lincoln Street, Boston, MA 02111.

FINANCIAL STATEMENTS

As of the date of this SAI, the Funds had not commenced operations and thus do not have audited financial statements.

APPENDIX A - RATINGS OF DEBT INSTRUMENTS

MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”) — LONG TERM DEBT RATINGS. The following is a description of Moody’s debt instrument ratings.

Aaa — Bonds that are rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa — Bonds that are rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Bonds that are rated A are considered upper-medium grade and are subject to low credit risk.

Baa — Baa rated bonds are considered medium-grade obligations, and as such may possess certain speculative characteristics and are subject to moderate credit risk.

Ba — Bonds which are rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B and Lower — Bonds which are rated B are considered speculative and are subject to high credit risk. Bonds which are rated

Caa are of poor standing and are subject to very high credit risk. Bonds which are rated Ca represent obligations which are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest. Bonds which are rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s applies numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

P-1 — Moody’s short-term ratings are opinions of the ability of issuers (or supporting institutions) to honor short-term financial obligations. Such obligations generally have an original maturity not exceeding thirteen months. The designation “Prime-1” or “P-1” indicates a superior ability to repay short-term debt obligations.

P-2 — Issuers (or supporting institutions) have a strong ability to repay short-term debt obligations.

P-3 — Issuers (or supporting institutions) have an acceptable ability to repay short-term debt obligations.

STANDARD & POOR’S RATING GROUP (“S&P”). S&P’s ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default — capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA — Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA — Bonds rated AA also qualify as high-quality obligations. Their capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only by a small degree.

A — Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB — Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

BB and Lower — Bonds rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics with respect to the issuer’s capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the least degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

A-1

The ratings AA to C may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A-1- Standard & Poor’s short-term issue credit ratings are current assessments of the likelihood of timely payments of debt having original maturity of no more than 365 days. The A-1 designation indicates that the capacity for payment is extremely strong.

A-2- The capacity for timely payment on issues with this designation is strong. However, a short-term debt with this rating is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rating categories.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH RATINGS. (“FITCH”).

Fitch Ratings cover a global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue.

AAA — Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Good credit quality. ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative — ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

Fitch Rating’s appends the modifiers “+” or “-” to denote relative status within the major rating categories.

A short-term rating has a time horizon of up to 13 months for most obligations, or up to 36 months for US public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1. Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2. Good short-term credit quality. A Good intrinsic capacity for timely payment of financial commitments.

F3. Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B. Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C. High short-term default risk. Default is a real possibility.

D. Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

E. Restricted Default. Indicates an entity has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.

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APPENDIX B - TRUST’S PROXY VOTING PROCEDURES

SSGA FUNDS

STATE STREET MASTER FUNDS

STATE STREET INSTITUTIONAL INVESTMENT TRUST

PROXY VOTING POLICY AND PROCEDURES

As of February 13, 2014

The Boards of Trustees of the SSGA Funds, State Street Master Funds, State Street Institutional Investment Trust (each a “Trust”)1 have adopted the following policy and procedures with respect to voting proxies relating to portfolio securities held by the Trust’s investment portfolios.

1.	Proxy Voting Policy

The policy of the Trust is to delegate the responsibility for voting proxies relating to portfolio securities held by the Trust to SSGA Funds Management, Inc., the Trust’s investment adviser (the “Adviser”), subject to the Trustees’ continuing oversight.

2.	Fiduciary Duty

The right to vote proxies with respect to a portfolio security held by the Trust is an asset of the Trust. The Adviser acts as a fiduciary of the Trust and must vote proxies in a manner consistent with the best interest of the Trust and its shareholders.

3.	Proxy Voting Procedures

A. At least annually, the Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies (“Policy”). In addition, the Adviser shall notify the Trustees of material changes to its Policy promptly and not later than the next regular meeting of the Board of Trustees after such amendment is implemented.

B. With respect to any proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy at the next regular meeting of the Board or Trustees. For this purpose, a “conflict of interest” shall be deemed to occur when the Adviser, the principal underwriter of the Trust (the “Principal Underwriter”) or an affiliated person of the Adviser or the Principal Underwriter has a financial interest in a matter presented by a proxy to be voted on behalf of a Trust, other than the obligations the Adviser or the Principal Underwriter incurs as a service provider to the Trust, which may compromise the Adviser’s or Principal Underwriter’s independence of judgment and action in voting the proxy.

C. At least annually, the Adviser shall inform the Trustees that a record is available with respect to each proxy voted with respect to portfolio securities of the Trust during the year. Also see Section 5 below.

4.	Revocation of Authority to Vote

The delegation by the Trustees of the authority to vote proxies relating to portfolio securities of the Trust may be revoked by the Trustees, in whole or in part, at any time.

5.	Annual Filing of Proxy Voting Record

The Adviser shall provide the required data for each proxy voted with respect to portfolio securities of the Trust to the Trust or its designated service provider in a timely manner and in a format acceptable to be filed in the Trust’s annual proxy voting report on Form N-PX for the twelve-month period ended June 30. Form N-PX is required to be filed not later than August 31 of each year.

6.	Disclosures

A.	The Trust shall include in its registration statement:

1. A description of this policy and of the policies and procedures used by the Adviser to determine how to vote proxies relating to portfolio securities; and

2. A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; or both; and on the Securities and Exchange Commission’s (the “SEC”) website.

B.	The Trust shall include in its annual and semi-annual reports to shareholders:

1. A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trust’s toll-free telephone number; through a specified Internet address, if applicable; and on the SEC’s website; and

2. A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Trust’s toll-free telephone number; or through a specified Internet address; or both; and on the SEC’s website.

7.	Review of Policy

The Trustees shall review this policy to determine its continued sufficiency as necessary from time to time.

[1]	Unless otherwise noted, the singular term “Trust” used throughout this document means each of SSGA Funds, State Street Master Funds and State Street Institutional Investment Trust.

B-1

PART C. Other Information

Item 28. Exhibits

(a)(1)	Declaration of Trust dated February 16, 2000 is incorporated herein by reference to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 16, 2000.

(2)	Amendment No.1 dated February 14, 2002 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(3)	Amendment No. 2 dated May 13, 2004 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on
Form N-1A filed with the Commission on July 24, 2008.

(4)	Amendment No. 3 dated May 19, 2005 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on
Form N-1A filed with the Commission on April 30, 2008.

(5)	Amendment No. 4 dated January 26, 2007 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 23 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 6, 2007.

(6)	Amendment No. 5 dated October 2, 2007 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 27 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on October 2, 2007.

(7)	Amendment No. 6 dated September 18, 2008 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

(8)	Amendment No. 7 dated October 19, 2011 to Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 36 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on December 12, 2011.

(9)	Amended and Restated Declaration of Trust dated April 14, 2014 is incorporated herein by reference to Post-Effective Amendment No. 47 to the State Street Institutional Investment Trust’s Registration Statement on
From N-1A filed with the Commission on April 25, 2014.

(b)(1)	Third Amended and Restated By-laws of the Trust dated May 13, 2004 is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on
Form N-1A filed with the Commission on April 30, 2008.

(2)	Amended and Restated ByLaws of State Street Institutional Investment Trust dated April 14, 2014 is incorporated herein by reference to the Post-Effective Amendment No. 47 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2014.

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement dated May 1, 2001 between SSgA Funds Management, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

(2)	Notice dated February 14, 2002 to Investment Advisory Contract dated May 1, 2001 between SSgA Funds Management, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(3)	Notice dated February 7, 2007 to Investment Advisory Contract between SSgA Funds Management, Inc. and the Trust dated May 1, 2001 with respect to the State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited Duration Bond Fund and State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(4)	Notice dated October 2, 2007 to Investment Advisory Contract between SSgA Funds Management, Inc. and the Trust dated May 1, 2001 with respect to the State Street Institutional Treasury Money Market Fund, and State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective
Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(5)	Form of Investment Sub-Advisory Contract between CBRE Clarion Securities LLC and the Trust with respect to the State Street Clarion Global Real Estate Income Fund is incorporated herein by reference to Post-Effective Amendment No. 71 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on October 8, 2014.

(6)	Fee Waiver letter dated April 12, 2010 between SSgA Funds Management, Inc. and the Trust with respect to the State Street Institutional Short-Term Tax Exempt Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 32 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2010.

(7)	Fee Waiver letter dated July 2, 2009 between SSgA Funds Management, Inc. and the Trust with respect to the State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund and State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(8)	Fee Waiver letter dated April 28, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the State Street Equity 2000 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(9)	Fee Waiver letter dated February 1, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the Money Market Funds is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(10)	Amendment dated February 18, 2011 to the Investment Advisory Agreement dated May 1, 2001, between SSgA Funds Management, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(11)	Form of Amendment to the Advisory Agreement related to the State Street Institutional Investment Trust and the State Street Global Equity ex-U.S. Index Fund is incorporated herein by reference to Post-Effective
Amendment No. 59 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 11, 2014.

(12)	Reimbursement Agreement dated September 20, 2012 by and among State Street Master Funds, State Street Institutional Investment Trust, and SSgA Funds Managements, Inc. will be filed by subsequent amendment.

(13)	Form of Notice to Investment Advisory Agreement related to the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio and State Street Equity 500 Index II Portfolio, State Street Global Managed Volatility Fund, State Street Global Macro Absolute Return Fund, State Street Global Equity ex-U.S. Index Fund, State Street Opportunistic Emerging Markets Fund, State Street Clarion Global Real Estate Income Fund, State Street Small Cap Emerging Markets Equity Fund and State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 85 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on January 9, 2015.

(14)	Form of Notice to Investment Advisory Agreement related to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund and State Street Asia Pacific Value Spotlight Fund will be filed by subsequent amendment.

(15)	Form of Fee Waiver letter between SSgA Funds Management, Inc. and the Trust with respect to the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Fund, State Street Aggregate Bond Index Fund, State Street Equity 500 Index Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio and State Street Equity 500 Index II Portfolio, State Street Global Managed Volatility Fund, State Street Global Macro Absolute Return Fund, State Street Global Equity ex-U.S. Index Fund, State Street Opportunistic Emerging Markets Fund, State Street Clarion Global Real Estate Income Fund,

State Street Small Cap Emerging Markets Equity Fund and State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 77 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 5, 2014.

(16)	Form of Investment Sub-Advisory Contract between CBRE Clarion Securities LLC and the Trust with respect to the State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 85 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on January 9, 2015.

(17)	Form of Notice to Investment Advisory Agreement related to the State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, and State Street Global Allocation Fund will be filed by subsequent amendment.

(e)(1)	Distribution Agreement dated August 1, 2009 between State Street Global Markets, LLC, and the Trust is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(2)	Amended Distribution Agreement dated August 1, 2009 between State Street Global Markets, LLC, and the Trust is incorporated herein by reference to Post-Effective Amendment No. 36 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on December 12, 2011.

(3)	Form of Amended Distribution Agreement related to the State Street Institutional Investment Trust and the State Street Global Equity ex-U.S. Index Fund is incorporated herein by reference to Post-Effective Amendment No. 59 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 11, 2014.

(4)	Amended Distribution Agreement dated April 14, 2014 between State Street Global Markets, LLC, and the Trust to be filed by subsequent amendment.

(5)	Form of Notice to the Distribution Agreement related to the State Street Institutional Investment Trust, the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio, State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, State Street Institutional Tax Free Money Market Fund. State Street Global Managed Volatility Fund, State Street Global Macro Absolute Return Fund, State Street Global Equity ex-U.S. Index Fund, State Street Opportunistic Emerging Markets Fund, State Street Clarion Global Real Estate Income Fund, State Street Small Cap Emerging Markets Equity Fund and State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 71 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on October 8, 2014.

(6)	Form of Notice to the Distribution Agreement related to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund and State Street Asia Pacific Value Spotlight Fund will be filed by subsequent amendment.

(7)	Form of Notice to Distribution Agreement related to the State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, and State Street Global Allocation Fund will be filed by subsequent amendment.

(f)	Not applicable.

(g)(1)	Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

(2)	Notice dated February 14, 2002 to Amended and Restated Custodian Agreement dated February 14, 2001 with respect to the State Street Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(3)	Notice dated February 12, 2004 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(4)	Notice dated July 22, 2008 to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on
Form N-1A filed with the Commission on July 24, 2008.

(5)	Form of Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Investment Trust and the State Street Global Equity ex-U.S. Index Fund is incorporated herein by reference to Post-Effective Amendment No. 59 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on
July 11, 2014.

(6)	Form of Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio, State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, State Street

Institutional Treasury Plus Money Market Fund, State Street Institutional Tax Free Money Market Fund, State Street Global Managed Volatility Fund, State Street Global Macro Absolute Return Fund, State Street Global Equity ex-U.S. Index Fund, State Street Opportunistic Emerging Markets Fund, State Street Clarion Global Real Estate Income Fund, State Street Small Cap Emerging Markets Equity Fund and State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 71 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on October 8, 2014.

(7)	Form of Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund and State Street Asia Pacific Value Spotlight Fund will be filed by subsequent amendment.

(8)	Form of Notice to Amended and Restated Custodian Agreement dated February 14, 2001 between State Street Bank and Trust Company and the Trust with respect to the State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, and State Street Global Allocation Fund will be filed by subsequent amendment.

(h)(1)(a)	Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

(1)(b)	Transfer Agency and Service Agreement dated July 31, 2009 between Boston Financial Data Services, Inc. and the Trust is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(1)(c)	Anti-Money Laundering Services Amendment dated October 31, 2006 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(1)(d)	Services Amendment dated April 5, 2004 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(1)(e)	Notice dated February 14, 2002 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on
Form N-1A filed with the Commission on April 29, 2009.

(1)(f)	Notice dated February 12, 2004 to Transfer Agency and Service Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

(1)(g)	Notice to Transfer Agency and Service Agreement dated July 31, 2009 between Boston Financial Data Services, Inc. and the Trust with respect to the Class M Shares of the State Street Institutional Liquid Reserves Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 27, 2012.

(1)(h)	Form of Notice to Transfer Agency and Service Agreement dated July 31, 2009 between Boston Financial Data Services, Inc. and the Trust with respect to the State Street Institutional Investment Trust and the State Street Global Equity ex-U.S. Index Fund is incorporated herein by reference to Post-Effective Amendment No. 59 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 11, 2014.

(1)(i)	Form of Notice to Transfer Agency and Service Agreement dated July 31, 2009 between Boston Financial Data Services, Inc. and the Trust with respect to the State Street Institutional Investment Trust, the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II, State Street Equity 500 Index II Portfolio, State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, State Street Institutional Tax Free Money Market Fund, State Street Global Managed Volatility Fund, State Street Global Macro Absolute Return Fund, State Street Global Equity ex-U.S. Index Fund, State Street Opportunistic Emerging Markets Fund, State Street Clarion Global Real Estate Income Fund, State Street Small Cap Emerging Markets Equity Fund and State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 71 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on October 8, 2014.

(1)(j)	Form of Notice to Transfer Agency and Service Agreement dated July 31, 2009 between Boston Financial Data Services, Inc. and the Trust with respect to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund and State Street Asia Pacific Value Spotlight Fund will be filed by subsequent amendment.

(1)(k)	Form of Notice to Transfer Agency and Service Agreement dated July 31, 2009 between Boston Financial Data Services, Inc. and the Trust with respect to the State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, and State Street Global Allocation Fund will be filed by subsequent amendment.

(2)	Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust is incorporated herein by reference to Post-Effective Amendment No. 9+ to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2002.

(2)(a)	Notice dated February 14, 2002 to Administration Agreement dated February 28, 2000 with respect to the State Street Institutional Money Market Fund and the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(2)(b)	Notice dated February 12, 2004 to Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 28 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 30, 2008.

(2)(c)	Notice dated September 10, 2007 to Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Treasury Money Market Fund and the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(2)(d)	Administration Agreement dated February 1, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the Money Market Funds is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(2)(e)	Amended and Restated Administration Agreement dated October 19, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the Money Market Funds is incorporated herein by reference to Post-Effective Amendment No. 36 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on December 12, 2011.

(2)(f)	Sub-Administration Agreement dated February 1, 2011 by and among State Street Bank and Trust Company, SSgA Funds Management, Inc. and the Trust with respect to the Money Market Funds is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on
Form N-1A filed with the Commission on April 29, 2011.

(2)(g)	Form of Notice to Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Investment Trust and the State Street Global Equity ex-U.S. Index Fund is incorporated herein by reference to Post-Effective Amendment No. 59 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 11, 2014.

(2)(h)	Form of Notice to Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Investment Trust, the State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Global Managed Volatility Fund, State Street Global Macro Absolute Return Fund, State Street Global Equity ex-U.S. Index Fund, State Street Opportunistic Emerging Markets Fund, State Street Clarion Global Real Estate Income Fund, State Street Small Cap Emerging Markets Equity Fund and State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 71 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on October 8, 2014.

(2)(i)	Form of Notice to Administration Agreement dated February 28, 2000 between State Street Bank and Trust Company and the Trust with respect to the State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund and State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 66 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 9, 2014.

(2)(j)	Form of Notice to Administration Agreement dated February 1, 2011 between SSgA Funds Management, Inc. and the Trust with respect to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund and State Street Asia Pacific Value Spotlight Fund will be filed by subsequent amendment.

(2)(k)	Form of Notice to Sub-Administration Agreement dated February 1, 2011 between State Street Bank and Trust Company and SSgA Funds Management, Inc. with respect to the State Street Institutional Liquid Reserves Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund and State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 66 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 9, 2014.

(2)(l)	Form of Notice to Sub-Administration Agreement dated February 1, 2011 between State Street Bank and Trust Company and SSgA Funds Management, Inc. with respect to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund and State Street Asia Pacific Value Spotlight Fund will be filed by subsequent amendment.

(2)(m)	Form of Notice to Sub-Administration Agreement dated February 1, 2011 between State Street Bank and Trust Company and SSgA Funds Management, Inc. with respect to the State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, and State Street Global Allocation Fund will be filed by subsequent amendment.

(3)	Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Equity 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(4)	Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Liquid Reserves Fund is incorporated herein by reference to Post-Effective
Amendment No. 17 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(5)	Form of Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Limited Duration Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 23 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 28, 2006.

(6)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Tax Free Limited Duration Bond Fund is

incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(7)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(8)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Treasury Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(9)	Master-Feeder Participation Agreement between State Street Master Funds and the Trust with respect to the State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(10)	Master-Feeder Participation Agreement between State Street Master Funds and Henderson Global Funds dated
April 20, 2009 is incorporated herein by reference to Post-Effective Amendment No. 30 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2009.

(11)	Information Security Program Agreement dated November 19, 2010 is incorporated herein by reference to Post-Effective Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on
Form N-1A filed with the Commission on April 29, 2011.

(i)(1)	Legal Opinion of Ropes & Gray LLP is incorporated herein by reference to Pre-Effective Amendment No. 1 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission in September 2000.

(2)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 10 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 13, 2002.

(3)	Legal Opinion of Ropes & Gray LLP with respect to the Class R Shares of the State Street Equity 500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 15 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on June 3, 2005.

(4)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Limited Duration Bond Fund and State Street Institutional Tax Free Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 23 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 6, 2007.

(5)	Legal Opinion of Ropes & Gray LLP with respect to State Street Institutional Investment Trust and the State Street Global Equity ex-U.S. Index Fund is incorporated herein by reference to Post-Effective Amendment No. 59 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on
July 11, 2014.

(6)	Legal Opinion of Ropes & Gray LLP with respect to State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio and State Street Equity 500 Index II Portfolio is incorporated herein by reference to Post-Effective Amendment No. 59 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 11, 2014.

(7)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Clarion Global Infrastructure & MLP Fund is incorporated herein by reference to Post-Effective Amendment No. 85 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on January 9, 2015.

(8)	Legal Opinion of Ropes & Gray LLP with respect to the Institutional Class, Investor Class and Administration Class shares of the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 54 to the State Street Institutional Investment Trust’s Registration Statement on
Form N-1A filed with the Commission on June 24, 2014.

(9)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Clarion Global Real Estate Income Fund is incorporated herein by reference to Post-Effective Amendment No. 71 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on October 8, 2014.

(10)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Opportunistic Emerging Markets Fund and State Street Small Cap Emerging Markets Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 77 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on November 5, 2014.

(11)	Legal Opinion of Ropes & Gray LLP with respect to Class G shares of the State Street Institutional U.S. Government Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 66 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on September 9, 2014.

(12)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund and State Street Asia Pacific Value Spotlight Fund will be filed by subsequent amendment.

(13)	Legal Opinion of Ropes & Gray LLP with respect to the State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, and State Street Global Allocation Fund will be filed by subsequent amendment.

(j)	Not applicable.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Amended Rule 12b-1 Plan dated May 14, 2009 is incorporated herein by reference to Post-Effective
Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(2)	Amended Rule 12b-1 Plan dated February 18, 2010 is incorporated herein by reference to Post-Effective
Amendment No. 33 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 29, 2011.

(3)	Amended Rule 12b-1 Plan dated April 14, 2014 is incorporated herein by reference to Post-Effective
Amendment No. 47 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2014.

(4)	Amended Rule 12b-1 Plan dated June 19, 2014 is incorporated herein by reference to Post-Effective
Amendment No. 54 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on June 24, 2014.

(5)	Amended Rule 12b-1 Plan with respect to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund and State Street Asia Pacific Value Spotlight Fund will be filed by subsequent amendment.

(6)	Amended Rule 12b-1 Plan with respect to the the State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, and State Street Global Allocation Fund will be filed by subsequent amendment.

(7)	Amended Shareholder Servicing Plan for Service Class effective May 14, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on
Form N-1A filed with the Commission on February 25, 2010.

(8)	Amended Shareholder Servicing Plan for Investment Class effective May 14, 2009 is incorporated herein by reference to Post-Effective Amendment No. 31 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2010.

(n)(1)	Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 dated May 15, 2008 is incorporated herein by reference to Post-Effective Amendment No. 29 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on July 24, 2008.

(2)	Amended Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated herein by reference to Post-Effective Amendment No. 36 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on December 12, 2011.

(3)	Amended Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated herein by reference to Post-Effective Amendment No. 48 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2014.

(4)	Amended Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated herein by reference to Post-Effective Amendment No. 54 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on June 24, 2014.

(5)	Amended Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to the State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund and State Street Asia Pacific Value Spotlight Fund will be filed by subsequent amendment.

(6)	Amended Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to the State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, and State Street Global Allocation Fund will be filed by subsequent amendment.

(o)	Power of Attorney as it relates to the Registrant is incorporated herein by reference to Post-Effective
Amendment No. 47 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2014.

(p)(1)	Joint Code of Ethics dated May 17, 2000, as amended September 16, 2004 with State Street Master Funds is incorporated herein by reference to Post-Effective Amendment No. 13 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on February 25, 2005.

(2)	Joint Code of Ethics governing the Registrant is incorporated herein by reference to Post-Effective
Amendment No. 40 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on April 25, 2014.

(3)	Code of Ethics of CBRE Clarion Securities LLC is incorporated herein by reference to Post-Effective Amendment No. 85 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on January 9, 2015.

(q)(1)	Financial Statements for the fiscal years ending December 31, 2012 and December 31, 2013 for CBRE Clarion Global Listed Infrastructure Fund, LP are incorporated herein by reference to Post-Effective Amendment No. 85 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on January 9, 2015.

(2)	Portfolio of Investments dated October 31, 2014 for the CBRE Clarion Global Listed Infrastructure Fund, LP is incorporated herein by reference to Post-Effective Amendment No. 85 to the State Street Institutional Investment Trust’s Registration Statement on Form N-1A filed with the Commission on January 9, 2015.

+	Post-Effective Amendment No. 8 was filed with the Commission on January 30, 2002. The next Post-Effective Amendment, filed on April 30, 2002, should have been sequentially numbered Post-Effective Amendment No. 9. Due to a scrivener’s error, it was numbered Post-Effective Amendment No. 10. Such Post-Effective Amendment has been referred to in this Part C as Post-Effective Amendment No. 9.

Item 29. Persons Controlled By or Under Common Control with the Fund

See the Statement of Additional Information regarding the Trust’s control relationships.

Item 30. Indemnification

Under the terms of Registrant’s Amended and Restated Declaration of Trust, Article VIII, Registrant is required, subject to certain exceptions and limitations, to indemnify each of its Trustees and officers, including persons who serve at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise who may be indemnified by Registrant under the Investment Company Act of 1940.

Item 31. Business and Other Connections of the Investment Adviser

SSgA Funds Management, Inc.

See “Management of the Trust” in Part B. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

Item 32. Principal Underwriter

(m)	State Street Global Markets, LLC, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, serves as the Trust’s principal underwriter and also serves as the principal underwriter for the following investment companies: SPDR Series Trust, SPDR Index Shares Funds, State Street Master Funds, and SSgA Funds.

(b) To the best of Registrant’s knowledge, the directors and executive officers of State Street Global Markets, LLC, are as follows:

Nicholas Bonn	Chief Executive Officer and Director

Christopher P. Jensen	FINOP and Chief Financial Officer and Director

Howard Fairweather	Director

Stephan Gavell	Director

Mark Snyder	Executive Vice President and Director

R. Bryan Woodard	Senior Vice President, Chief Legal Counsel and Secretary

James Ross	Executive Vice President and Director

Martine Bond	Executive Vice President and Director

*	The principal business address for each of the above directors and executive officers is 1 Lincoln Street, Boston, MA 02111.

Item 33. Location of Accounts and Records

The accounts and records of the Trust are located, in whole or in part, at the office of the Trust and the following locations:

State Street Institutional Investment Trust (“Trust”)

4 Copley Place, 3rd floor

Boston, MA 02116

SSGA Funds Management, Inc. (“Adviser”)

State Street Financial Center

One Lincoln Street

Boston, MA 02111

SSGA Funds Management, Inc. serves as the Administrator for the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund, State Street Asia Pacific Value Spotlight Fund, State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, and State Street Global Allocation Fund.

State Street Bank and Trust Company serves as the Sub-Administrator for the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund, State Street Asia Pacific Value Spotlight Fund, State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund, and State Street Global Allocation Fund.

State Street Bank and Trust Company serves as the Administrator for the State Street Institutional Limited Duration Bond Fund, State Street Aggregate Bond Index Fund, State Street Equity 500 Index Fund, State Street Equity 400 Index Fund, State Street Equity 2000 Index Fund, State Street Institutional Investment Trust, State Street Global Equity ex-U.S. Index Fund, and State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio , State Street Opportunistic Emerging Markets Fund, State Street Small Cap Emerging Markets Equity Fund, State Street Global Managed Volatility Fund, State Street Clarion Global Infrastructure & MLP Fund and State Street Clarion Global Real Estate Income Fund.

State Street Bank and Trust Company serves as the Custodian, Transfer Agent and Dividend Disbursing Agent) for all Funds, except not the Transfer Agent/Dividend Disbursing Agent for the State Street Institutional Liquid Reserves Fund, State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional Treasury Money Market Fund, the State Street Institutional Treasury Plus Money Market Fund, State Street Institutional Investment Trust, State Street Global Equity ex-U.S. Index Fund, and State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio, State Street Opportunistic Emerging Markets Fund, State Street Small Cap Emerging Markets Equity Fund, State Street Global Managed Volatility Fund, State Street Clarion Global Infrastructure & MLP Fund, State Street Clarion Global Real Estate Income Fund, State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund and State Street Asia Pacific Value Spotlight Fund, State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund and State Street Global Allocation Fund.

State Street Bank and Trust Company

4 Copley Place, 3rd floor

Boston, MA 02116

Boston Financial Data Services, Inc.

Boston Financial Data Services, Inc. serves as the Transfer Agent/Dividend Disbursing Agent for the State Street Institutional Liquid Reserves Fund, State Street Institutional Limited Duration Bond Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund, State Street Institutional Treasury Plus Money Market Fund, State Street Institutional Investment Trust, State Street Global Equity ex-U.S. Index Fund, and State Street Target Retirement 2015 Fund, State Street Target Retirement 2020 Fund, State Street Target Retirement 2025 Fund, State Street Target Retirement 2030 Fund, State Street Target Retirement 2035 Fund, State Street Target Retirement 2040 Fund, State Street Target Retirement 2045 Fund, State Street Target Retirement 2050 Fund, State Street Target Retirement 2055 Fund, State Street Target Retirement 2060 Fund, State Street Target Retirement Fund, State Street Strategic Real Return Fund, State Street Strategic Real Return Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Equity 500 Index II Portfolio, State Street Opportunistic Emerging Markets Fund, State Street Small Cap Emerging Markets Equity Fund, State Street Global Managed Volatility Fund, State Street Clarion Global Infrastructure & MLP Fund, State Street Clarion Global Real Estate Income Fund, State Street Global Value Spotlight Fund, State Street International Value Spotlight Fund, State Street European Value Spotlight Fund, State Street Asia Pacific Value Spotlight Fund, the State Street Income Allocation Fund, State Street Multi-Asset Real Return Fund and State Street Global Allocation Fund.

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant, State Street Institutional Investment Trust (the “Trust”) has duly caused this Amendment to the Trust’s Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on this 16th day of April, 2015.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement for the Trust has been signed below by the following persons in the capacities indicated on the 16th day of April, 2015:

Signature	Signature

/s/ William L. Boyan*	/s/ James E. Ross*
William L. Boyan, Trustee	James E. Ross, Trustee

/s/ Michael F. Holland*	/s/ Richard D. Shirk*
Michael F. Holland, Trustee	Richard D. Shirk, Trustee

/s/ William L. Marshall*	/s/ Rina K. Spence*
William L. Marshall, Trustee	Rina K. Spence, Trustee

/s/ Scott F. Powers*	/s/ Bruce D. Taber*
Scott F. Powers, Trustee	Bruce D. Taber, Trustee

/s/ Patrick J. Riley*	/s/ Douglas T. Williams*
Patrick J. Riley, Trustee	Douglas T. Williams, Trustee

/s/ Chad C. Hallett	/s/ Ellen M. Needham
Chad C. Hallett, Treasurer and Principal Financial Officer	Ellen M. Needham, President and Principal Executive Officer

/s/ David James
*By: David James
Attorney-in-Fact
Pursuant to Powers of Attorney

EXHIBIT INDEX

Exhibit No.	Document